UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   58                             |X|
                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                         Unified Series Trust
         (Exact Name of Registrant as Specified In Charter)

                     431 North Pennsylvania Street
                     Indianapolis, Indiana  46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                          Anthony J. Ghoston
                              President
                    431 North Pennsylvania Street
                     Indianapolis, Indiana  46204

             (Name and Address of Agent for Service)

                           Copies to:

                     Dee Anne Sjogren, Esq.
                      Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                         (314) 552-6295

   Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
   [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                    Becker Value Equity Fund
              Becker Small Cap Value Equity Fund




PROSPECTUS
February 28, 2006




1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204
(800) 551-3998
www.beckervaluefunds.com

























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




3


                          TABLE OF CONTENTS


                                                                           Page

BECKER VALUE EQUITY FUND......................................................2

   RISK/RETURN SUMMARY........................................................2
   HOW HAS THE FUND PERFORMED IN THE PAST?....................................4

BECKER SMALL CAP VALUE EQUITY FUND............................................6

   RISK/RETURN SUMMARY........................................................6
   HOW HAS THE FUND PERFORMED IN THE PAST?....................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................10

HOW TO BUY SHARES............................................................10


HOW TO REDEEM SHARES.........................................................13


DETERMINATION OF NET ASSET VALUE.............................................15


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................15


MANAGEMENT OF THE FUNDS......................................................17


FINANCIAL HIGHLIGHTS.........................................................19


PRIVACY POLICY...............................................................21

FOR MORE INFORMATION.................................................BACK COVER








                     BECKER VALUE EQUITY FUND
                       RISK/RETURN SUMMARY


Investment Objective

     .........The  investment  objective  of the Becker  Value  Equity Fund (the
"Fund") is long-term capital appreciation.


Principal Strategies

     .........The  Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     .........The  advisor intends that the Fund will invest primarily in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with market capitalizations exceeding $1.5 billion. Although the Fund primarily will invest in large or medium-sized companies, outstanding small-cap companies will not be excluded because of size if they present opportunities for value.

     .........Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds ("ETFs"), equity real estate investment trusts (REITs) and American Depository Receipts ("ADRs"). Equity REITs are securities that sell like stocks on the major exchanges and invest directly in real estate. The Fund may invest up to 15% of its assets in ADRs, which are receipts that are issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in convertible stocks, preferred stocks, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     .........The  Fund  will  not  seek  to  realize  profits  by  anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

     .........The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.


Principal Risks of Investing in the Fund

     o........Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer. o Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company. o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares. o Real Estate Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund right for you?

         The Fund may be suitable for:

     o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments


General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The bar chart and performance table below show the variability of the Fund's returns which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the inception of the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.















                      Year-by-Year Annual Total Return
                     (for the year ended December 31st)

                            [GRAPHIC OMITTED]

     During the period shown, the highest return for a quarter was 10.66% (quarter ending December 31, 2004); and the lowest return was -3.53% (quarter ending September 30, 2004).


                            AVERAGE ANNUAL TOTAL RETURNS
                        FOR THE YEARS ENDED DECEMBER 31, 2005

============================================ =========== ======================
Becker Value Equity Fund                          1            Since Inception
                                                Year         (November 3, 2003)
-------------------------------------------- ----------- ----------------------
-------------------------------------------- ----------- ----------------------
    Return Before Taxes                          9.24%             14.74%
-------------------------------------------- ----------- ----------------------
-------------------------------------------- ----------- ----------------------
    Return After Taxes on Distributions(1)       8.09%             14.07%
-------------------------------------------- ----------- ----------------------
-------------------------------------------- ----------- ----------------------
    Return  After  Taxes on  Distributions       6.53%             12.39%
    and Sale of Fund Shares
-------------------------------------------- ----------- ----------------------
-------------------------------------------- ----------- ----------------------
S&P  500  (reflects  no  deductions  for fees,   4.92%              9.84%
expenses and taxes)
-------------------------------------------- ----------- ----------------------

     (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




                        BECKER SMALL CAP VALUE EQUITY FUND

                               RISK/RETURN SUMMARY



Investment Objective

     The investment objective of the Becker Small Cap Value Equity Fund (the "Fund") is long-term capital appreciation.


Principal Strategies

     The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     The advisor intends that the Fund will invest primarily in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with market capitalizations that do not exceed $2.0 billion. Although the Fund primarily will invest in small-cap companies, outstanding large or medium-sized companies will not be excluded because of size if they present opportunities for value. The Fund may continue to hold the stocks of companies that were considered small-cap at the time of purchase but later increase in size to become mid- or large-cap companies.

     Under normal circumstances, the Fund will invest at least 80% of its assets in small-cap equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds ("ETFs"), real estate investment trusts (REITs), American Depository Receipts ("ADRs"). REITs are securities that sell like stocks on the major exchanges and invest in real estate directly, either through properties or mortgages. The Fund may invest up to 5% of its assets in ADRs, which are receipts that are issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest up to 20% of its net assets in convertible stocks, preferred stocks, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and cash and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

     The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.


Principal Risks of Investing in the Fund

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer. o Small-Cap Risk. Stocks of small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company. o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares. o Real Estate Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund right for you?

         The Fund may be suitable for:

     o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments


General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The bar chart and performance table below show the variability of the Fund's returns which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the inception of the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                        (for the year ended December 31st)

     [GRAPHIC OMITTED] During the period shown, the highest return for a quarter was 3.73% (quarter ending December 31, 2004); and the lowest return was -3.70% (quarter ending March 31, 2005).


                          AVERAGE ANNUAL TOTAL RETURNS
                   FOR THE YEARS ENDED DECEMBER 31, 2005

============================================= =================================
Becker Value Equity Fund                                                 1 Year
--------------------------------------------- ---------------------------------
     Return Before Taxes                                                  2.90%
--------------------------------------------- ---------------------------------
     Return After Taxes on Distributions(1)                               2.11%
--------------------------------------------- ---------------------------------
     Return  After  Taxes  on  Distributions                              2.02%
     and Sale of Fund Shares
--------------------------------------------- ---------------------------------
Indexes  (reflects no deductions  for fees,
expenses and taxes)
--------------------------------------------- ---------------------------------
     Russell 2000 Index(2)                                                4.55%
--------------------------------------------- ---------------------------------
     Russell 2000 Value Index(2)                                          4.71%
--------------------------------------------- ---------------------------------

     (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     (2) The Russell 2000 Index consists of the 2000 smallest companies of the Russell 3000 Index. The Russell 2000 Value Index consists of those companies in the Russell 2000 Index with lower price to book values and lower forecasted growth. Each of these indexes is unmanaged, and the performance of each does not reflect deductions for fees, expenses or taxes.








              FEES AND EXPENSES OF INVESTING IN THE FUNDS

     The tables describe the fees and expenses that you would pay if you buy and hold shares of a Fund.

Shareholder Fees                                              Value Equity Fund  Small Cap Value (fees paid  directly from your
investment)                                                                                        Equity Fund

Maximum Sales Charge (Load)                                          NONE                            NONE Imposed on Purchases
Maximum Deferred Sales Charge (Load)                                 NONE                            NONE Redemption Fee1, (2)
1.00%                                                                           1.00% Exchange Fee   NONE NONE

Annual Fund Operating Expenses                                Value Equity Fund Small Cap Value
(expenses that are deducted from Fund assets)                                         Equity Fund

Management Fee                                                       1.00%(3)                        1.20%
Distribution and/or Service (12b-1) Fees                             NONE                            NONE
Other Expenses                                                       0.53%                           9.25%
Total Annual Fund Operating Expenses                                 1.53%                           10.45%
Fee Waiver(4)                                                        (0.53%)                         (9.25%)
Net Expenses                                                         1.00%                           1.20%

     1 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, each Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days after they are purchased. The Funds may waive this fee for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances. 2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 3 Effective as of February 28, 2006, the Value Equity Fund's management fee was reduced from 1.20% to 1.00%. 4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively, through October 31, 2006.

Example:

     Based on the costs above, this example helps you compare the expenses of each Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Value Equity Fund            1 year       3 years       5 years        10 years
                              $102         $474           $870          $1,980

Small Cap Value Equity Fund  1 year       3 years       5 years        10 years
                              $122         $2,175         $4,010        $7,791


                                 HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in each Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase


    By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o a check (subject to the minimum amounts) made payable to the appropriate Fund;


Mail the completed application and check to:

U.S. Mail: Overnight
Becker Value Equity Fund or                  Becker Value Equity Fund or
Becker Small Cap Value Equity Fund           Becker Small Cap Value Equity Fund
c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
P.O. Box 6110                                431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 1-800-551-3998 to obtain instruction on how to set up your account and to obtain an account number.

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the appropriate Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name -the name of your account(s) -your account number(s) -a check made payable to your fund

     Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

Other Purchase Information

     Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

     The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                          HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                               Overnight:
Becker Value Equity Fund or              Becker Value Equity Fund or
Becker Small Cap Value Equity Fund       Becker Small Cap Value Equity Fund
c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
P.O. Box 6110                            431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110         Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 1-800-551-3998 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 1-800-551-3998. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 1-800-551-3998. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     Fund Policy on Market Timing. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% fee will be assessed against investment proceeds withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

     While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

                   DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Funds receive your order in proper form.

     Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Funds typically distribute substantially all net investment income in the form of dividends and any net realized capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of net realized capital gains.

     Taxes. Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as discussed in the table below. Dividends normally will be distributed by each Fund on an annual basis.

     Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Funds sell their assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                        Tax Status

Qualified dividend income                 Generally maximum 15% on non-corporate
                                           taxpayers
Net short-term capital gain distributions Ordinary income rate

Net long-term capital gain distributions  Generally maximum 15% on non-corporate taxpayers*
Sales of shares
(including redemptions) owned             Gains taxed at generally maximum 15%
more than one year                        on non-corporate taxpayers*

Sales of shares
(including redemptions) owned             Gains are taxed at the same rate as
for one year or less                      ordinary income; losses are subject to
                                          special rules
          *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from a Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, the relevant Fund also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                        MANAGEMENT OF THE FUNDS

     Becker  Capital  Management,  Inc.,  1211  SW  Fifth  Avenue,  Suite  2185,
Portland, OR 97204, www.beckercap.com, serves as investment advisor to the Funds. Becker has been providing portfolio management services since 1976 when Patrick E. Becker, Sr. founded P.E. Becker Inc., the predecessor firm to the advisor. The advisor utilizes a value-oriented investment style to provide equity and fixed income portfolio management to a select group of private wealth clients and institutional clients. As of December 31, 2005, Becker managed over $2.4 billion in assets. The advisor is 100% employee-owned.

     Effective as of February 28, 2006, the advisor is entitled to receive an annual fee equal to 1.00% and 1.20% of the average daily net assets of each of the Value Equity Fund and Small Cap Value Equity Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that the Fund's total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% and 1.20% of the average daily net assets each of the Value Equity Fund and Small Cap Value Equity Fund, respectively, for the fiscal year ending October 31, 2006. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 1.20% of the average daily net assets each of the Value Equity Fund and Small Cap Value Equity Fund, respectively.

     A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers

     The advisor's equity investment team will be responsible for making investment recommendations for the Funds. The advisor's portfolio managers, analysts, and traders have an average of more than 23 years industry experience, including more than 13 years with the advisor. The advisor has previously provided investment subadvisory services to two other mutual funds using a value-oriented investment strategy.

     Patrick E. Becker serves as the advisor's Chief Investment Officer. Mr. Becker has ultimate decision-making authority over all investment recommendations by the advisor's equity team. Prior to founding Becker Capital Management, Inc., Mr. Becker was an account executive for approximately 10 years at Dean Witter and Company. Mr. Becker has over 35 years experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. He received a bachelor's degree from the University of Portland. He is jointly responsible for the management of both Funds.

     Robert Schaeffer serves as a Vice President and Portfolio Manager for the advisor and has 31 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Value Equity Fund's portfolio. Mr. Schaeffer joined the advisor in 1984 from the First Interstate Bank of Oregon, where he headed the Endowment and Charitable Funds Management Group and managed equity portfolios for private and institutional clients. He received a bachelor's degree from Willamette University.

     Thierry Wuilloud serves as a Vice President and Portfolio Manager for the advisor and has 17 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Small Cap Value Equity Fund's portfolio. Mr. Wuilloud joined the advisor in 1994 from Frank Russell Company, where he was a senior analyst in the consulting group. Prior to that time, Mr. Wuilloud was an associate in the investment banking group at Lehman Brothers. He received a master's degree in Economics from the University of Bern and an MBA from Carnegie Mellon University. Mr. Wuilloud obtained his Chartered Financial Analyst designation in 1997.

     Blake Howells serves as a Vice President for the advisor and has 20 years experience as an investment professional. Mr. Howells joined the advisor in 1998 from his position as a Vice President with U.S. Bancorp's national accounts division, where he analyzed and originated senior debt transactions. He assists with the day-to-day management of the Small Cap Fund. He received a bachelor's degree from the University of Oregon. Mr. Howells obtained his Chartered Financial Analyst designation in 2001.

     Michael A. McGarr, CFA, joined Becker in 1985 and is currently a Vice President, Senior Equity Research Analyst and Director of Equity Research. He assists with the day-to-day management of the Value Equity Fund. Prior to joining the advisor, Mr. McGarr was an equity analyst with Qualivest Capital Management, the investment subsidiary of U.S. Bancorp. Mr. McGarr spent a total of six years at US Bancorp, where he also gained experience as an auditor and a government bond trader. Mr. McGarr received a B.A. from Williams College and an M.B.A. from University of Virginia's Darden Graduate School of Business Administration.

     The Funds' SAI provides information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Value Equity Fund since its inception. Certain information reflects financial results for a single share of the Value Equity Fund. Total return represents the rate you would have earned (or lost) on an investment in the Value Equity Fund, assuming reinvestment of all dividends and distributions. The information for the period November 3, 2003 (commencement of operations) through October 31, 2004, and the fiscal year ending October 31, 2005 for the Value Equity Fund, as well as for the period January 3, 2005 (commencement of operations) through October 31, 2005 for the Small Cap Value Equity Fund, has been audited by Cohen McCurdy, Ltd., whose report, along with the Funds' financial statements, are included in the Funds' annual report. The annual report is available from the Funds upon request without charge.

                                                 Becker Value Equity Fund
            (For a share outstanding throughout the period)

                                                                  Period Ended           Period ended
                                                                October 31, 2005     October 31, 2004 (a)
                                                                                    -----------------------

            Selected Per Share Data
            Net asset value, beginning of period                           $ 11.09               $ 10.00
                                                             ----------------------------------------------
            Income from investment operations:
                Net investment income                                         0.09                  0.01
                Net realized and unrealized gain                              1.49                  1.08
                                                             ----------------------------------------------
                                                             ------------------------
            Total from investment operations                                  1.58                  1.09
                                                                                    -----------------------
            Less Distributions to Shareholders
                From net investment income                                  (0.04)                     -
                From net realized gain                                      (0.04)                     -
                                                             ----------------------------------------------
                                                             ----------------------------------------------
            Total Distributions                                             (0.08)                     -

            Net asset value, end of period                               $   12.59               $ 11.09
                                                             ===============================================

            Total Return (b)                                                14.24%                10.90%  (c)

            Ratios and Supplemental Data
            Net assets, end of period (000)                             $   34,871              $ 20,187

            Ratio of expenses to average net assets                          1.00%                 1.20%  (d)
            Ratio of expenses to average net assets
                before waiver & reimbursement                                1.73%                 2.83%  (d)
            Ratio  of net  investment  income  to  average                                                 d)
                net assets                                                   0.75%                 0.14%  (
            Ratio of net investment  income to average net                                                 d)
                assets before waiver & reimbursement                         0.02%               (1.49)%  (


            Portfolio turnover rate                                         35.46%                26.08%

            (a) For the period November 3, 2003 (commencement of operations) to October 31, 2004 (b)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
            (c) Not annualized. (d) Annualized.

                                     Becker Small Cap Value Equity Fund

            (For a share outstanding throughout the period)

                                                               Period Ended
                                                           October 31, 2005 (a)

  Selected Per Share Data
  Net asset value, beginning of period                            $ 10.00
                                                       ------------------------
  Income from investment operations:
  Net investment income                                             0.01
  Net realized and unrealized gain (loss)                         (0.21)
                                                       ------------------------
                                                       ------------------------
  Total from investment operations                                (0.20)
                                                       ------------------------
                                                       ------------------------

  Net asset value, end of period                                $   9.80
                                                       ========================

  Total Return (b)                                                 -2.00%   (c)

  Ratios and Supplemental Data
  Net assets, end of period (000)                              $   2,321
  Ratio of expenses to average net assets                           1.20%  (d)
  Ratio of expenses to average net assets
  before waiver & reimbursement                                    10.45%  (d)
  Ratio of net  investment  income  to  average  net                0.16%
  assets                                                                   (d)
            Ratio of net  investment  income  to  average  net    (9.09)%
                assets before waiver & reimbursement                       (d)

            Portfolio turnover rate                                55.28%

            (a) For the period January 3, 2005 (Commencement of Operations) to October 31, 2005
            (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
            (c) Not annualized. (d) Annualized.

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

         You can get free copies of the current SAI and, when available, the Fund's Annual and Semi Annual Reports, by contacting Shareholder Services at 1-800-551-3998. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Funds' SAI and Annual and Semi Annual reports will also be made available, free of charge, at the Funds' Internet site at www.beckervaluefunds.com.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.






Investment Company Act #811-21237









                            Becker Value Equity Fund
                       Becker Small Cap Value Equity Fund




PROSPECTUS
February __,28, 2006




1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204
(800) 551-3998
www.beckervaluefunds.com

























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           Page

BECKER VALUE EQUITY FUND......................................................2

   RISK/RETURN SUMMARY........................................................2
   HOW HAS THE FUND PERFORMED IN THE PAST?....................................4

BECKER SMALL CAP VALUE EQUITY FUND............................................6

   RISK/RETURN SUMMARY........................................................6
   HOW HAS THE FUND PERFORMED IN THE PAST?....................................8

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................10


HOW TO BUY SHARES............................................................10


HOW TO REDEEM SHARES.........................................................13


DETERMINATION OF NET ASSET VALUE.............................................15


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................15


MANAGEMENT OF THE FUNDS......................................................17


FINANCIAL HIGHLIGHTS.........................................................19


PRIVACY POLICY...............................................................21

FOR MORE INFORMATION.................................................BACK COVER

                            BECKER VALUE EQUITY FUND
                               RISK/RETURN SUMMARY


Investment Objective

     .........The  investment  objective  of the Becker  Value  Equity Fund (the
"Fund") is long-term capital appreciation.


Principal Strategies

     .........The  Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

     .........The  advisor intends that the Fund will invest primarily in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with market capitalizations exceeding $1.5 billion. Although the Fund primarily will invest in large or medium-sized companies, outstanding small-cap companies will not be excluded because of size if they present opportunities for value.

     .........Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds ("ETFs"), equity real estate investment trusts (REITs), and American Depository Receipts ("ADRs"). Equity REITs are securities that sell like stocks on the major exchanges and invest directly in real estate directly, either through properties or mortgages. The Fund may invest up to 15% of its assets in ADRs, which are receipts that are issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in convertible stocks, preferred stocks, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     .........The  Fund  will  not  seek  to  realize  profits  by  anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

..........The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.


Principal Risks of Investing in the Fund

o........Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.
o Small and Mid-Cap Risk. Stocks of small and mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.
o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares.
o Real Estate Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as:(i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification;
         (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings;
         (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund right for you?

         The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments


General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

         The bar chart and performance table below show the variability of the Fund's returns which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the inception of the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.













                        Year-by-Year Annual Total Return
                       (for the year ended December 31st)

                            [GRAPHIC OMITTED]

         During the period shown, the highest return for a quarter was __10.66% (__ quarter, 200_ ending December 31, 2004); and the lowest return was -___3.53% (__ quarter, 200_ ending September 30, 2004).


                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2005

============================================= =========== =====================
Becker Value Equity Fund                          1          Since Inception
                                                 Year       (November 3, 2003)
--------------------------------------------- ----------- ---------------------
    Return Before Taxes                        ___9.24%           ___14.74%
--------------------------------------------- ----------- ---------------------
    Return After Taxes on Distributions(1)     ___8.09%           ___14.07%
--------------------------------------------- ----------- ---------------------
    Return  After  Taxes on  Distributions     ___6.53%           ___12.39%
    and Sale of Fund Shares
--------------------------------------------- ----------- ---------------------
S&P  500  (reflects  no  deductions  for       ___4.92%           ___9.84%
fees, expenses and taxes)
--------------------------------------------- ----------- ---------------------
                      (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                       BECKER SMALL CAP VALUE EQUITY FUND

                               RISK/RETURN SUMMARY



Investment Objective

         The investment objective of the Becker Small Cap Value Equity Fund (the "Fund") is long-term capital appreciation.


Principal Strategies

         The Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor, Becker Capital Management, Inc. The advisor utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The advisor seeks to buy good companies that are attractively priced. The advisor typically invests in companies with sound fundamentals that are undervalued and trade at low price-to-earnings ("P/E") ratios, yet the advisor does not invest exclusively in companies with low P/E ratios. When opportunities exist, the advisor will complement these companies with fundamentally sound, normally higher P/E stocks that are temporarily trading at attractive prices.

         The advisor intends that the Fund will invest primarily in common and preferred stocks of U.S. companies that are undervalued in the advisor's judgment. Companies may be undervalued due to market or economic conditions, unfavorable developments affecting the company, temporary earnings declines, or other factors. The advisor believes indicators of value can include strong cash flow, excellent market position, competitive advantage, favorable prospects for growth, quality management, and a low risk profile. The advisor also prefers significant management ownership of, or recent management investment in, a company since these factors are often indicative of management's belief that the company has strong potential value. These indicators of value may produce buying opportunities at attractive prices compared to historical or market P/E ratios, book value, return on equity, or price/free cash flow. The advisor believes that buying such securities at a price that is below their true worth may achieve greater returns for the Fund than those generated by paying premium prices for companies currently in favor in the market. The Fund will generally select stocks of companies with market capitalizations that do not exceed $2.0 billion. Although the Fund primarily will invest in small-cap companies, outstanding large or medium-sized companies will not be excluded because of size if they present opportunities for value. The Fund may continue to hold the stocks of companies that were considered small-cap at the time of purchase but later increase in size to become mid- or large-cap companies.

         Under normal circumstances, the Fund will invest at least 80% of its assets in small-cap equity securities. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stock and common stock equivalents (such as rights, warrants and convertible securities), exchange-traded funds ("ETFs"), real estate investment trusts (REITs), American Depository Receipts ("ADRs"). REITs are securities that sell like stocks on the major exchanges and invest in real estate directly, either through properties or mortgages. The Fund may invest up to 5% of its assets in ADRs, which are receipts that are issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest up to 20% of its net assets in convertible stocks, preferred stocks, money market funds, investment grade short-term money market instruments including U.S. government and agency securities, other fixed income securities, commercial paper, certificates of deposit, repurchase agreements, and cash and other cash equivalents. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

         The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities only for the long-term. As a result, the advisor believes the Fund will have a low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

         The Fund may sell a security when the advisor believes the company no longer represents a good value investment, there is a management change, the company's prospects have diminished, or when better investment opportunities are presented.


Principal Risks of Investing in the Fund

o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Fund's overall performance may suffer.
o Small-Cap Risk. Stocks of small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.
o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign company.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. Additionally, the price of an ETF has a similar volatility as the stocks contained in the index it represents, which can affect the value of the Fund's shares.
o Real Estate Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills;
         (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and,
         (h) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.


Is the Fund right for you?

         The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments


General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, ETFs, money market instruments, securities of other no-load mutual funds or repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. If the Fund invests in ETFs or shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

         The bar chart and performance table below show the variability of the Fund's returns which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the inception of the Fund. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                       (for the year ended December 31st)

                            [GRAPHIC OMITTED]
         During the period shown, the highest return for a quarter was __3.73% (__ quarter, 2005 ending December 31, 2004); and the lowest return was ___-3.70% (__ quarter, ending March 31, 2005).


                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2005

================================================= =============================
Becker Value Equity Fund                                                 1 Year
------------------------------------------------- -----------------------------
     Return Before Taxes                                                __2.90%
------------------------------------------------- -----------------------------
     Return After Taxes on Distributions(1)                             __2.11%
------------------------------------------------- -----------------------------
     Return  After  Taxes  on  Distributions                            __2.02%
     and Sale of Fund Shares
------------------------------------------------- -----------------------------
Indexes  (reflects no deductions  for fees,
expenses and taxes)
------------------------------------------------- -----------------------------
     Russell 2000 Index(2)                                             ___4.55%
------------------------------------------------- -----------------------------
     Russell 2000 Value Index(2)                                       ___4.71%
------------------------------------------------- -----------------------------
                (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                (2) The Russell 2000 Index consists of the 2000 smallest companies of the Russell 3000 Index. The Russell 2000 Value Index consists of those companies in the Russell 2000 Index with lower price to book values and lower forecasted growth. Each of these indexes is unmanaged, and the performance of each does not reflect deductions for fees, expenses or taxes.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

         The tables describe the fees and expenses that you would pay if you buy and hold shares of a Fund.

Shareholder Fees                                              Value Equity Fund  Small Cap Value (fees paid  directly from your
investment)                                                                                        Equity Fund

Maximum Sales Charge (Load)                                          NONE                            NONE      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                                 NONE                            NONE Redemption Fee1, (2)
1.00%                                                                           1.00% Exchange Fee   NONE          NONE

Annual Fund Operating Expenses                                Value Equity Fund Small Cap Value
(expenses that are deducted from Fund assets)                                         Equity Fund

Management Fee                                                       1.00%(3)                        1.20%
Distribution and/or Service (12b-1) Fees                             NONE                            NONE
Other Expenses                                                       1.630.53%                       2.749.25%
Total Annual Fund Operating Expenses                                 2.631.53%                       3.9410.45%
Fee Waiver(4)                                                        1.63(0.53%)                          2.74%(9.25%)
Net Expenses                                                         1.00%                           1.20%

1 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, each Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days after they are purchased. The Funds may waive this fee for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances. 2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
3 Effective as of February 28, 2006, the Value Equity Fund's management fee was reduced from 1.20% to 1.00%.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively, through October 31, 2006.

Example:

Based on the costs above, this example helps you compare the expenses of each Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Value Equity Fund               1 year      3 years      5 years       10 years
                                 $103        $706         $1,335        $3,033
                                 $102        $474           $870        $1,980

Small Cap Value Equity Fund     1 year      3 years      5 years       10 years
                                 $122      $6762,175   1,5434,010   $3,7937,791


                                HOW TO BUY SHARES

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in each Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase


         By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund;


Mail the completed application and check to:

U.S. Mail:                                  Overnight:
Becker Value Equity Fund or                 Becker Value Equity Fund
Becker Small Cap Value Equity Fund          Becker Small Cap Value Equity Fund
c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
P.O. Box 6110                               431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 1-800-551-3998 to obtain instruction on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the appropriate Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of the Funds at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name -the name of your account(s) -your account number(s) -a check made payable to your fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

Other Purchase Information

         Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S.Mail: Becker Value Equity Fund          Overnight: Becker Value Equity Fund
Becker Small Cap Value Equity Fund          Becker Small Cap Value Equity Fund
c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
P.O. Box 6110                               431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 1-800-551-3998 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 1-800-551-3998. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 1-800-551-3998. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

         Fund Policy on Market Timing. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% fee will be assessed against investment proceeds withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

         If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Funds receive your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Funds typically distribute substantially all net investment income in the form of dividends and any net realized capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of net realized capital gains.

         Taxes. Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as discussed in the table below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Funds sell their assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains taxed at generally maximum 15%
more than one year                                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from a Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, the relevant Fund also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUNDS

     Becker  Capital  Management,  Inc.,  1211  SW  Fifth  Avenue,  Suite  2185,
Portland, OR 97204, www.beckercap.com, serves as investment advisor to the Funds. Becker has been providing portfolio management services since 1976 when Patrick E. Becker, Sr. founded P.E. Becker Inc., the predecessor firm to the advisor. The advisor utilizes a value-oriented investment style to provide equity and fixed income portfolio management to a select group of private wealth clients and institutional clients. As of December 31, 2004,2005, Becker managed over $2.4 billion in assets. The advisor is 100% employee-owned.

         Effective as of February 28, 2006, the advisor is entitled to receive an annual fee equal to 1.00% and 1.20% of the average daily net assets of each of the Value Equity Fund and Small Cap Value Equity Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that the Fund's total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% and 1.20% of the average daily net assets each of the Value Equity Fund and Small Cap Value Equity Fund, respectively, for the fiscal year ending October 31, 2006. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 1.20% of the average daily net assets each of the Value Equity Fund and Small Cap Value Equity Fund, but waived $___ or __% pursuant to the contractual fee waiver/expense reimbursement agreementrespectively.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers

         The advisor's equity investment team will be responsible for making investment recommendations for the Funds. The advisor's portfolio managers, analysts, and traders have an average of more than 23 years industry experience, including more than 13 years with the advisor. The advisor has previously provided investment subadvisory services to two other mutual funds using a value-oriented investment strategy.

         Patrick E. Becker serves as the advisor's Chief Investment Officer. Mr. Becker has ultimate decision-making authority over all investment recommendations by the advisor's equity team. Prior to founding Becker Capital Management, Inc., Mr. Becker was an account executive for approximately 10 years at Dean Witter and Company. Mr. Becker has over 35 years experience as an investment professional and he guides the growth, development, and overall investment philosophy of the advisor. He received a bachelor's degree from the University of Portland. He is jointly responsible for the management of both Funds.

         Robert Schaeffer serves as a Vice President and Portfolio Manager for the advisor and has 31 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Value Equity Fund's portfolio. Mr. Schaeffer joined the advisor in 1984 from the First Interstate Bank of Oregon, where he headed the Endowment and Charitable Funds Management Group and managed equity portfolios for private and institutional clients. He received a bachelor's degree from Willamette University.

         Thierry Wuilloud serves as a Vice President and Portfolio Manager for the advisor and has 17 years experience as an investment professional. He has primary responsibility for the day-to-day investment of the Small Cap Value Equity Fund's portfolio. Mr. Wuilloud joined the advisor in 1994 from Frank Russell Company, where he was a senior analyst in the consulting group. Prior to that time, Mr. Wuilloud was an associate in the investment banking group at Lehman Brothers. He received a master's degree in Economics from the University of Bern and an MBA from Carnegie Mellon University. Mr. Wuilloud obtained his Chartered Financial Analyst designation in 1997.

         Blake Howells serves as a Vice President for the advisor and has 20 years experience as an investment professional. Mr. Howells joined the advisor in 1998 from his position as a Vice President with U.S. Bancorp's national accounts division, where he analyzed and originated senior debt transactions. He assists with the day-to-day management of the Small Cap Fund. He received a bachelor's degree from the University of Oregon. Mr. Howells obtained his Chartered Financial Analyst designation in 2001.

         Michael A. McGarr, CFA, joined Becker in 1985 and is currently a Vice President, Senior Equity Research Analyst and Director of Equity Research. He assists with the day-to-day management of the Value Equity Fund. Prior to joining the advisor, Mr. McGarr was an equity analyst with Qualivest Capital Management, the investment subsidiary of U.S. Bancorp. Mr. McGarr spent a total of six years at US Bancorp, where he also gained experience as an auditor and a government bond trader. Mr. McGarr received a B.A. from Williams College and an M.B.A. from University of Virginia's Darden Graduate School of Business Administration.

         The Funds' SAI provides information about each portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Funds.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Value Equity Fund since its inception. Certain information reflects financial results for a single share of the Value Equity Fund. Total return represents the rate you would have earned (or lost) on an investment in the Value Equity Fund, assuming reinvestment of all dividends and distributions. The information for the period November 3, 2003 (commencement of operations) through October 31, 2004, and the fiscal year ending October 31, 2005 for the Value Equity Fund, as well as for the period January 3, 2005 (commencement of operations) through October 31, 2005 for the Small Cap Value Equity Fund, has been audited by Cohen McCurdy, Ltd., whose report, along with the Funds' financial statements, are included in the Funds' annual report. The annual report is available from the Funds upon request without charge.

  Becker Value Equity Fund
  Financial Highlights
  (For a share outstanding throughout the period)

                                            Period Ended           Period ended
                                      October 31, 2005     October 31, 2004 (a)
                                                        -----------------------

Selected Per Share Data
Net asset value, beginning of period         $ 11.09       $         10.00
                                 ----------------------------------------------
Income from investment operations:

Net investment income                           0.09                  0.01

Net realized and unrealized gain                1.49                  1.08
                                 ----------------------------------------------

Total from investment operations                1.58
                                                                      1.09
                                                        -----------------------
Less Distributions to Shareholders
From net investment income                    (0.04)                        -
From net realized gain                        (0.04)                        -
                                 ----------------------------------------------
                                 ----------------------------------------------
Total Distributions                           (0.08)                        -

Net asset value, end of period                  $   12.59       $         11.09
                                 ==============================================
                                                       ========================

Total Return (b)                             14.24%                10.90%  (bc)

Ratios and Supplemental Data
Net assets, end of period (000)           $   34,871       $        20,187

Ratio of expenses to average net assets       1.00%                 1.20%  (cd)
Ratio of expenses to average net assets

before waiver & reimbursement                 1.73%                 2.83%  (cd)
Ratio of net investment  income
to average net assets                         0.14%                  (c)
Ratio of net investment  income  to  average                                d)
net assets                                   0.75%                 0.14%  (
Ratio of net investment  income to  average
net assets before waiver & reimbursement       .02%               (1.49)%  (cd)


Portfolio turnover rate                            35.46%                26.08%


(a) For the period November 3, 2003 (commencement of operations) to October 31, 2004 (b)Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(bc) Not annualized. (cd) Annualized.

        Becker Small Cap Value Equity Fund
            Financial Highlights
     (For a share outstanding throughout the period)

                                                  Period Ended           Period
                                                  October 31, 2005 (a)      31,


            Selected Per Share Data

            Net asset value, beginning of period                    $ 10.00   $
                                                          ---------------------
            Income from investment operations:
              Net investment income                                        0.01
              Net realized and unrealized gain (loss)                    (0.21)
                                                          ---------------------
                                                          ---------------------
            Total from investment operations                             (0.20)
                                                          ---------------------
                                                          ---------------------


            Net asset value, end of period                         $   9.80   $
                                                          =====================

            Total Return (b)                                    -2.00%  %(c)(b)

            Ratios and Supplemental Data

            Net assets, end of period (000)                       $   2,321   $
                                                                       1.20%  %
            Ratio of expenses to average net assets                     (d) (c)
            Ratio of expenses to average net assets
                                                                         10.45%
                                                                              %
                   before waiver & reimbursement                        (d) (c)
            Ratio of net  investment  income to  average  net             0.16%
                assets                                                      (d)
               average      net
            assets                                                         %(c)
            Ratio of net  investment  income to  average  net           (9.09)%
                assets before waiver & reimbursement                        (d)

               average net assets before waiver & reimbursement          %  (c)

            Portfolio turnover rate                                           %

            (a) For the period January 3, 2005 (Commencement of Operations) to October 31, 2005
            (a) For the period January 3, 2005 (commencement of operations) to October 31, 2005b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
            (bc) Not annualized. (cd) Annualized.

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information a Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with a Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

         Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

         You can get free copies of the current SAI and, when available, the Fund's Annual and Semi Annual Reports, by contacting Shareholder Services at 1-800-551-3998. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Funds' SAI and Annual and Semi Annual reports will also be made available, free of charge, at the Funds' Internet site at www.beckervaluefunds.com.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.






Investment Company Act #811-21237

3051452
3051452
Document comparison done by DeltaView on Monday, February 27, 2006 6:56:42 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/3051418/11
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/3051418/12
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                100
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                  73
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             173
==============================================================














                            BECKER VALUE EQUITY FUND
                       BECKER SMALL CAP VALUE EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2006

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Becker Value Funds' Prospectus dated February 28, 2006. This SAI incorporates by reference the Becker Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2005. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at 1-800-551-3998.

                                TABLE OF CONTENTS
                                                                           Page

DESCRIPTION OF THE TRUST AND THE FUNDS........................................2


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK..................3


CONSIDERATIONS................................................................3


INVESTMENT LIMITATIONS........................................................7


INVESTMENT ADVISOR............................................................9


TRUSTEES AND OFFICERS........................................................12


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................15


PORTFOLIO TURNOVER...........................................................16


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................17


DISCLOSURE OF PORTFOLIO HOLDINGS.............................................19


PROXY VOTING POLICY..........................................................20


DETERMINATION OF NET ASSET VALUE.............................................21


REDEMPTION IN-KIND...........................................................22


STATUS AND TAXATION OF THE FUNDS.............................................22


CUSTODIAN....................................................................24


FUND SERVICES................................................................24


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................25


DISTRIBUTOR..................................................................25


FINANCIAL STATEMENTS.........................................................26

                     DESCRIPTION OF THE TRUST AND THE FUNDS

         The Becker Value Equity Fund ("Value Equity Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Becker Small Cap Value Equity Fund ("Small Cap Value Equity Fund") (collectively with the Value Equity Fund, the "Funds" or each a "Fund") was organized as a diversified series of the Trust on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Equity Fund commenced operations on November 3, 2003, and the Small Cap Value Equity Fund commenced operations on January 3, 2005. The investment advisor to the Funds is Becker Capital Management, Inc. (the "Advisor").

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

         The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of each Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         For information concerning the purchase and redemption of shares of a Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

         The Funds may authorize one or more brokers to receive on their behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at each Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's annual report contains additional performance information and will be made available to investors upon request and without charge.

          ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK
                                 CONSIDERATIONS

         This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

                  Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

                  Equity securities also include exchange-traded funds ("ETFs"). ETFs include S&P Depository Receipts ("SPDRs"), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, VIPERs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depository Receipts, and other products composed of smaller capitalization companies. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Funds may invest in new exchange-traded shares as they become available.

                  The Funds may invest in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

                  Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

         B. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Funds may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

                  In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

                  The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

                  If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Funds and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Funds. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         D. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with their custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

         E. Rule 144A Securities. The Funds may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds' illiquid securities policy, which prohibits the Funds from purchasing illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         F. Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Equity REITs will be treated as equity securities for purposes of calculating the percentage of a Fund's assets invested in equity securities. Mortgage REITs and hybrid REITs (which invest in mortgages and real property) will be treated as fixed income securities for purposes of calculating the percentage of a Fund's assets invested in fixed income securities.

                  REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.


INVESTMENT LIMITATIONS

         A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

                  1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

                  2. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

                  3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

                  4. Short Sales. The Funds will not effect short sales of securities except as described in the Prospectus or the Statement of Additional Information.

                  5. Options. The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or the Statement of Additional Information.

                  6. Illiquid Securities. The Funds will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

                  7. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.


                               INVESTMENT ADVISOR

     The Advisor is Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204. Patrick E. Becker, Chairman and Chief Investment Officer of the Advisor, is the controlling shareholder of the Advisor. The Advisor is 100% employee-owned.

         Under the terms of the management agreements (each an "Agreement" or collectively, the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. Effective as of February 28, 2006, the Advisor will receive an annual fee from each Fund computed and accrued daily and paid monthly at an annual rate of 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively. The Advisor has contractually agreed to waive its fee, and to the extent necessary reimburse each Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively, for the fiscal year ending October 31, 2006.

      The following table describes the advisory fees paid to the Advisor by the Funds during the periods indicated.

         ---------------------------------------------------------------------------------------------------------
                                                  Value Equity Fund
         ---------------------------------------------------------------------------------------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          Fiscal Year Ended           Advisory Fees            Fee Waiver and            Net Advisory Fees
                                         Accrued                   Expense                     Paid
                                                                Reimbursement
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          October 31, 2004*              $89,543                 ($128,481)                     $0
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
           October 31, 2005                $355,293                 ($217,555)                  $137,738
         -------------------------- ------------------------ ------------------------- ---------------------------

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004

         ---------------------------------------------------------------------------------------------------------
                                                Small Cap Value Equity Fund

         ---------------------------------------------------------------------------------------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
         Fiscal Period Ended          Advisory Fees            Fee Waiver and            Net Advisory Fees
                                         Accrued                   Expense                     Paid
                                                                Reimbursement
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          October 31, 2005*              $15,965                    ($123,708)                     $0
         -------------------------- ------------------------ ------------------------- ---------------------------

     *For the period January 3, 2005 (commencement of operation) through October 31, 2005

         The Advisor retains the right to use the name "Becker" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Becker" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution was prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on each Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for each Fund, no preference will be shown for such securities.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Fund's annual or semi-annual report, as applicable.

About the Portfolio Managers

         Robert Schaeffer is the portfolio manager primarily responsible for the day-to-day management of the Value Equity Fund, and Patrick E. Becker jointly assists with the management of the Value Equity Fund. Thierry Wuilloud is the portfolio manager primarily responsible for the day-to-day management of the Small Cap Value Equity Fund, and Blake Howells and Mr. Becker jointly assist with the management of the Small Cap Value Equity Fund, while Michael McGarr assists with the management of the Value Equity Fund (collectively referred to as the "Portfolio Managers"). Mr. Becker is the lead member of the Advisor's equity investment team. As of October 31, 2005, the Portfolio Managers were responsible for the management of the following types of accounts:

--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                                              Total Assets By          Number of Accounts by   Total Assets By Account
Portfolio Manager     Total Accounts By Type  Account Type             Type  Subject to a      Type Subject to a
                                                                       Performance Fee         Performance Fee
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 0 Investment Companies: $0 Investment Companies:   Investment Companies: None
                                                                       None
                      Pooled Investment       Pooled Investment                                Pooled Investment
Robert Schaeffer      Vehicles: 0             Vehicles: $0             Pooled Investment       Vehicles: None
                                                                       Vehicles: None
                       Other Accounts: 90     Other Accounts: $450M                            Other Accounts: None
                                                                       Other Accounts: None
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 0 Investment Companies: $0 Investment Companies:   Investment Companies: None
                                                                       None
                      Pooled Investment       Pooled Investment                                Pooled Investment
Thierry Wuilloud      Vehicles: 0             Vehicles: $0             Pooled Investment       Vehicles: None
                                                                       Vehicles: None
                       Other Accounts: 30     Other Accounts: $643M                            Other Accounts: None
                                                                       Other Accounts: None
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 0 Investment Companies: $0 Investment Companies:   Investment Companies: None
                                                                       None
                      Pooled Investment       Pooled Investment                                Pooled Investment
Patrick E. Becker,    Vehicles: 0             Vehicles: $0             Pooled Investment       Vehicles: None
Sr.                                                                    Vehicles: None
                       Other Accounts: 42     Other Accounts: $164M                            Other Accounts: None
                                                                       Other Accounts: None
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 0 Investment Companies: $0 Investment Companies:   Investment Companies: None
                                                                       None
                      Pooled Investment       Pooled Investment                                Pooled Investment
Blake                 Vehicles: 0             Vehicles: $0             Pooled Investment       Vehicles: None
Howells                                                                Vehicles: None
                       Other Accounts: 0      Other Accounts: $0                               Other Accounts: None
                                                                       Other Accounts: None
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 0 Investment Companies: $0 Investment Companies:   Investment Companies: None
                                                                       None
                      Pooled Investment       Pooled Investment                                Pooled Investment
Mike McGarr           Vehicles: 0             Vehicles: $0             Pooled Investment       Vehicles: None
                                                                       Vehicles: None
                       Other Accounts: 83     Other Accounts: $83.7M                           Other Accounts: None
                                                                       Other Accounts: None
--------------------- ----------------------- ------------------------ ----------------------- -------------------------

         Each Portfolio Manager is compensated for his services by the Advisor. The Portfolio Managers' compensation consists of a fixed salary and a discretionary bonus based on the following: (i) the Portfolio Manager's overall contribution to client portfolios and the firm's success, and (ii) the annual pre-tax performance of the aggregate accounts managed by such Portfolio Manager (including the Funds) as compared to the performance of an appropriate benchmark. For example, the pre-tax annual performance of the Advisor's Large Cap Value portfolios are compared to that of the S&P 500(R) Index, and the bonuses of the Portfolio Managers responsible for managing such portfolios are determined accordingly (i.e., Patrick Becker, Robert Schaeffer and Michael McGarr). In the case of the Advisor's Small Cap Value portfolios, the pre-tax performance is compared to that of the Russell 2000(R) and Russell 2000 Value
(R)Indices, and the bonuses of the Portfolio Managers responsible for managing such portfolios are determined accordingly (i.e., Patrick Becker, Thierry Wuilloud and Blake Howell). Like all employees of the Advisor, Portfolio Managers participate in the Advisor's profit sharing and pension plans.

         It is generally the Advisor's policy that investment decisions for all accounts managed by a Portfolio Manager be made based on a consideration of the accounts' respective investment objectives and policies, and other needs and requirements affecting the accounts. Each Portfolio Manager typically manages accounts with similar investment strategies and, therefore, the Advisor does not anticipate conflicts of interests as a result of differing investment strategies.

         Conflicts may arise as a result of a Portfolio Manager's dual role in managing the Fund and other client accounts with respect to his allocation of time among such clients. However, because of the similarities in the investment strategies of the various accounts, many of the Portfolio Managers' duties overlap. As a result of combining responsibilities such as research and stock selection, each Portfolio Manager has the ability to provide both the Fund and other clients with more thorough research and stock selection.

         To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In addition, the Advisor has adopted policies and procedures that are designed to address potential conflicts of interest relating to the allocation of investment opportunities by its managers. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made on a pro rata basis.

         The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------

           Portfolio Manager             Dollar Range of Equity Securities in   Dollar Range of Equity Securities in
                                                 the Value Equity Fund             the Small Cap Value Equity Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Robert Schaeffer                         $100,001-500,000                       $0
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Thierry Wuilloud                         $0                                     $100,001-500,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Patrick E. Becker, Sr.                   over $1,000,000                        $100,001-500,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Blake Howells                            $100,001-500,000                       $0 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Mike McGarr                              $100,001-500,000                       $0
---------------------------------------- -------------------------------------- --------------------------------------

                              TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.
         The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

   ---------------------------------------------------- --------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Trust,** and Term of Position                        and Other  Directorships
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Gary E. Hippenstiel (1947)                           Director,  Vice  President  and Chief  Investment  Officer of
                                                        Legacy Trust Company,  N.A. since 1992;  Non-voting  Chairman
   Independent Trustee, December 2002 to present        of  Investment  Committee  of WH  Donner  Foundation  and  WH
                                                        Donner  Canadian  Foundation  since  June  2005;  Trustee  of
                                                        AmeriPrime  Advisors Trust from July 2002 to September  2005;
                                                        Trustee of Access  Variable  Insurance  Trust from April 2003 to August  2005;  Trustee  of  AmeriPrime  Funds from 1995 to
                                                        July  2005;  Trustee  of CCMI  Funds  from June 2003 to March
                                                        2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Stephen A. Little (1946)                             President  and  founder  of  The  Rose,  Inc.,  a  registered investment  advisor,  since April 1993; Trustee of AmeriPrime
   Chairman, December 2004 to present; Independent Advisors Trust from November
   2002 to September 2005; Trustee Trustee, December 2002 to present of
   AmeriPrime Funds from December 2002 to July 2005; Trustee
                                                        of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Daniel J. Condon (1950)                              President of  International  Crankshaft  Inc.,  an automotive equipment  manufacturing  company, since 2004, Vice President
   Independent Trustee, December 2002 to present        and General Manager from 1990 to 2003;  Trustee of AmeriPrime
                                                        Advisors Trust from November 2002 to September 2005;  Trustee of The  Unified  Funds from 1994 to 2002;  Trustee of Firstar
                                                        Select Funds, a REIT mutual fund, from 1997 to 2000;  Trustee of AmeriPrime Funds from December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and each officer of the Trust.

   ---------------------------------------------------- -----------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Fund Complex,** Term of Position with Trust          and Other Directorships
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                        Companies,   a  national  real  estate   company,   since  2001,
   Trustee, December 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                        Director of First State  Financial  since 1998;  Director,  Vice
                                                        President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                        AmeriPrime  Advisors  Trust  since  November  2002;  Trustee  of
                                                        AmeriPrime  Funds from  December  2002 to July 2005;  Trustee of
                                                        CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Anthony J. Ghoston (1959)                            President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  since June 2005,  Executive  Vice President from
   President, July 2004 to present                      June 2004 to June 2005,  Senior Vice  President  from April 2003 to June  2004;  Senior  Vice  President  and  Chief  Information
                                                        Officer of Unified Financial Services,  Inc., the parent company of the  Trust's  administrator  and  distributor,  from  1997 to
                                                        November  2004;  President of  AmeriPrime  Advisors  Trust since
                                                        July 2004;  President of AmeriPrime Funds from July 2004 to July
                                                        2005; President of CCMI Funds from July 2004 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                        administrator,  since December 2003; Assistant Vice President of
   Chief Financial Officer and Treasurer, July 2005 U.S. Bancorp Fund Services
   LLC from 2000 to December 2003, to present; Secretary, September 2004 to June
   Trust Officer from 1998 to 2000; Chief Financial Officer and 2005; Assistant
   Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since
   July 2005;
                                                        Secretary of AmeriPrime
                                                        Funds and AmeriPrime
                                                        Advisors Trust from
                                                        September 2004 to June
                                                        2005; Secretary of CCMI
                                                        Funds from September
                                                        2004 to March 2005;
                                                        Principal Accounting
                                                        Officer of Lindbergh
                                                        Funds from February 2004
                                                        to February 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Lynn E. Wood (1946)                                  Chief  Compliance  Officer of  AmeriPrime  Advisors  Trust since
                                                        October 2004; Chief Compliance  Officer of AmeriPrime Funds from
   Chief Compliance Officer, October 2004 to present    October  2004 to July  2005;  Chief  Compliance  Officer of CCMI
                                                        Funds from October 2004 to March 2005; Chief Compliance  Officer of Unified Financial Securities,  Inc., the Trust's distributor, from  1997  to 2000  and  2004 to  2005  Chairman  from  1997 to
                                                        December  2004,   President  from  1997  to  2000;  Director  of
                                                        Compliance  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  from  October  2003  to  September  2004;  Chief
                                                        Compliance  Officer of Unified  Financial  Services,  Inc.,  the
                                                        parent  company of the Trust's  administrator  and  distributor, from 2000 to 2004.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Heather A. Barnes (1975)                             Employed   by  Unified   Fund   Services,   Inc.,   the  Trust's
   Secretary, July 2005 to present                      administrator,  since  January  2004 and from  December  1999 to
                                                        January 2002; Regional
                                                        Administrative Assistant
                                                        of The Standard Register
                                                        Company from February
                                                        2003 to January 2004;
                                                        Full time student at
                                                        Indiana University from
                                                        January 2002 to June
                                                        2002; Secretary of
                                                        AmeriPrime Advisors
                                                        Trust since July 2005.
   ---------------------------------------------------- -----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


      The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

------------------------------------- ------------------------------------ -------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All
              Trustee                 Dollar Range of each Fund's Shares         Funds Within the Fund Complex*
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Gary E. Hippenstiel                                  None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Ronald Tritschler                                    None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Stephen Little                                       None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Daniel Condon                                        None                                     None
------------------------------------- ------------------------------------ -------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees            from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $1,354                 $0                   $0                $45,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,354                 $0                   $0                $45,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                     $1,030                 $0                   $0                $35,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                       from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee              $1,030                 $0                   $0                $35,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

   * The Trust currently consists of 34 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor. As of January 30, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

-------------------------------------------------------------------------------
                          Small Cap Value Equity Fund

--------------------------------- ---------------------- ----------------------
Name and Address                     % Ownership           Type of Ownership

--------------------------------- ---------------------- ----------------------
Becker Capital  Management,  Inc.         47.29%              Beneficial
Pension Plan
  1211  SW  Fifth  Avenue,
  Suite  2185,
  Portland, OR 97204
--------------------------------- ---------------------- ----------------------
Charles Schwab & Co., Inc.                24.82%                     Beneficial
  101 Montgomery St.
  San Francisco, CA 94104

--------------------------------- ---------------------- ----------------------
Patrick E. Becker                          6.71%                       Record
  23661 SE Stafford Hill Dr.
  West Linn, OR 97068
--------------------------------- ---------------------- ----------------------

                                         Value Equity Fund

--------------------------------- ---------------------- ----------------------
Name and Address                        % Ownership           Type of Ownership

--------------------------------- ---------------------- ----------------------
Commercial Properties                      44.95%                       Record
  P.O. Box 1012
  Salem, OR 97308

--------------------------------- ---------------------- ----------------------
Charles Schwab & Co., Inc.                 13.35%                    Beneficial
  101 Montgomery St.
  San Francisco, CA 94104

--------------------------------- ---------------------- ----------------------
Becker Capital  Management,  Inc.          10.41%                    Beneficial
Pension Plan
1211  SW  Fifth   Avenue,
Suite  2185,
Portland, OR 97204

--------------------------------- ---------------------- ----------------------
Union Bank                                 5.62%                     Beneficial
  P.O. Box 85484
  San Diego, CA 92186,

--------------------------------- ---------------------- ----------------------

         As of January 30, 2006, the officers and trustees of the Trust as a group beneficially own less than 1% of each Fund.


PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


         The following table sets forth each Fund's turnover rate for the for the periods indicated:

     ---------------------------------------- -------------------------------- ----------------------------------
     Name of Fund                             Period Ending October 31, 2004   Fiscal  Year  Ending  October 31,
                                                                               2005
     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Value Equity Fund                        26.08%*                          35.46%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Small Cap Value Equity Fund              N/A                              55.28%**

     ---------------------------------------- -------------------------------- ----------------------------------

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004 **For the period January 3, 2005 (commencement of operation) through October 31, 2005


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services such as Autex, a software program that is used by the Advisor's trading department to research and determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services, including Baseline Financial Services' research software and Bloomberg trading and research terminals, which are news, research and trading software products that allow the Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

         The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under the Agreements.

      During the fiscal year ended October 31, 2005, the Advisor did not direct any brokerage transactions to brokers as a result of research services provided by such brokers to the Advisor.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      The following table describes the brokerage commissions paid by the Funds for during the periods indicated.

    ======================================== ==================================== ===================================
                                                  Fiscal Period Ended                 Fiscal Period Ending
                   Fund                             October 31, 2004                    October 31, 2005
    ---------------------------------------- ------------------------------------ -----------------------------------
    ---------------------------------------- ------------------------------------ -----------------------------------
            Value Equity Fund                           $24,304*                             $32,796
    ---------------------------------------- ------------------------------------ -----------------------------------
    ---------------------------------------- ------------------------------------ -----------------------------------
      Small Cap Value Equity Fund**                       N/A                                $7,026
    ======================================== ==================================== ===================================

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004 **For the period January 3, 2005 (commencement of operation) through October 31, 2005


         The Trust, the Advisor and the Funds' Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copies of the Codes from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at 1-800-551-3998. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.




                        DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         Each Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Funds also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Funds may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Funds. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to the Funds' website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

                               PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor has adopted the ISS Proxy Voting Guidelines Summary. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues, and outline the factors that the Advisor should consider in determining whether a proposal deserves support. For example, the ISS guidelines provide that the Advisor should vote against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines direct the Advisor to consider factors, among others, such as the company's long-term performance compared to an index, and whether a majority of the directors would be independent from management. Under the Advisor's proxy voting policy, the Advisor's Investment Committee may vote proxies in a manner that does not conform to the ISS Guidelines, provided that the vote is reviewed and approved by the Advisor's Chief Executive Officer.

         The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at 1-800-551-3998 to request a copy from the Funds' Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Funds' transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Funds with the SEC on Form N-PX. Each Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The fund accounting agent maintains a pricing review committee, and the committee may, from time to time, consult with an Independent Trustee on good faith pricing issues. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.


         Each Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding


         An example of how each Fund calculated its net asset value per share as of the fiscal year (period) ended October 31, 2005 is as follows:

              Value Equity Fund:

                      $34,870,540           =        $12.59
                          2,768,775

              Small Cap Value Equity Fund:


                  $2,321,007              =          $9.80
                      236,953


                               REDEMPTION IN-KIND

         The Funds do not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of a Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

STATUS AND TAXATION OF THE FUNDS

         The Funds were organized as a series of a business trust, but intend to continue to qualify for treatment as regulated investment companies (each a "RIC," or together "RICs") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of that Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the applicable Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). As of October 31, 2005, neither Fund had any unused capital loss carryforward.

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Funds under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                  FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

         In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

         Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

      The following table describes the fees paid to Unified by each Fund for fund accounting, administrative and transfer agency services provided to each such Fund for the last periods indicated:

      ------------------------------------------ -------------------------------- ---------------------------------
                                                       Fiscal Period Ended               Fiscal Year Ended
                  Value Equity Fund                     October 31, 2004*                 October 31, 2005
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------

      Fund Accounting Fees                                   $17,334                          $20,001
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Administrative Fees                                    $29,755                          $31,726
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Transfer Agency Fees                                   $14,196                          $14,622
      ------------------------------------------ -------------------------------- ---------------------------------
      -------------------------------------------------------------------------------------------------------------

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004

                                                       Fiscal Period Ended              Fiscal Period Ended
             Small Cap Value Equity Fund                October 31, 2004                 October 31, 2005**
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------

      Fund Accounting Fees                                     N/A                            $12,500
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Administrative Fees                                      N/A                            $25,000
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Transfer Agency Fees                                     N/A                            $10,387
      ------------------------------------------ -------------------------------- ---------------------------------

     **For the period January 3, 2005 (commencement of operation) through October 31, 2005

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

         Cohen McCurdy, Ltd. ("Cohen"), 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the independent registered public accountants for the fiscal year ending October 31, 2006. Cohen performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2005. You can obtain the Annual Report without charge upon written request or request by telephone.




















                            BECKER VALUE EQUITY FUND
                       BECKER SMALL CAP VALUE EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              February __,28, 2006

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Becker Value Funds' Prospectus dated February __,28, 2006. This SAI incorporates by reference the Becker Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2005. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at 1-800-551-3998.

                                TABLE OF CONTENTS
                                                                           Page


DESCRIPTION OF THE TRUST AND THE FUNDS........................................2


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK..................3


CONSIDERATIONS................................................................3


INVESTMENT LIMITATIONS........................................................7


INVESTMENT ADVISOR............................................................9


TRUSTEES AND OFFICERS........................................................12


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................15


PORTFOLIO TURNOVER...........................................................16


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................17


DISCLOSURE OF PORTFOLIO HOLDINGS.............................................19


PROXY VOTING POLICY..........................................................20


DETERMINATION OF NET ASSET VALUE.............................................21


REDEMPTION IN-KIND...........................................................22


STATUS AND TAXATION OF THE FUNDS.............................................22


CUSTODIAN....................................................................24


FUND SERVICES................................................................24


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................25


DISTRIBUTOR..................................................................25


FINANCIAL STATEMENTS.........................................................26

                     DESCRIPTION OF THE TRUST AND THE FUNDS

         The Becker Value Equity Fund ("Value Equity Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Becker Small Cap Value Equity Fund ("Small Cap Value Equity Fund") (collectively with the Value Equity Fund, the "Funds" or each a "Fund") was organized as a diversified series of the Trust on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Equity Fund commenced operations on November 3, 2003, and the Small Cap Value Equity Fund commenced operations on January 3, 2005. The investment advisor to the Funds is Becker Capital Management, Inc. (the "Advisor").

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

         The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of each Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         For information concerning the purchase and redemption of shares of a Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

         The Funds may authorize one or more brokers to receive on their behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at each Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's annual report contains additional performance information and will be made available to investors upon request and without charge.

          ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK
                                 CONSIDERATIONS

         This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

                  Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

                  Equity securities also include exchange-traded funds ("ETFs"). ETFs include S&P Depository Receipts ("SPDRs"), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, VIPERs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depository Receipts, and other products composed of smaller capitalization companies. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Funds may invest in new exchange-traded shares as they become available.

                  The Funds may invest in American Depository Receipts ("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

                  Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

         B. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Funds may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

                  In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

                  The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

                  If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Funds and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Funds. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         D. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with their custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

         E. Rule 144A Securities. The Funds may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid or restricted for purposes of the Funds' illiquid securities policy, which prohibits the Funds from purchasing illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         F. Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, Equity REITs will be treated as equity securities for purposes of calculating the percentage of a Fund's assets invested in equity securities. Mortgage REITs and hybrid REITs (which invest in mortgages and real property) will be treated as fixed income securities for purposes of calculating the percentage of a Fund's assets invested in fixed income securities.

                  REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.


INVESTMENT LIMITATIONS

         A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

                  1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation
(1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

                  2. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

                  3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

                  4. Short Sales. The Funds will not effect short sales of securities except as described in the Prospectus or the Statement of Additional Information.

                  5. Options. The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or the Statement of Additional Information.

                  6. Illiquid Securities. The Funds will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

                  7. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.


                               INVESTMENT ADVISOR

     The Advisor is Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204. Patrick E. Becker, Chairman and Chief Investment Officer of the Advisor, is the controlling shareholder of the Advisor. The Advisor is 100% employee-owned.

         Under the terms of the management agreements (each an "Agreement" or collectively, the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. Effective as of February 28, 2006, the Advisor will receive an annual fee from each Fund computed and accrued daily and paid monthly at an annual rate of 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively. The Advisor has contractually agreed to waive its fee, and to the extent necessary reimburse each Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% and 1.20% of the average daily net assets of the Value Equity Fund and Small Cap Value Equity Fund, respectively, for the fiscal year ending October 31, 2006.

      The following table describes the advisory fees paid to the Advisor by the Funds during the periods indicated.

         ---------------------------------------------------------------------------------------------------------
                                                  Value Equity Fund
         ---------------------------------------------------------------------------------------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          Fiscal Year Ended           Advisory Fees            Fee Waiver and            Net Advisory Fees
                                         Accrued                   Expense                     Paid
                                                                Reimbursement
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          October 31, 2004*              $89,543                 ($128,481)                     $0
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
           October 31, 2005            $________355,293         ($________217,555)          $________137,738
         -------------------------- ------------------------ ------------------------- ---------------------------

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004

         ---------------------------------------------------------------------------------------------------------
                                                Small Cap Value Equity Fund

         ---------------------------------------------------------------------------------------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
         Fiscal Period Ended          Advisory Fees            Fee Waiver and            Net Advisory Fees
                                         Accrued                   Expense                     Paid
                                                                Reimbursement
         -------------------------- ------------------------ ------------------------- ---------------------------
         -------------------------- ------------------------ ------------------------- ---------------------------
          October 31, 2005*          $________15,965            ($________123,708)             $________0
         -------------------------- ------------------------ ------------------------- ---------------------------

     *For the period January 3, 2005 (commencement of operation) through October 31, 2005

         The Advisor retains the right to use the name "Becker" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Becker" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution was prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on each Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for each Fund, no preference will be shown for such securities.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Fund's annual or semi-annual report, as applicable.

About the Portfolio Managers

         Robert Schaeffer is the portfolio manager primarily responsible for the day-to-day management of the Value Equity Fund, and Patrick E. Becker jointly assists with the management of the Value Equity Fund. Thierry Wuilloud is the portfolio manager primarily responsible for the day-to-day management of the Small Cap Value Equity Fund, and Blake Howells and Mr. Becker jointly assist with the management of the Small Cap Value Equity Fund, while Michael McGarr assists with the management of the Value Equity Fund (collectively referred to as the "Portfolio Managers"). Mr. Becker is the lead member of the Advisor's equity investment team. As of January 10,October 31, 2005, the Portfolio Managers were responsible for the management of the following types of accounts:

--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                                              Total Assets By          Number of Accounts by   Total Assets By Account
Portfolio Manager     Total Accounts By Type  Account Type             Type  Subject to a      Type Subject to a
                                                                       Performance Fee         Performance Fee
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 10Investment Companies:    Investment Companies:   Investment Companies:
                                              $__M0                    N/ANone                 N/ANone
                      Pooled Investment
Robert Schaeffer      Vehicles: 0             Pooled Investment        Pooled Investment       Pooled Investment
                                              Vehicles: $0             Vehicles: N/ANone       Vehicles: N/ANone
                       Other Accounts: __90
                                              Other Accounts: $__450M  Other Accounts: ONone   Other Accounts: N/ANone

--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 10Investment Companies:    Investment Companies:   Investment Companies:
                                              $__M0                    N/ANone                 N/ANone
                      Pooled Investment
Thierry Wuilloud      Vehicles: 0                                      Pooled Investment       Pooled Investment
                                              Pooled Investment        Vehicles: N/ANone       Vehicles: N/ANone
                       Other Accounts: __30   Vehicles: $0
                                                                       Other Accounts: ONone   Other Accounts: N/ANone
                                              Other Accounts: $__643M
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 20Investment Companies:    Investment Companies:   Investment Companies:
                                              $__M0                    N/ANone                 N/ANone
                      Pooled Investment
Patrick E. Becker,    Vehicles: 0             Pooled Investment        Pooled Investment       Pooled Investment
Sr.                                           Vehicles: $0             Vehicles: N/ANone       Vehicles: N/ANone
                       Other Accounts: __42
                                              Other Accounts: $__164M  Other Accounts: ONone   Other Accounts: N/ANone

--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 10Investment Companies:    Investment Companies:   Investment Companies:
                                              $__M0                    N/ANone                 N/ANone
                      Pooled Investment
Blake                 Vehicles: 0             Pooled Investment        Pooled Investment       Pooled Investment
Howells                                       Vehicles: $0             Vehicles: N/ANone       Vehicles: N/ANone
                       Other Accounts: __0
                                              Other Accounts: $__M0    Other Accounts: ONone   Other Accounts: N/ANone

--------------------- ----------------------- ------------------------ ----------------------- -------------------------
--------------------- ----------------------- ------------------------ ----------------------- -------------------------
                      Investment Companies: 10Investment Companies:    Investment Companies:   Investment Companies:
                                              $__M0                    N/ANone                 N/ANone
                      Pooled Investment
Mike McGarr           Vehicles: 0             Pooled Investment        Pooled Investment       Pooled Investment
                                              Vehicles: $0             Vehicles: N/ANone       Vehicles: N/ANone
                       Other Accounts: __83
                                              Other Accounts: $__83.7M Other Accounts: ONone   Other Accounts: N/ANone

--------------------- ----------------------- ------------------------ ----------------------- -------------------------

         Each Portfolio Manager is compensated for his services by the Advisor. The Portfolio Managers' compensation consists of a fixed salary and a discretionary bonus that is not tied to the performance of the Funds or any private account. based on the following: (i) the Portfolio Manager's overall contribution to client portfolios and the firm's success, and (ii) the annual pre-tax performance of the aggregate accounts managed by such Portfolio Manager (including the Funds) as compared to the performance of an appropriate benchmark. For example, the pre-tax annual performance of the Advisor's Large Cap Value portfolios are compared to that of the S&P 500(R) Index, and the bonuses of the Portfolio Managers responsible for managing such portfolios are determined accordingly (i.e., Patrick Becker, Robert Schaeffer and Michael McGarr). In the case of the Advisor's Small Cap Value portfolios, the pre-tax performance is compared to that of the Russell 2000(R) and Russell 2000 Value
(R)Indices, and the bonuses of the Portfolio Managers responsible for managing such portfolios are determined accordingly (i.e., Patrick Becker, Thierry Wuilloud and Blake Howell). Like all employees of the Advisor, Portfolio Managers participate in the Advisor's profit sharing and pension plans.

         It is generally the Advisor's policy that investment decisions for all accounts managed by a Portfolio Manager be made based on a consideration of the accounts' respective investment objectives and policies, and other needs and requirements affecting the accounts. Each Portfolio Manager typically manages accounts with similar investment strategies and, therefore, the Advisor does not anticipate conflicts of interests as a result of differing investment strategies.

         Conflicts may arise as a result of a Portfolio Manager's dual role in managing the Fund and other client accounts with respect to his allocation of time among such clients. However, because of the similarities in the investment strategies of the various accounts, many of the Portfolio Managers' duties overlap. As a result of combining responsibilities such as research and stock selection, each Portfolio Manager has the ability to provide both the Fund and other clients with more thorough research and stock selection.

         To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In addition, the Advisor has adopted policies and procedures that are designed to address potential conflicts of interest relating to the allocation of investment opportunities by its managers. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made on a pro rata basis.

         The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------

           Portfolio Manager             Dollar Range of Equity Securities in   Dollar Range of Equity Securities in
                                                 the Value Equity Fund             the Small Cap Value Equity Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Robert Schaeffer                         $100,001-500,000                       $0
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Thierry Wuilloud                         $0                                     $100,001-500,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Patrick E. Becker, Sr.                   over $1,000,000                        $100,001-500,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Blake Howells                            $100,001-500,000                       $0 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

Mike McGarr                              $100,001-500,000                       $0
---------------------------------------- -------------------------------------- --------------------------------------

                              TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.
         The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

   ---------------------------------------------------- --------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Trust,** and Term of Position                        and Other  Directorships
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Gary E. Hippenstiel (1947)                           Director,  Vice  President  and Chief  Investment  Officer of
                                                        Legacy Trust Company,  N.A. since 1992;  Non-voting  Chairman
   Independent Trustee, December 2002 to present        of  Investment  Committee  of WH  Donner  Foundation  and  WH
                                                        Donner  Canadian  Foundation  since  June  2005;  Trustee  of
                                                        AmeriPrime  Advisors Trust from July 2002 to September  2005;
                                                        Trustee of Access  Variable  Insurance  Trust from April 2003 to August  2005;  Trustee  of  AmeriPrime  Funds from 1995 to
                                                        July  2005;  Trustee  of CCMI  Funds  from June 2003 to March
                                                        2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Stephen A. Little (1946)                             President  and  founder  of  The  Rose,  Inc.,  a  registered investment  advisor,  since April 1993; Trustee of AmeriPrime
   Chairman, December 2004 to present; Independent Advisors Trust from November
   2002 to September 2005; Trustee Trustee, December 2002 to present of
   AmeriPrime Funds from December 2002 to July 2005; Trustee
                                                        of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Daniel J. Condon (1950)                              President of  International  Crankshaft  Inc.,  an automotive equipment  manufacturing  company, since 2004, Vice President
   Independent Trustee, December 2002 to present        and General Manager from 1990 to 2003;  Trustee of AmeriPrime
                                                        Advisors Trust from November 2002 to September 2005;  Trustee of The  Unified  Funds from 1994 to 2002;  Trustee of Firstar
                                                        Select Funds, a REIT mutual fund, from 1997 to 2000;  Trustee of AmeriPrime Funds from December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and each officer of the Trust.

   ---------------------------------------------------- -----------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Fund Complex,** Term of Position with Trust          and Other Directorships
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                        Companies,   a  national  real  estate   company,   since  2001,
   Trustee, December 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                        Director of First State  Financial  since 1998;  Director,  Vice
                                                        President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                        AmeriPrime  Advisors  Trust  since  November  2002;  Trustee  of
                                                        AmeriPrime  Funds from  December  2002 to July 2005;  Trustee of
                                                        CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Anthony J. Ghoston (1959)                            President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  since June 2005,  Executive  Vice President from
   President, July 2004 to present                      June 2004 to June 2005,  Senior Vice  President  from April 2003 to June  2004;  Senior  Vice  President  and  Chief  Information
                                                        Officer of Unified Financial Services,  Inc., the parent company of the  Trust's  administrator  and  distributor,  from  1997 to
                                                        November  2004;  President of  AmeriPrime  Advisors  Trust since
                                                        July 2004;  President of AmeriPrime Funds from July 2004 to July
                                                        2005; President of CCMI Funds from July 2004 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                        administrator,  since December 2003; Assistant Vice President of
   Chief Financial Officer and Treasurer, July 2005 U.S. Bancorp Fund Services
   LLC from 2000 to December 2003, to present; Secretary, September 2004 to June
   Trust Officer from 1998 to 2000; Chief Financial Officer and 2005; Assistant
   Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since
   July 2005;
                                                        Secretary of AmeriPrime
                                                        Funds and AmeriPrime
                                                        Advisors Trust from
                                                        September 2004 to June
                                                        2005; Secretary of CCMI
                                                        Funds from September
                                                        2004 to March 2005;
                                                        Principal Accounting
                                                        Officer of Lindbergh
                                                        Funds from February 2004
                                                        to February 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Lynn E. Wood (1946)                                  Chief  Compliance  Officer of  AmeriPrime  Advisors  Trust since
                                                        October 2004; Chief Compliance  Officer of AmeriPrime Funds from
   Chief Compliance Officer, October 2004 to present    October  2004 to July  2005;  Chief  Compliance  Officer of CCMI
                                                        Funds from October 2004 to March 2005; Chief Compliance  Officer of Unified Financial Securities,  Inc., the Trust's distributor, from  1997  to 2000  and  2004 to  2005  Chairman  from  1997 to
                                                        December  2004,   President  from  1997  to  2000;  Director  of
                                                        Compliance  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  from  October  2003  to  September  2004;  Chief
                                                        Compliance  Officer of Unified  Financial  Services,  Inc.,  the
                                                        parent  company of the Trust's  administrator  and  distributor, from 2000 to 2004.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Heather A. Barnes (1975)                             Employed   by  Unified   Fund   Services,   Inc.,   the  Trust's
   Secretary, July 2005 to present                      administrator,  since  January  2004 and from  December  1999 to
                                                        January 2002; Regional
                                                        Administrative Assistant
                                                        of The Standard Register
                                                        Company from February
                                                        2003 to January 2004;
                                                        Full time student at
                                                        Indiana University from
                                                        January 2002 to June
                                                        2002; Secretary of
                                                        AmeriPrime Advisors
                                                        Trust since July 2005.
   ---------------------------------------------------- -----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


      The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

------------------------------------- ------------------------------------ -------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All
              Trustee                 Dollar Range of each Fund's Shares         Funds Within the Fund Complex*
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Gary E. Hippenstiel                                  None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Ronald Tritschler                                    None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Stephen Little                                       None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Daniel Condon                                        None                                     None
------------------------------------- ------------------------------------ -------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees            from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and     $ 1,0591,354              $0                   $0             $36,00045,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the      $1,0591,354              $0                   $0             $36,00045,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                    $7061,030               $0                   $0             $24,00035,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                       from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee             $7061,030               $0                   $0             $24,00035,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

   * The Trust currently consists of 34 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor. As of January 30, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

---------------------------------------------------------------------------------------------------
                                   Small Cap Value Equity Fund

---------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------------- ---------------------------
Name and Address                           % Ownership                  Type of Ownership

------------------------------------------ ---------------------------- ---------------------------
------------------------------------------ ---------------------------- ---------------------------
Employees of Becker  Capital  Management,           ___47.29%                   Beneficial
  Inc. Pension Plan
  1211  SW  Fifth  Avenue,   Suite  2185,
  Portland, OR 97204

------------------------------------------ ---------------------------- ---------------------------
------------------------------------------ ---------------------------- ---------------------------
Charles Schwab & Co., Inc.                           24.82%                     Beneficial
  101 Montgomery St.
  San Francisco, CA 94104

------------------------------------------ ---------------------------- ---------------------------
------------------------------------------ ---------------------------- ---------------------------
Patrick E. Becker                                     6.71%                       Record
  23661 SE Stafford Hill Dr.
  West Linn, OR 97068
------------------------------------------ ---------------------------- ---------------------------

----------------------------------------------------------------------------------------------------
                                         Value Equity Fund

----------------------------------------------------------------------------------------------------
------------------------------------------- ---------------------------- ---------------------------
Name and Address                            % Ownership                  Type of Ownership

------------------------------------------- ---------------------------- ---------------------------
------------------------------------------- ---------------------------- ---------------------------
Commercial Properties                                __44.95%                      Record
  P.O. Box 1012
  Salem, OR 97308, 43.01%; 97308

------------------------------------------- ---------------------------- ---------------------------
------------------------------------------- ---------------------------- ---------------------------
Charles Schwab & Co., Inc.                           __13.35%.                   Beneficial
  101 Montgomery St.
  San Francisco, CA 94104

------------------------------------------- ---------------------------- ---------------------------
------------------------------------------- ---------------------------- ---------------------------
Becker Capital  Management,  Inc. Pension            __10.41%                    Beneficial
  Plan
  1211  SW  Fifth  Avenue,  Suite  2185,
  Portland, OR 97204

------------------------------------------- ---------------------------- ---------------------------
------------------------------------------- ---------------------------- ---------------------------
Union Bank                                            __5.62%                    Beneficial
  P.O. Box 85484
  San Diego, CA 92186,

------------------------------------------- ---------------------------- ---------------------------

         As of January 30, 2006, the officers and trustees of the Trust as a group beneficially own less than 1% of each Fund.


PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


         The following table sets forth each Fund's turnover rate for the for the periods indicated:

     ---------------------------------------- -------------------------------- ----------------------------------
     Name of Fund                             Period Ending October 31, 2004   Fiscal  Year  Ending  October 31,
                                                                               2005
     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Value Equity Fund                        _____26.08%*                     _____35.46%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Small Cap Value Equity Fund              N/A                              _____55.28%**

     ---------------------------------------- -------------------------------- ----------------------------------

  *For the period November 3, 2003 (commencement of operation) through October 31, 2004 **For the period January 3, 2005 (commencement of operation) through October 31, 2005


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services such as Autex, a software program that is used by the Advisor's trading department to research and determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services, including Baseline Financial Services' research software and Bloomberg trading and research terminals, which are news, research and trading software products that allow the Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

         The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under the Agreements.

      The following table describes the brokerage transactions directed to brokers duringDuring the fiscal year ended October 31, 2005 due to2005, the Advisor did not direct any brokerage transactions to brokers as a result of research services provided by such brokers to the Advisor.

      ====================================== ======================================= ================================
                    Fund                          Amount of Transactions               Brokerage Commissions
      -------------------------------------- --------------------------------------- --------------------------------
      -------------------------------------- --------------------------------------- --------------------------------
      Value Equity Fund                                 $_________                           $_________
      -------------------------------------- --------------------------------------- --------------------------------
      -------------------------------------- --------------------------------------- --------------------------------
      Small Cap Value Equity Fund*                      $_________                           $_________
      ====================================== ======================================= ================================

     *For the period January 3, 2005 (commencement of operation) through October 31, 2005

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      The following table describes the brokerage commissions paid by the Funds for during the periods indicated.

    ======================================== ==================================== ===================================
                                                  Fiscal Period Ended                 Fiscal Period Ending
                   Fund                             October 31, 2004                    October 31, 2005
    ---------------------------------------- ------------------------------------ -----------------------------------
    ---------------------------------------- ------------------------------------ -----------------------------------
            Value Equity Fund                           $24,304*                             $32,796
    ---------------------------------------- ------------------------------------ -----------------------------------
    ---------------------------------------- ------------------------------------ -----------------------------------
      Small Cap Value Equity Fund**                       N/A                                $7,026
    ======================================== ==================================== ===================================

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004 **For the period January 3, 2005 (commencement of operation) through October 31, 2005


         The Trust, the Advisor and the Funds' Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copies of the Codes from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at 1-800-551-3998. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.




                        DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         Each Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Funds also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Funds may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Funds. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to the Funds' website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

                               PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor has adopted the ISS Proxy Voting Guidelines Summary. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues, and outline the factors that the Advisor should consider in determining whether a proposal deserves support. For example, the ISS guidelines provide that the Advisor should vote against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines direct the Advisor to consider factors, among others, such as the company's long-term performance compared to an index, and whether a majority of the directors would be independent from management. Under the Advisor's proxy voting policy, the Advisor's Investment Committee may vote proxies in a manner that does not conform to the ISS Guidelines, provided that the vote is reviewed and approved by the Advisor's Chief Executive Officer.

         The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at 1-800-551-3998 to request a copy from the Funds' Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Funds' transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Funds with the SEC on Form N-PX. Each Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The fund accounting agent maintains a pricing review committee, and the committee may, from time to time, consult with an Independent Trustee on good faith pricing issues. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.


         Each Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding


         An example of how each Fund calculated its net asset value per share as of the fiscal year (period) ended October 31, 2005 is as follows:

              Value Equity Fund:

                      $                   =          $--------

                      $34,870,540           =        $12.59
                          2,768,775

              Small Cap Value Equity Fund:


                  $                       =          $--------

                  $2,321,007              =          $9.80
                      236,953


                               REDEMPTION IN-KIND

         The Funds do not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of a Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

STATUS AND TAXATION OF THE FUNDS

         The Funds were organized as a series of a business trust, but intend to continue to qualify for treatment as regulated investment companies (each a "RIC," or together "RICs") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of that Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the applicable Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). The following table presents information regarding each Fund'sAs of October 31, 2005, neither Fund had any unused capital loss carryforward as of October 31, 2005..

--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------
Name of Fund    Total  Capital  Amount           Amount  Expiring  Amount           Amount           Amount
                Loss            Expiring     in  in 2009           Expiring     in  Expiring     in  Expiring     in
                Carryforward    2008                               2010             2011             2012
--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------
Value   Equity  $_________      $_________       $_________        $_________       $_________       $_________
Fund
--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------
Small      Cap  $_________      $_________       $_________        $_________       $_________       $_________
Value   Equity
Fund
--------------- --------------- ---------------- ----------------- ---------------- ---------------- ----------------

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Funds under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                  FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

         In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

         Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

      The following table describes the fees paid to Unified by each Fund for fund accounting, administrative and transfer agency services provided to each such Fund for the last periods indicated:

      ------------------------------------------ -------------------------------- ---------------------------------
                                                       Fiscal Period Ended               Fiscal Year Ended
                  Value Equity Fund                     October 31, 2004*                 October 31, 2005
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------

      Fund Accounting Fees                                   $17,334                      $_______$20,001
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Administrative Fees                                    $29,755                       $_______31,726
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Transfer Agency Fees                               $_______14,196                    $_______14,622
      ------------------------------------------ -------------------------------- ---------------------------------
      -------------------------------------------------------------------------------------------------------------

     *For the period November 3, 2003 (commencement of operation) through October 31, 2004

                                                       Fiscal Period Ended              Fiscal Period Ended
             Small Cap Value Equity Fund                October 31, 2004                 October 31, 2005**
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------

      Fund Accounting Fees                                     N/A                        $_______$12,500
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Administrative Fees                                      N/A                         $_______25,000
      ------------------------------------------ -------------------------------- ---------------------------------
      ------------------------------------------ -------------------------------- ---------------------------------
      Transfer Agency Fees                                     N/A                         $_______10,387
      ------------------------------------------ -------------------------------- ---------------------------------

     **For the period January 3, 2005 (commencement of operation) through October 31, 2005

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

         Cohen McCurdy, Ltd. ("Cohen"), 826800 Westpoint Parkway, Suite 1250,1100, Westlake, Ohio 44145, has been selected as the independent registered public accountants for the fiscal year ending October 31, 2006. Cohen performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent auditors'registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 2005. You can obtain the Annual Report without charge upon written request or request by telephone.

2202195


2202195
Document comparison done by DeltaView on Monday, February 27, 2006 6:57:56 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/3051452/10
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/3051452/12
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                122
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                 127
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             249
==============================================================





















                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND



                                   PROSPECTUS

                                February 28, 2006



Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611
(800) 247-1014

















         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DREMAN CONTRARIAN LARGE CAP VALUE FUND........................................1

   Risk/Return Summary........................................................1
   How has the Fund performed in the past.....................................2

DREMAN CONTRARIAN MID CAP VALUE FUND..........................................4

   Risk/Return Summary........................................................4
   How has the Fund performed in the past.....................................5

DREMAN CONTRARIAN SMALL CAP VALUE FUND........................................7

   Risk/Return Summary........................................................7
   How has the Fund performed in the past.....................................9

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................11


GENERAL INVESTMENT STRATEGIES AND RELATED RISKS..............................12


HOW TO BUY SHARES............................................................13


HOW TO REDEEM SHARES.........................................................15


DETERMINATION OF NET ASSET VALUE.............................................18


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................18


MANAGEMENT OF THE FUNDS......................................................20


FINANCIAL HIGHLIGHTS.........................................................23


PRIVACY POLICY...............................................................27


FOR MORE INFORMATION.................................................BACK COVER

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Large Cap Value Fund ("Large Cap Fund") is total return.

Principal Strategies

         The Large Cap Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor, Dreman Value Management, LLC. The Large Cap Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500(R) Index. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength, strong management and generous dividend yields that are selling below their intrinsic value. Under normal circumstances, the Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies. This investment policy may not be changed without at least 60 days' notice to Large Cap Fund shareholders. While the Large Cap Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The Large Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (ADRs). The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Large Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Large Cap Fund also may purchase or sell (write) options on stocks and index futures. The Fund intends to remain substantially invested in equity securities. However, the Large Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Large Cap Fund's overall performance may suffer.
o Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Large Cap Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Large Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Large Cap Fund's portfolio involve higher risk and may subject the Large Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
o Sector Risk. To the extent that the Large Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Large Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o The Fund is not a complete investment program. As with any mutual fund investment, the Large Cap Fund's returns will vary and you could lose money.


Is the Fund Right for You?

      The Large Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a total return investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

      The bar chart and performance table below show the variability of the Large Cap Fund's returns, which is one indicator of the risks of investing in the Large Cap Fund. The chart shows changes in the Large Cap Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.














                        Year-by-Year Annual Total Return
                                of Large Cap Fund
                       (for the years ended December 31st)

[GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]
During the period shown in the bar chart above, the highest return for a quarter was 10.79% (quarter ending December 31, 2004) and the lowest return for a quarter was -0.64% (quarter ending September 30, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                                                                    Since Inception (November 4,
The Large Cap Fund                                                 1 Year                       2003)
     Return Before Taxes                                            8.18%                      13.09%
     Return After Taxes on Distributions(1)                           7.28%                      12.32%
     Return After Taxes on Distributions  and Sale of Fund          5.87%                      10.90%
     Shares(1)
S&P 500 Index  (reflects no deductions for fees,  expenses          4.92%                      10.13%
and taxes)(2)

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is representative of a broader market and range of securities than is found in the Fund's portfolio.

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                               Risk Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Mid Cap Fund invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Mid Cap Fund's advisor. The Mid Cap Fund typically invests in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P Mid Cap 400(R) Index. The market capitalization of companies listed on the S&P Mid Cap Index currently ranges from $0.26 billion to $11.26 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies. This investment policy may not be changed without at least 60 days' notice to Mid Cap Fund shareholders. The Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500(R) Index or the Russell 1000(R) Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund's overall performance may suffer.
o Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Mid Cap Fund's portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.
o Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund's performance.
o The Fund is not a complete investment program. As with any mutual fund investment, the Mid Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Mid Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Mid Cap Fund's returns, which is one indicator of the risks of investing in the Mid Cap Fund. The chart shows changes in the Fund's returns and the table shows how the Mid Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.






                        Year-by-Year Annual Total Return
                                 of Mid Cap Fund
                       (for the years ended December 31st)

[GRAPHIC During the period shown in the bar chart above, the highest return for a quarter was 14.43% (quarter ending December, 2004) and the lowest return for a quarter was -0.66% (quarter ending September, 2004).

                            AVERAGE ANNUAL TOTAL RETURN
                      (for the periods ended December 31, 2005)

The Mid Cap Fund                           1 Year               Since Inception
                                     (December 31, 2003)
Return Before Taxes                        11.94%                   15.98%
Return After Taxes on Distributions(1)      7.88%                   13.54%
Return After Taxes on Distributions and     9.05%                   12.60%
Sale of Fund Shares(1)
                                           12.55%                   14.41%
              S&P Mid Cap 400 Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

              2 The S&P Mid Cap 400 Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Mid-Cap 400 Index is representative of a broader market and range of securities than is found in the Mid Cap Fund's portfolio.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000(R) Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $100 million to $2 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days' notice to Small Cap Fund shareholders. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. Small capitalization companies in which the Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Small Cap Fund's overall performance may suffer.
o Small Cap Risk. To the extent the Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience. o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S.
         companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Small Cap Fund's portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.
o Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
         Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund's shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund's net asset value. This means that a closed end fund's shares may trade at a discount to (or below) its net asset value.
o The Fund is not a complete investment program. As with any mutual fund investment, the Small Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Small Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept greater price fluctuations associated with investments in smaller companies o investors who can tolerate the greater risks associated with small company stock


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Small Cap Fund's returns, which is one indicator of the risks of investing in the Small Cap Fund. The chart shows changes in the Small Cap Fund's returns and the table shows how the Small Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                                of Small Cap Fund
                       (for the years ended December 31st)
                               [GRAPHIC OMITTED]
         During the period shown in the bar chart above, the highest return for a quarter was 13.58% (quarter ending December 31, 2004) and the lowest return for a quarter was -0.55% (quarter ending March 31, 2004).

                            AVERAGE ANNUAL TOTAL RETURN
                    (for the periods ended December 31, 2005)

The Small Cap Fund                            1 Year            Since Inception
                                          December 31, 2003)
Return Before Taxes                            7.52%                 17.99%
Return After Taxes on Distributions(1)         7.36%                 17.54%
Return After Taxes on Distributions and        4.89%                 15.20%
Sale of Fund Shares(1)
                                               4.55%                 11.21%
              Russell 2000 Value Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

               2 The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is representative of a broader market and range of securities than is found in the Small Cap Fund's portfolio.

               FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)             Large Cap        Mid Cap        Small Cap
Maximum Sales Charge (Load) Imposed on Purchases                       NONE             NONE           NONE
Maximum Deferred Sales Charge (Load)                                   NONE             NONE           NONE
Redemption Fee1, (2)                                                   1.00%            1.00%          1.00%
Exchange Fee                                                           NONE             NONE           NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)           Large Cap       Mid Cap     Small Cap
Management Fees                                                          0.75%          0.85%          0.95%
Distribution (12b-1) Fees(3)                                             0.25%          0.25%          0.25%
Other Expenses                                                           1.43%          10.36%         6.20%
Total Annual Fund Operating Expenses (Before Waiver)                     2.43%          11.46%         7.40%
Fee Waiver(4)                                                           (0.88%)        (9.81%)        (5.65%)
Net Expenses                                                             1.55%          1.65%          1.75%

(1) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Net Operating Expenses after waiver and reimbursement of 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividends expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation set forth above.

Example:

Based on the costs above, this example helps you compare the expenses of a Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
                      1 Year      3 Years       5 Years            10 Years
-------------------------------------------------------------------------------
   Large Cap Fund      $132          $534        $1,084             $2,588
-------------------------------------------------------------------------------
   Mid Cap Fund        $143        $1,480        $3,635             $7,916
-------------------------------------------------------------------------------
   Small Cap Fund      $153        $1,094        $2,604             $6,074
-------------------------------------------------------------------------------






                 GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The Funds' advisor is a deep value contrarian investor that focuses on finding bargains - temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the "cheapness" of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of "overstaying," or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. Each Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Options and Futures. Each Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. Each Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

Changes in Investment Objectives and Policies. The investment objective of a Fund may be changed without shareholder approval. As described above, each Fund will invest at least 80% of its assets (including borrowings for investment purposes) in large, mid, or small capitalization companies, as implied by the Fund's name. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

Temporary Defensive Measures. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FIDC Insured. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                HOW TO BUY SHARES

         To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund.

         Mail the completed application and check to:

                           U.S. Mail: Dreman Contrarian Value Funds c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

                           Overnight:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -the name of the appropriate Fund
         -a check made payable to the appropriate Fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investors, each Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

Distribution Plan

         Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund's plan, the Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

         Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the appropriate Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         Fund Policy on Market Timing - Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee \will be assessed by each Fund against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

         If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

         U.S.              Mail: Dreman Contrarian Value Funds c/o Unified Fund
                           Services, Inc.
                           P.O. Box 6110 Indianapolis, Indiana 46206-6110


         Overnight:        Dreman Contrarian Value Funds
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 800-247-1014. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on a Fund's net asset value per share ("NAV"). The NAV is calculated for each Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"):

               Type of Transaction                                   Tax Status

Qualified dividend income Generally maximum 15% on non-corporate taxpayers Net short-term capital gain distributions Ordinary income rate Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers* Sales of shares (including redemptions) owned Gains taxed at generally maximum 15% on non-corporate more than one year taxpayers* Sales of shares (including redemptions) owned Gains are taxed at the same rate as ordinary income; for one year or less losses are subject to special rules

   *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to "qualified dividend income" from the Fund's investments in common and preferred stock of U.S. and foreign companies, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if your Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, a Fund must withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUNDS

         Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the Funds. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of January 15, 2006, the advisor managed approximately $15 billion in assets.

         For its advisory services, the advisor is paid a fee at the annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, and waived the entire amount from each Fund pursuant to the contractual fee waiver/expense reimbursement agreement with each Fund.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers. The investment decisions for each Fund are made by the adviser's investment team of the advisor, which is primarily responsible for the day-to-day management of the Funds' portfolio. The members of the investment team are:

         David N. Dreman. Although members of the adviser's investment team are jointly and primarily responsible for making investment recommendations, Mr. David Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman is the Chairman and Chief Investment Officer of the advisor. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

         Nelson P. Woodard. Mr. Woodard is a Managing Director and Senior Portfolio Manager and has been with Dreman Value Management LLC since its inception. Mr. Woodard has a BA in Mathematics and Economics and an MA in Economics as well as a Ph.D. in Econometrics and Public Finance from the University of Virginia. He was Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments from July 2000 through November 2001. From January 1997 to July of 2000, he was a Managing Director of Dreman Value Management. Prior to joining Dreman, he was a Director of the Quantitative Finance program at the College of Business at James Madison University from 1993 to 1996 and an Instructor at the Anderson School of Management at the University of New Mexico from 1989 to 1992. Previously, Mr. Woodard had been the Director of Research at Investment Strategy Management in Charlottesville, Virginia. From 1985-1995 he served as a consultant for Dreman Value Advisors, Inc. and as a Research Fellow for the Dreman Foundation.

         Leonid Shimunov. Mr. Shimunov joined Dreman Value Management in early 2003. Prior to joining the firm, Mr. Shimunov was employed as an Equity Analyst with Morgan Stanley, concentrating on Healthcare and Technology industries. He is a Vice President of the adviser and is a member of the Investment Policy Committee. Mr. Shimunov was awarded a Bachelor of Science in Finance degree, summa cum laude by St. John's University in 1999.

         The Funds' Statement of Additional Information provides the following additional information about the Funds' portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Funds.

         The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to assist you to better understand each Fund's financial performance since its inception through the fiscal year ended October 31, 2005. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the each Fund's financial statements, is included in the Annual Report, which is available upon request without charge.


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                   Dreman Contrarian
                                                                    Large Cap Value
                                      Fund
                                                 ---------------- -------------------- ---------------- ----

                                                   Year ended                           Period ended
                                                   October 31,                           October 31,
                                                      2005                                  2004        (a)
                                                 ----------------                      ----------------

Selected Per Share Data
Net asset value, beginning of period                     $ 11.03                               $ 10.00
                                                 ----------------                      ----------------
Income from investment operations:
  Net investment income (loss)                              0.16                                  0.15
  Net  realized  and   unrealized   gain
    (loss)                                                  1.39                                  0.88
                                                 ----------------                      ----------------
Total from investment operations                            1.55                                  1.03
                                                 ----------------                      ----------------

Less Distributions:

  From net investment income                              (0.15)                                     -
  From net realized gains                                 (0.08)                                     -
                                                 ----------------                      ----------------
Total distributions                                       (0.23)                                     -
                                                 ----------------                      ----------------

Paid in capital from redemption fees      (b)                  -                                     -
                                                 ----------------                      ----------------

Net asset value, end of period                            $12.35                                $11.03
                                                 ================                      ================

Total Return  (c)                                         14.10%                                10.30%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 6,227                              $  5,181
Ratio of  expenses to average net assets
    (e)                                                    1.30%                                 1.55%  (f)
Ratio of  expenses  to average  net assets
    before waiver & reimbursement                          2.43%                                 3.12%  (f)
Ratio of net investment income to
   average net assets (e)                                  1.35%                                 1.38%  (f)
Ratio  of  net  investment   income  (loss)  to
    average net assets before waiver &
    reimbursement                                          0.22%                               (0.19)%  (f)
Portfolio turnover rate                                   13.07%                                13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                               Dreman Contrarian
                                                                              Mid Cap Value Fund
                                                         ------------------- ---------------------- ------------------ -----

                                                             Year ended                               Period ended
                                                          October 31, 2005                          October 31, 2004   (a)
                                                         -------------------                        ------------------

Selected Per Share Data
Net asset value, beginning of period                                 $10.68                                    $10.00
                                                         -------------------                        ------------------
Income from investment operations:
  Net investment income (loss)                                         0.01                                      0.01
  Net realized and unrealized gain (loss)                              2.16                                      0.67
                                                         -------------------                        ------------------
Total from investment operations                                       2.17                                      0.68
                                                         -------------------                        ------------------

Less Distributions:
  From net investment income                                         (0.01)                                         -
  From net realized gains                                            (0.18)                                         -
                                                         -------------------                        ------------------
Total distributions                                                  (0.19)                                         -
                                                         -------------------                        ------------------
Paid in capital from redemption fees (b)                                  -                                         -
                                                         -------------------                        ------------------

Net asset value, end of period                                      $ 12.66                                    $10.68
                                                         ===================                        ==================

Total Return  (c)                                                    20.52%                                     6.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                     $ 1,118                                    $  801
Ratio of expenses to average net assets (e)                           1.40%                                     1.65%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                     11.46%                                    11.80%  (f)
Ratio of net investment income to
   average net assets  (e)                                            0.06%                                     0.16%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                        (10.00)%                                   (9.99)%  (f)
Portfolio turnover rate                                             132.04%                                   125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                        Dreman Contrarian
                                                                       Small Cap Value Fund


                                                        -----------------------     -----------------------
                                                           October 31, 2005            October 31, 2004     (a)
                                                        -----------------------     -----------------------

Selected Per Share Data
Net asset value, beginning of period                                   $ 11.48                    $  10.00
                                                        -----------------------     -----------------------
Income from investment operations:

  Net investment income (loss)                                            0.04                      (0.03)

  Net realized and unrealized gain (loss)                                 1.69                        1.51
                                                        -----------------------     -----------------------
Total from investment operations                                          1.73                        1.48
                                                        -----------------------     -----------------------

Less Distributions:
  From net investment income (loss)                                     (0.02)                           -
  From net realized gains (loss)                                        (0.21)                           -
                                                        -----------------------     -----------------------
Total distributions                                                     (0.23)                           -
                                                        -----------------------     -----------------------
Paid in capital from redemption fees (b)                                     -                           -
                                                        -----------------------     -----------------------

Net asset value, end of period                                          $12.98                      $11.48
                                                        =======================     =======================

Total Return  (c)                                                       15.10%                      14.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                       $  3,366                       $ 861
Ratio of expenses to average net assets (e)                              1.50%                       1.75%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                         7.40%                      12.19%  (f)
Ratio of net investment income to
   average net assets  (e)                                               0.45%                     (0.32)%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                            (5.45)%                    (10.75)%  (f)
Portfolio turnover rate                                                 84.72%                      72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

PRIVACY POLICY

         The following is a description of each Fund's policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. A Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information). Categories of Information the Fund Discloses. No Fund will disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. Each Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.
         Confidentiality and Security. Each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

2202195


2202195
                              FOR MORE INFORMATION

                  You can find additional information about the Fund in the following documents:
         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.
         You can get free copies of the current SAI and, when available, the Funds' Annual and Semi Annual Reports, by contacting Shareholder Services at 800-247-1014. You may also request other information about the Funds and make shareholder inquiries. As of the date of this prospectus, the Funds do not have an internet website and, therefore, the Funds' SAI, annual and semi-annual reports are not made available at an Internet site.
         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.







Investment Company Act #811-21237

















                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND



                                   PROSPECTUS

                              February __,28, 2006



Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611
(800) 247-1014

















         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DREMAN CONTRARIAN LARGE CAP VALUE FUND........................................1

   Risk/Return Summary........................................................1
   How has the Fund performed in the past.....................................2

DREMAN CONTRARIAN MID CAP VALUE FUND..........................................4

   Risk/Return Summary........................................................4
   How has the Fund performed in the past.....................................5

DREMAN CONTRARIAN SMALL CAP VALUE FUND........................................7

   Risk/Return Summary........................................................7
   How has the Fund performed in the past.....................................9

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................11


GENERAL INVESTMENT STRATEGIES AND RELATED RISKS..............................12


HOW TO BUY SHARES............................................................13


HOW TO REDEEM SHARES.........................................................15


DETERMINATION OF NET ASSET VALUE.............................................18


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................18


MANAGEMENT OF THE FUNDS......................................................20


FINANCIAL HIGHLIGHTS.......................................................2223


PRIVACY POLICY.............................................................2327


FOR MORE INFORMATION.................................................BACK COVER

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Large Cap Value Fund ("Large Cap Fund") is total return.

Principal Strategies

         The Large Cap Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor, Dreman Value Management, LLC. The Large Cap Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500(R) Index. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength, strong management and generous dividend yields that are selling below their intrinsic value. Under normal circumstances, the Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies. This investment policy may not be changed without at least 60 days' notice to Large Cap Fund shareholders. While the Large Cap Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The Large Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (ADRs). The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Large Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Large Cap Fund also may purchase or sell (write) options on stocks and index futures. The Fund intends to remain substantially invested in equity securities. However, the Large Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Large Cap Fund's overall performance may suffer.
o Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Large Cap Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Large Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Large Cap Fund's portfolio involve higher risk and may subject the Large Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
o Sector Risk. To the extent that the Large Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Large Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o The Fund is not a complete investment program. As with any mutual fund investment, the Large Cap Fund's returns will vary and you could lose money.


Is the Fund Right for You?

      The Large Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a total return investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

      The bar chart and performance table below show the variability of the Large Cap Fund's returns, which is one indicator of the risks of investing in the Large Cap Fund. The chart shows changes in the Large Cap Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.














                        Year-by-Year Annual Total Return
                                of Large Cap Fund
                       (for the years ended December 31st)

     [GRAPHIC OMITTED]
 During the period shown
in the bar chart above, the highest return for a quarter was ____10.79% (quarter ending _____, 200__December 31, 2004) and the lowest return for a quarter was __-0.64% (quarter ending _____, 200__September 30, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                                                                    Since Inception (November 4,
The Large Cap Fund                                                 1 Year                       2003)
     Return Before Taxes                                          ___8.18%                   ___13.09%
     Return After Taxes on Distributions(1)                         ___7.28%                   ___12.32%
     Return After Taxes on Distributions  and Sale of Fund        ___5.87%                   ___10.90%
     Shares(1)
S&P 500 Index  (reflects no deductions for fees,  expenses        ___4.92%                   ___10.13%
and taxes)(2)

   (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is representative of a broader market and range of securities than is found in the Fund's portfolio.

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                               Risk Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Mid Cap Fund invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Mid Cap Fund's advisor. The Mid Cap Fund typically invests in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P Mid Cap 400(R) Index. The market capitalization of companies listed on the S&P Mid Cap Index currently ranges from $0.26 billion to $11.26 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies. This investment policy may not be changed without at least 60 days' notice to Mid Cap Fund shareholders. The Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500(R) Index or the Russell 1000(R) Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund's overall performance may suffer.
o Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Mid Cap Fund's portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.
o Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund's performance.
o The Fund is not a complete investment program. As with any mutual fund investment, the Mid Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Mid Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Mid Cap Fund's returns, which is one indicator of the risks of investing in the Mid Cap Fund. The chart shows changes in the Fund's returns and the table shows how the Mid Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.






     Year-by-Year Annual Total Return of Mid Cap Fund (for the years ended December 31st) [GRAPHIC OMITTED] During the period shown in the bar chart above, the highest return for a quarter was ____14.43% (quarter ending _____, 200__December, 2004) and the lowest return for a quarter was __-0.66% (quarter ending _____, 200__September, 2004).

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                      (for the periods ended December 31, 2005)

              The Mid Cap Fund                                             1 Year               Since Inception
                                                                                               (December 31, 2003)
                   Return Before Taxes                                   ____11.94%               ____15.98%
                   Return After Taxes on Distributions(1)                   ____7.88%               ____13.54%
                   Return After Taxes on Distributions and                ____9.05%               ____12.60%
                      Sale of Fund Shares(1)
                                                                         ____12.55%               ____14.41%

               S&P Mid Cap 400 Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

              2 The S&P Mid Cap 400 Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Mid-Cap 400 Index is representative of a broader market and range of securities than is found in the Mid Cap Fund's portfolio.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000(R) Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $100 million to $2 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days' notice to Small Cap Fund shareholders. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. Small capitalization companies in which the Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Small Cap Fund's overall performance may suffer.
o Small Cap Risk. To the extent the Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience. o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S.
         companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Small Cap Fund's portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.
o Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
         o Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds also pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund's shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund's net asset value. This means that a closed end fund's shares may trade at a discount to (or below) its net asset value.
o The Fund is not a complete investment program. As with any mutual fund investment, the Small Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Small Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept greater price fluctuations associated with investments in smaller companies o investors who can tolerate the greater risks associated with small company stock


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Small Cap Fund's returns, which is one indicator of the risks of investing in the Small Cap Fund. The chart shows changes in the Small Cap Fund's returns and the table shows how the Small Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                                of Small Cap Fund
                       (for the years ended December 31st)
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                [GRAPHIC OMITTED]

     During the period shown in the bar chart above, the highest return for a quarter was ____13.58% (quarter ending _____, 200__December 31, 2004) and the lowest return for a quarter was __-0.55% (quarter ending _____, 200__March 31, 2004).

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                      (for the periods ended December 31, 2005)

              The Small Cap Fund                                               1 Year            Since Inception
                                                                                                (December 31, 2003)
                   Return Before Taxes                                       ____7.52%             ____17.99%
                   Return After Taxes on Distributions(1)                      ____7.36%             ____17.54%
                   Return After Taxes on Distributions and                   ____4.89%             ____15.20%
                      Sale of Fund Shares(1)
                                                                             ____4.55%             ____11.21%
              Russell 2000 Value Index(2)
              (index  reflects no  deduction  for fees,  expenses,  or
              taxes)

               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

               2 The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is representative of a broader market and range of securities than is found in the Small Cap Fund's portfolio.

               FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)             Large Cap        Mid Cap        Small Cap
Maximum Sales Charge (Load) Imposed on Purchases                       NONE             NONE           NONE
Maximum Deferred Sales Charge (Load)                                   NONE             NONE           NONE
Redemption Fee1, (2)                                                   1.00%            1.00%          1.00%
Exchange Fee                                                           NONE             NONE           NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)           Large Cap       Mid Cap     Small Cap
Management Fees                                                          0.75%          0.85%          0.95%
Distribution (12b-1) Fees(3)                                             0.25%          0.25%          0.25%
Other Expenses                                                           2.121.43%      10.7010.36%    10.996.20%
Total Annual Fund Operating Expenses (Before Waiver)                     3.122.43%      11.8011.46%    12.197.40%
Fee Waiver(4)                                                           (1.570.88%)    (10.159.81%)  (10.44 (5.65%)
Net Expenses                                                             1.55%          1.65%          1.75%

(1) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Net Operating Expenses after waiver and reimbursement of 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividends expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation set forth above.

Example:

Based on the costs above, this example helps you compare the expenses of a Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
                   1 Year       3 Years       5 Years        10 Years
-------------------------------------------------------------------------------
Large Cap Fund    $158132       $490534       $1,193      $3,0721,084  $2,588
-------------------------------------------------------------------------------
Mid Cap Fund      $168143       $5201,480     $2,951      $7,7223,635  $7,916
-------------------------------------------------------------------------------
Small Cap Fund    $178153       $5511,094     $3,045      $7,8712,604  $6,074
-------------------------------------------------------------------------------






                 GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The Funds' advisor is a deep value contrarian investor that focuses on finding bargains - temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the "cheapness" of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of "overstaying," or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. Each Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Options and Futures. Each Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. Each Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

Changes in Investment Objectives and Policies. The investment objective of a Fund may be changed without shareholder approval. As described above, each Fund will invest at least 80% of its assets (including borrowings for investment purposes) in large, mid, or small capitalization companies, as implied by the Fund's name. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

Temporary Defensive Measures. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FIDC Insured. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                HOW TO BUY SHARES

         To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund.

         Mail the completed application and check to:

                           U.S. Mail: Dreman Contrarian Value Funds c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

                           Overnight:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -the name of the appropriate Fund
         -a check made payable to the appropriate Fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investors, each Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

Distribution Plan

         Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund's plan, the Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

         Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the appropriate Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         Fund Policy on Market Timing - Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee \will be assessed by each Fund against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

         If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

         U.S.              Mail: Dreman Contrarian Value Funds c/o Unified Fund
                           Services, Inc.
                           P.O. Box 6110 Indianapolis, Indiana 46206-6110


         Overnight:        Dreman Contrarian Value Funds
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 800-247-1014. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on a Fund's net asset value per share ("NAV"). The NAV is calculated for each Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"):

               Type of Transaction                                  Tax Status

Qualified dividend income Generally maximum 15% on non-corporate taxpayers Net short-term capital gain distributions Ordinary income rate Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers* Sales of shares (including redemptions) owned Gains taxed at generally maximum 15% on non-corporate more than one year taxpayers* Sales of shares (including redemptions) owned Gains are taxed at the same rate as ordinary income; for one year or less losses are subject to special rules

   *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to "qualified dividend income" from the Fund's investments in common and preferred stock of U.S. and foreign companies, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if your Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, a Fund must withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUNDS

         Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the Funds. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of January 15, 2006, the advisor managed approximately $15 billion in assets.

         For its advisory services, the advisor is paid a fee at the annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, but waived $___ or __%, $___ or __% , and $___ or __%, respectively,and waived the entire amount from each Fund pursuant to the contractual fee waiver/expense reimbursement agreement with each Fund.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers. The investment decisions for each Fund are made by the adviser's investment team of the advisor, which is primarily responsible for the day-to-day management of the Funds' portfolio. The members of the investment team are:

         David N. Dreman. Although members of the adviser's investment team are jointly and primarily responsible for making investment recommendations, Mr. David Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman is the Chairman and Chief Investment Officer of the advisor. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

         Nelson P. Woodard. Mr. Woodard is a Managing Director and Senior Portfolio Manager and has been with Dreman Value Management LLC since its inception. Mr. Woodard has a BA in Mathematics and Economics and an MA in Economics as well as a Ph.D. in Econometrics and Public Finance from the University of Virginia. He was Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments from July 2000 through November 2001. From January 1997 to July of 2000, he was a Managing Director of Dreman Value Management. Prior to joining Dreman, he was a Director of the Quantitative Finance program at the College of Business at James Madison University from 1993 to 1996 and an Instructor at the Anderson School of Management at the University of New Mexico from 1989 to 1992. Previously, Mr. Woodard had been the Director of Research at Investment Strategy Management in Charlottesville, Virginia. From 1985-1995 he served as a consultant for Dreman Value Advisors, Inc. and as a Research Fellow for the Dreman Foundation.

         Leonid Shimunov. Mr. Shimunov joined Dreman Value Management in early 2003. Prior to joining the firm, Mr. Shimunov was employed as an Equity Analyst with Morgan Stanley, concentrating on Healthcare and Technology industries. He is a Vice President of the adviser and is a member of the Investment Policy Committee. Mr. Shimunov was awarded a Bachelor of Science in Finance degree, summa cum laude by St. John's University in 1999.

         The Funds' Statement of Additional Information provides the following additional information about the Funds' portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Funds.

         The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to assist you to better understand each Fund's financial performance since its inception through the fiscal year ended October 31, 2005. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the each Fund's financial statements, is included in the Annual Report, which is available upon request without charge.


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                   Dreman Contrarian
                                                                   Large Cap Value
                                                                         Fund
                                                 ---------------- -------------------- ---------------- ----

                                                   Year ended                           Period ended
                                                  October 31,                           October 31,
                                                      2005                                  2004        (a)
                                                 ----------------                      ----------------

Selected Per Share Data
Net asset value, beginning of period                    $ 11.03                               $ 10.00
                                                 ----------------                      ----------------
Income from investment operations:
  Net investment income (loss)                             0.16                                  0.15
  Net  realized  and  unrealized  gain
    (loss)                                                 1.39                                  0.88
                                                 ----------------                      ----------------
Total from investment operations                           1.55                                  1.03
                                                 ----------------                      ----------------

Less Distributions:

  From net investment income                              (0.15)                                    -
  From net realized gains                                 (0.08)                                    -
                                                 ----------------                      ----------------
Total distributions                                       (0.23)                                    -
                                                 ----------------                      ----------------

Paid in capital from redemption fees      (b)                 -                                     -
                                                 ----------------                      ----------------

Net asset value, end of period                           $12.35                                $11.03
                                                 ================                      ================

Total Return  (c)                                         14.10%                                10.30%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 6,227                              $  5,181
Ratio of expenses to average net assets
    (e)                                                    1.30%                                 1.55%  (f)
Ratio of  expenses  to average net assets
    before waiver & reimbursement                          2.43%                                 3.12%  (f)
Ratio of net investment income to
   average net assets (e)                                  1.35%                                 1.38%  (f)
Ratio  of  net  investment  income  (loss)  to
    average net assets before waiver &
    reimbursement                                          0.22%                               (0.19)%  (f)
Portfolio turnover rate                                   13.07%                                13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                               Dreman Contrarian
                                                                              Mid Cap Value Fund
                                                         ------------------- ---------------------- ------------------ -----

                                                             Year ended                               Period ended
                                                          October 31, 2005                          October 31, 2004   (a)
                                                         -------------------                        ------------------

Selected Per Share Data
Net asset value, beginning of period                                $10.68                                    $10.00
                                                         -------------------                        ------------------
Income from investment operations:
  Net investment income (loss)                                        0.01                                      0.01
  Net realized and unrealized gain (loss)                             2.16                                      0.67
                                                         -------------------                        ------------------
Total from investment operations                                      2.17                                      0.68
                                                         -------------------                        ------------------

Less Distributions:
  From net investment income                                         (0.01)                                        -
  From net realized gains                                            (0.18)                                        -
                                                         -------------------                        ------------------
Total distributions                                                  (0.19)                                        -
                                                         -------------------                        ------------------
Paid in capital from redemption fees (b)                                 -                                         -
                                                         -------------------                        ------------------

Net asset value, end of period                                     $ 12.66                                    $10.68
                                                         ===================                        ==================

Total Return  (c)                                                    20.52%                                     6.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $ 1,118                                    $  801
Ratio of expenses to average net assets (e)                           1.40%                                     1.65%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                     11.46%                                    11.80%  (f)
Ratio of net investment income to
   average net assets  (e)                                            0.06%                                     0.16%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                        (10.00)%                                   (9.99)%  (f)
Portfolio turnover rate                                             132.04%                                   125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                        Dreman Contrarian
                                                                       Small Cap Value Fund


                                                        -----------------------     -----------------------
                                                           October 31, 2005            October 31, 2004     (a)
                                                        -----------------------     -----------------------

Selected Per Share Data
Net asset value, beginning of period                                  $ 11.48                    $  10.00
                                                        -----------------------     -----------------------
Income from investment operations:


  Net investment income (loss)                                           0.04                       (0.03)

  Net realized and unrealized gain (loss)                                1.69                        1.51
                                                        -----------------------     -----------------------
Total from investment operations                                         1.73                        1.48
                                                        -----------------------     -----------------------

Less Distributions:
  From net investment income (loss)                                     (0.02)                          -
  From net realized gains (loss)                                        (0.21)                          -
                                                        -----------------------     -----------------------
Total distributions                                                     (0.23)                          -
                                                        -----------------------     -----------------------
Paid in capital from redemption fees (b)                                    -                           -
                                                        -----------------------     -----------------------

Net asset value, end of period                                         $12.98                      $11.48
                                                        =======================     =======================

Total Return  (c)                                                       15.10%                      14.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                      $  3,366                       $ 861
Ratio of expenses to average net assets (e)                              1.50%                       1.75%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                         7.40%                      12.19%  (f)
Ratio of net investment income to
   average net assets  (e)                                               0.45%                     (0.32)%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                            (5.45)%                    (10.75)%  (f)
Portfolio turnover rate                                                 84.72%                      72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.



Dreman Contrarian Funds
Financial Highlights

                                                              Dreman                  Dreman                   Dreman
                                                            Contrarian              Contrarian               Contrarian
                                                             Large Cap                Mid Cap                Small Cap
                                                            Value Fund              Value Fund               Value Fund
                                                         ------------------ ---- ------------------ ---- -------------------

                                                           Period ended            Period ended             Period ended
                                                         October 31, 2004   (a)  October 31, 2004   (b)   October 31, 2004   (b)
                                                         ------------------      ------------------      -------------------
Selected Per Share Data
                                                          $                       $                       $
Net asset value, beginning of period                     10.00                   10.00                   10.00
                                                         ------------------      ------------------      -------------------
Income from investment operations

  Net investment income (loss)                                        0.15                    0.01                   (0.03)

  Net realized and unrealized gain (loss)                             0.88                    0.67                     1.51
                                                         ------------------      ------------------      -------------------
Total from investment operations
                                                                      1.03                    0.68                     1.48
                                                         ------------------      ------------------      -------------------

                                                          $                       $                       $
Net asset value, end of period                           11.03                   10.68                   11.48
                                                         ==================      ==================      ===================

Total Return (c)                                                    10.30%                   6.80%                   14.80%

Ratios and Supplemental Data

                                                          $                                              $
Net assets, end of period (000)                          5,181                          $      801       861
Ratio of expenses to average net assets (d) (e)                      1.55%                   1.65%                    1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                 3.12%                  11.80%                   12.19%
Ratio of net investment income to
   average net assets (d)                                            1.38%                   0.16%                  (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (d)                    (0.19)%                 (9.99)%                 (10.75)%
Portfolio turnover rate                                             13.48%                 125.34%                   72.10%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (c) Not annualized and excluding sales charge.
(d) Annualized.
(e) The advisor is not contractually obligated to reimburse 12b-1 expenses.

PRIVACY POLICY

         The following is a description of each Fund's policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. A Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information). Categories of Information the Fund Discloses. No Fund will disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. Each Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.
         Confidentiality and Security. Each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

                  You can find additional information about the Fund in the following documents:
         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.
         You can get free copies of the current SAI and, when available, the Funds' Annual and Semi Annual Reports, by contacting Shareholder Services at 800-247-1014. You may also request other information about the Funds and make shareholder inquiries. As of the date of this prospectus, the Funds do not have an internet website and, therefore, the Funds' SAI, annual and semi-annual reports are not made available at an Internet site.
         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.







Investment Company Act #811-21237

2202195


2202195
Document comparison done by DeltaView on Monday, February 27, 2006 7:02:23 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2202195/6
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2202195/8
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                286
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                 142
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             428
==============================================================





















                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND



                                   PROSPECTUS

                                February 28, 2006



Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611
(800) 247-1014

















         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DREMAN CONTRARIAN LARGE CAP VALUE FUND........................................1

   Risk/Return Summary........................................................1
   How has the Fund performed in the past.....................................2

DREMAN CONTRARIAN MID CAP VALUE FUND..........................................4

   Risk/Return Summary........................................................4
   How has the Fund performed in the past.....................................5

DREMAN CONTRARIAN SMALL CAP VALUE FUND........................................7

   Risk/Return Summary........................................................7
   How has the Fund performed in the past.....................................9

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................11


GENERAL INVESTMENT STRATEGIES AND RELATED RISKS..............................12


HOW TO BUY SHARES............................................................13


HOW TO REDEEM SHARES.........................................................15


DETERMINATION OF NET ASSET VALUE.............................................18


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................18


MANAGEMENT OF THE FUNDS......................................................20


FINANCIAL HIGHLIGHTS.........................................................23


PRIVACY POLICY...............................................................27


FOR MORE INFORMATION.................................................BACK COVER

2
                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Large Cap Value Fund ("Large Cap Fund") is total return.

Principal Strategies

         The Large Cap Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor, Dreman Value Management, LLC. The Large Cap Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500(R) Index. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength, strong management and generous dividend yields that are selling below their intrinsic value. Under normal circumstances, the Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies. This investment policy may not be changed without at least 60 days' notice to Large Cap Fund shareholders. While the Large Cap Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The Large Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (ADRs). The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Large Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Large Cap Fund also may purchase or sell (write) options on stocks and index futures. The Fund intends to remain substantially invested in equity securities. However, the Large Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Large Cap Fund's overall performance may suffer.
o Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Large Cap Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Large Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Large Cap Fund's portfolio involve higher risk and may subject the Large Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
o Sector Risk. To the extent that the Large Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Large Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o The Fund is not a complete investment program. As with any mutual fund investment, the Large Cap Fund's returns will vary and you could lose money.


Is the Fund Right for You?

      The Large Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a total return investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

      The bar chart and performance table below show the variability of the Large Cap Fund's returns, which is one indicator of the risks of investing in the Large Cap Fund. The chart shows changes in the Large Cap Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.




















                        Year-by-Year Annual Total Return
                                of Large Cap Fund
                       (for the years ended December 31st)
                              [GRAPHIC OMITTED]

During the period shown in the bar chart above, the highest return for a quarter was 10.79% (quarter ending December 31, 2004) and the lowest return for a quarter was -0.64% (quarter ending September 30, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                                                                    Since Inception (November 4,
The Large Cap Fund                                                 1 Year                       2003)
     Return Before Taxes                                            8.18%                      13.09%
     Return After Taxes on Distributions(1)                           7.28%                      12.32%
     Return After Taxes on Distributions  and Sale of Fund          5.87%                      10.90%
     Shares(1)
S&P 500 Index  (reflects no deductions for fees,  expenses          4.92%                      10.13%
and taxes)(2)

   (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is representative of a broader market and range of securities than is found in the Fund's portfolio.

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                               Risk Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Mid Cap Fund invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Mid Cap Fund's advisor. The Mid Cap Fund typically invests in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P Mid Cap 400(R) Index. The market capitalization of companies listed on the S&P Mid Cap Index currently ranges from $0.26 billion to $11.26 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies. This investment policy may not be changed without at least 60 days' notice to Mid Cap Fund shareholders. The Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500(R) Index or the Russell 1000(R) Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund's overall performance may suffer.
o Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Mid Cap Fund's portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.
o Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund's performance.
o The Fund is not a complete investment program. As with any mutual fund investment, the Mid Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Mid Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Mid Cap Fund's returns, which is one indicator of the risks of investing in the Mid Cap Fund. The chart shows changes in the Fund's returns and the table shows how the Mid Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.






                        Year-by-Year Annual Total Return
                                 of Mid Cap Fund
                       (for the years ended December 31st)
                                 [GRAPHIC OMITTED]
         During the period shown in the bar chart above, the highest return for a quarter was 14.43% (quarter ending December, 2004) and the lowest return for a quarter was -0.66% (quarter ending September, 2004).

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                      (for the periods ended December 31, 2005)

              The Mid Cap Fund                                             1 Year               Since Inception
                                                                                               (December 31, 2003)
                   Return Before Taxes                                     11.94%                   15.98%
                   Return After Taxes on Distributions(1)                     7.88%                   13.54%
                   Return After Taxes on Distributions and                  9.05%                   12.60%
                      Sale of Fund Shares(1)
                                                                           12.55%                   14.41%

               S&P Mid Cap 400 Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

              2 The S&P Mid Cap 400 Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Mid-Cap 400 Index is representative of a broader market and range of securities than is found in the Mid Cap Fund's portfolio.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000(R) Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $100 million to $2 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days' notice to Small Cap Fund shareholders. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. Small capitalization companies in which the Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Small Cap Fund's overall performance may suffer.
o Small Cap Risk. To the extent the Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience. o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S.
         companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Small Cap Fund's portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.
o Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
         Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund's shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund's net asset value. This means that a closed end fund's shares may trade at a discount to (or below) its net asset value.
o The Fund is not a complete investment program. As with any mutual fund investment, the Small Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Small Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept greater price fluctuations associated with investments in smaller companies o investors who can tolerate the greater risks associated with small company stock


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Small Cap Fund's returns, which is one indicator of the risks of investing in the Small Cap Fund. The chart shows changes in the Small Cap Fund's returns and the table shows how the Small Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                                of Small Cap Fund
                          (for the years ended December 31st)
                                 [GRAPHIC OMITTED]

         During the period shown in the bar chart above, the highest return for a quarter was 13.58% (quarter ending December 31, 2004) and the lowest return for a quarter was -0.55% (quarter ending March 31, 2004).

                         AVERAGE ANNUAL TOTAL RETURN
                 (for the periods ended December 31, 2005)

The Small Cap Fund                           1 Year            Since Inception
                                        (December 31, 2003)
Return Before Taxes                           7.52%                 17.99%
Return After Taxes on Distributions(1)        7.36%                 17.54%
Return After Taxes on Distributions and       4.89%                 15.20%
Sale of Fund Shares(1)                        4.55%                 11.21%
              Russell 2000 Value Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

               2 The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is representative of a broader market and range of securities than is found in the Small Cap Fund's portfolio.

               FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)             Large Cap        Mid Cap        Small Cap
Maximum Sales Charge (Load) Imposed on Purchases                       NONE             NONE           NONE
Maximum Deferred Sales Charge (Load)                                   NONE             NONE           NONE
Redemption Fee1, (2)                                                   1.00%            1.00%          1.00%
Exchange Fee                                                           NONE             NONE           NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)           Large Cap       Mid Cap     Small Cap
Management Fees                                                          0.75%          0.85%          0.95%
Distribution (12b-1) Fees(3)                                             0.25%          0.25%          0.25%
Other Expenses                                                           1.43%          10.36%         6.20%
Total Annual Fund Operating Expenses (Before Waiver)                     2.43%          11.46%         7.40%
Fee Waiver(4)                                                           (0.88%)        (9.81%)        (5.65%)
Net Expenses                                                             1.55%          1.65%          1.75%

(1) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Net Operating Expenses after waiver and reimbursement of 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividends expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation set forth above.

Example:

Based on the costs above, this example helps you compare the expenses of a Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
                       1 Year      3 Years     5 Years          10 Years
-------------------------------------------------------------------------------
   Large Cap Fund       $132        $534        $1,084           $2,588
-------------------------------------------------------------------------------
   Mid Cap Fund         $143        $1,480      $3,635           $7,916
-------------------------------------------------------------------------------
   Small Cap Fund       $153        $1,094      $2,604           $6,074
-------------------------------------------------------------------------------






                 GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The Funds' advisor is a deep value contrarian investor that focuses on finding bargains - temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the "cheapness" of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of "overstaying," or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. Each Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Options and Futures. Each Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. Each Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

Changes in Investment Objectives and Policies. The investment objective of a Fund may be changed without shareholder approval. As described above, each Fund will invest at least 80% of its assets (including borrowings for investment purposes) in large, mid, or small capitalization companies, as implied by the Fund's name. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

Temporary Defensive Measures. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FIDC Insured. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                HOW TO BUY SHARES

         To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund.

         Mail the completed application and check to:

                           U.S. Mail: Dreman Contrarian Value Funds c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

                           Overnight:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -the name of the appropriate Fund
         -a check made payable to the appropriate Fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investors, each Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

Distribution Plan

         Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund's plan, the Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

         Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the appropriate Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         Fund Policy on Market Timing - Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee \will be assessed by each Fund against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

         If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

         U.S.              Mail: Dreman Contrarian Value Funds c/o Unified Fund
                           Services, Inc.
                           P.O. Box 6110 Indianapolis, Indiana 46206-6110


         Overnight:        Dreman Contrarian Value Funds
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 800-247-1014. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on a Fund's net asset value per share ("NAV"). The NAV is calculated for each Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"):

               Type of Transaction                     Tax Status

Qualified dividend income Generally maximum 15% on non-corporate taxpayers Net short-term capital gain distributions Ordinary income rate Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers* Sales of shares (including redemptions) owned Gains taxed at generally maximum 15% on non-corporate more than one year taxpayers* Sales of shares (including redemptions) owned Gains are taxed at the same rate as ordinary income; for one year or less losses are subject to special rules

   *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to "qualified dividend income" from the Fund's investments in common and preferred stock of U.S. and foreign companies, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if your Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, a Fund must withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUNDS

         Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the Funds. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of January 15, 2006, the advisor managed approximately $15 billion in assets.

         For its advisory services, the advisor is paid a fee at the annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, and waived the entire amount from each Fund pursuant to the contractual fee waiver/expense reimbursement agreement with each Fund.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers. The investment decisions for each Fund are made by the adviser's investment team of the advisor, which is primarily responsible for the day-to-day management of the Funds' portfolio. The members of the investment team are:

         David N. Dreman. Although members of the adviser's investment team are jointly and primarily responsible for making investment recommendations, Mr. David Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman is the Chairman and Chief Investment Officer of the advisor. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

         Nelson P. Woodard. Mr. Woodard is a Managing Director and Senior Portfolio Manager and has been with Dreman Value Management LLC since its inception. Mr. Woodard has a BA in Mathematics and Economics and an MA in Economics as well as a Ph.D. in Econometrics and Public Finance from the University of Virginia. He was Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments from July 2000 through November 2001. From January 1997 to July of 2000, he was a Managing Director of Dreman Value Management. Prior to joining Dreman, he was a Director of the Quantitative Finance program at the College of Business at James Madison University from 1993 to 1996 and an Instructor at the Anderson School of Management at the University of New Mexico from 1989 to 1992. Previously, Mr. Woodard had been the Director of Research at Investment Strategy Management in Charlottesville, Virginia. From 1985-1995 he served as a consultant for Dreman Value Advisors, Inc. and as a Research Fellow for the Dreman Foundation.

         Leonid Shimunov. Mr. Shimunov joined Dreman Value Management in early 2003. Prior to joining the firm, Mr. Shimunov was employed as an Equity Analyst with Morgan Stanley, concentrating on Healthcare and Technology industries. He is a Vice President of the adviser and is a member of the Investment Policy Committee. Mr. Shimunov was awarded a Bachelor of Science in Finance degree, summa cum laude by St. John's University in 1999.

         The Funds' Statement of Additional Information provides the following additional information about the Funds' portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Funds.

         The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to assist you to better understand each Fund's financial performance since its inception through the fiscal year ended October 31, 2005. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the each Fund's financial statements, is included in the Annual Report, which is available upon request without charge.


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                   Dreman Contrarian
                                                                    Large Cap Value
                                      Fund
                                                 ---------------- -------------------- ---------------- ----

                                                   Year ended                           Period ended
                                                   October 31,                           October 31,
                                                      2005                                  2004        (a)
                                                 ----------------                      ----------------

Selected Per Share Data
Net asset value, beginning of period                     $ 11.03                               $ 10.00
                                                 ----------------                      ----------------
Income from investment operations:
  Net investment income (loss)                              0.16                                  0.15
  Net  realized  and   unrealized   gain
    (loss)                                                  1.39                                  0.88
                                                 ----------------                      ----------------
Total from investment operations                            1.55                                  1.03
                                                 ----------------                      ----------------

Less Distributions:

  From net investment income                              (0.15)                                     -
  From net realized gains                                 (0.08)                                     -
                                                 ----------------                      ----------------
Total distributions                                       (0.23)                                     -
                                                 ----------------                      ----------------

Paid in capital from redemption fees      (b)                  -                                     -
                                                 ----------------                      ----------------

Net asset value, end of period                            $12.35                                $11.03
                                                 ================                      ================

Total Return  (c)                                         14.10%                                10.30%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 6,227                              $  5,181
Ratio of  expenses to average net assets
    (e)                                                    1.30%                                 1.55%  (f)
Ratio of  expenses  to average  net assets
    before waiver & reimbursement                          2.43%                                 3.12%  (f)
Ratio of net investment income to
   average net assets (e)                                  1.35%                                 1.38%  (f)
Ratio  of  net  investment   income  (loss)  to
    average net assets before waiver &
    reimbursement                                          0.22%                               (0.19)%  (f)
Portfolio turnover rate                                   13.07%                                13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                               Dreman Contrarian
                                                                              Mid Cap Value Fund
                                                         ------------------- ---------------------- ------------------ -----

                                                             Year ended                               Period ended
                                                          October 31, 2005                          October 31, 2004   (a)
                                                         -------------------                        ------------------

Selected Per Share Data
Net asset value, beginning of period                                 $10.68                                    $10.00
                                                         -------------------                        ------------------
Income from investment operations:
  Net investment income (loss)                                         0.01                                      0.01
  Net realized and unrealized gain (loss)                              2.16                                      0.67
                                                         -------------------                        ------------------
Total from investment operations                                       2.17                                      0.68
                                                         -------------------                        ------------------

Less Distributions:
  From net investment income                                         (0.01)                                         -
  From net realized gains                                            (0.18)                                         -
                                                         -------------------                        ------------------
Total distributions                                                  (0.19)                                         -
                                                         -------------------                        ------------------
Paid in capital from redemption fees (b)                                  -                                         -
                                                         -------------------                        ------------------

Net asset value, end of period                                      $ 12.66                                    $10.68
                                                         ===================                        ==================

Total Return  (c)                                                    20.52%                                     6.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                     $ 1,118                                    $  801
Ratio of expenses to average net assets (e)                           1.40%                                     1.65%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                     11.46%                                    11.80%  (f)
Ratio of net investment income to
   average net assets  (e)                                            0.06%                                     0.16%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                        (10.00)%                                   (9.99)%  (f)
Portfolio turnover rate                                             132.04%                                   125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                        Dreman Contrarian
                                                                       Small Cap Value Fund


                                                        -----------------------     -----------------------
                                                           October 31, 2005            October 31, 2004     (a)
                                                        -----------------------     -----------------------

Selected Per Share Data
Net asset value, beginning of period                                   $ 11.48                    $  10.00
                                                        -----------------------     -----------------------
Income from investment operations:

  Net investment income (loss)                                            0.04                      (0.03)

  Net realized and unrealized gain (loss)                                 1.69                        1.51
                                                        -----------------------     -----------------------
Total from investment operations                                          1.73                        1.48
                                                        -----------------------     -----------------------

Less Distributions:
  From net investment income (loss)                                     (0.02)                           -
  From net realized gains (loss)                                        (0.21)                           -
                                                        -----------------------     -----------------------
Total distributions                                                     (0.23)                           -
                                                        -----------------------     -----------------------
Paid in capital from redemption fees (b)                                     -                           -
                                                        -----------------------     -----------------------

Net asset value, end of period                                          $12.98                      $11.48
                                                        =======================     =======================

Total Return  (c)                                                       15.10%                      14.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                       $  3,366                       $ 861
Ratio of expenses to average net assets (e)                              1.50%                       1.75%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                         7.40%                      12.19%  (f)
Ratio of net investment income to
   average net assets  (e)                                               0.45%                     (0.32)%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                            (5.45)%                    (10.75)%  (f)
Portfolio turnover rate                                                 84.72%                      72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

PRIVACY POLICY

         The following is a description of each Fund's policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. A Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information). Categories of Information the Fund Discloses. No Fund will disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. Each Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.
         Confidentiality and Security. Each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

2202195


2202195
                              FOR MORE INFORMATION

                  You can find additional information about the Fund in the following documents:
         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.
         You can get free copies of the current SAI and, when available, the Funds' Annual and Semi Annual Reports, by contacting Shareholder Services at 800-247-1014. You may also request other information about the Funds and make shareholder inquiries. As of the date of this prospectus, the Funds do not have an internet website and, therefore, the Funds' SAI, annual and semi-annual reports are not made available at an Internet site.
         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.







Investment Company Act #811-21237

















                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND



                                   PROSPECTUS

                              February __,28, 2006



Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611
(800) 247-1014

















         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DREMAN CONTRARIAN LARGE CAP VALUE FUND........................................1

   Risk/Return Summary........................................................1
   How has the Fund performed in the past.....................................2

DREMAN CONTRARIAN MID CAP VALUE FUND..........................................4

   Risk/Return Summary........................................................4
   How has the Fund performed in the past.....................................5

DREMAN CONTRARIAN SMALL CAP VALUE FUND........................................7

   Risk/Return Summary........................................................7
   How has the Fund performed in the past.....................................9

FEES AND EXPENSES OF INVESTING IN THE FUNDS..................................11


GENERAL INVESTMENT STRATEGIES AND RELATED RISKS..............................12


HOW TO BUY SHARES............................................................13


HOW TO REDEEM SHARES.........................................................15


DETERMINATION OF NET ASSET VALUE.............................................18


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................18


MANAGEMENT OF THE FUNDS......................................................20


FINANCIAL HIGHLIGHTS.......................................................2223


PRIVACY POLICY.............................................................2327


FOR MORE INFORMATION.................................................BACK COVER

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Large Cap Value Fund ("Large Cap Fund") is total return.

Principal Strategies

         The Large Cap Fund invests primarily in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor, Dreman Value Management, LLC. The Large Cap Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500(R) Index. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength, strong management and generous dividend yields that are selling below their intrinsic value. Under normal circumstances, the Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies. This investment policy may not be changed without at least 60 days' notice to Large Cap Fund shareholders. While the Large Cap Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The Large Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (ADRs). The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Large Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Large Cap Fund also may purchase or sell (write) options on stocks and index futures. The Fund intends to remain substantially invested in equity securities. However, the Large Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Large Cap Fund's overall performance may suffer.
o Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Large Cap Fund's share price may not rise as much as share prices of funds that focus on smaller capitalization companies.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Large Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Large Cap Fund's portfolio involve higher risk and may subject the Large Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
o Sector Risk. To the extent that the Large Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Large Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o The Fund is not a complete investment program. As with any mutual fund investment, the Large Cap Fund's returns will vary and you could lose money.


Is the Fund Right for You?

      The Large Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a total return investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

      The bar chart and performance table below show the variability of the Large Cap Fund's returns, which is one indicator of the risks of investing in the Large Cap Fund. The chart shows changes in the Large Cap Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.














                        Year-by-Year Annual Total Return
                                of Large Cap Fund
                       (for the years ended December 31st)
                               [GRAPHIC OMITTED]

     During the period shown in the bar chart above, the highest return for a quarter was ____10.79% (quarter ending _____, 200__December 31, 2004) and the lowest return for a quarter was __-0.64% (quarter ending _____, 200__September 30, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                                                                    Since Inception (November 4,
The Large Cap Fund                                                 1 Year                       2003)
     Return Before Taxes                                          ___8.18%                   ___13.09%
     Return After Taxes on Distributions(1)                         ___7.28%                   ___12.32%
     Return After Taxes on Distributions  and Sale of Fund        ___5.87%                   ___10.90%
     Shares(1)
S&P 500 Index  (reflects no deductions for fees,  expenses        ___4.92%                   ___10.13%
and taxes)(2)

   (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   2 The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is representative of a broader market and range of securities than is found in the Fund's portfolio.

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                               Risk Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Mid Cap Fund invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Mid Cap Fund's advisor. The Mid Cap Fund typically invests in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P Mid Cap 400(R) Index. The market capitalization of companies listed on the S&P Mid Cap Index currently ranges from $0.26 billion to $11.26 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid-capitalization companies. This investment policy may not be changed without at least 60 days' notice to Mid Cap Fund shareholders. The Fund may invest up to 20% of its assets in large capitalization companies included in the S&P 500(R) Index or the Russell 1000(R) Index. The Mid Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. The Mid Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Mid Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Mid Cap Fund also may purchase or sell (write) options on index futures. The Mid Cap Fund intends to remain substantially invested in equity securities. However, the Mid Cap Fund may invest up to 20% of its assets in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Mid Cap Fund's overall performance may suffer.
o Mid Cap Risk. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Mid Cap Fund's portfolio involve higher risk and may subject the Mid Cap Fund to higher price volatility. There is no guarantee that derivatives transactions will be employed or that they will work, and their use could cause lower returns or even losses to the Mid Cap Fund.
o Sector Risk. To the extent that the Mid Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Mid Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
o Portfolio Turnover Risk. The Mid Cap Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Mid Cap Fund's performance.
o The Fund is not a complete investment program. As with any mutual fund investment, the Mid Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Mid Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the general risks associated with common stock investments


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Mid Cap Fund's returns, which is one indicator of the risks of investing in the Mid Cap Fund. The chart shows changes in the Fund's returns and the table shows how the Mid Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.






     Year-by-Year Annual Total Return of Mid Cap Fund (for the years ended December 31st) [GRAPHIC OMITTED] During the period shown in the bar chart above, the highest return for a quarter was ____14.43% (quarter ending _____, 200__December, 2004) and the lowest return for a quarter was __-0.66% (quarter ending _____, 200__September, 2004).

                             AVERAGE ANNUAL TOTAL RETURN
                       (for the periods ended December 31, 2005)

The Mid Cap Fund                                1 Year        Since Inception
                                                           (December 31, 2003)
Return Before Taxes                           ____11.94%             ____15.98%
Return After Taxes on Distributions(1)        ____7.88%              ____13.54%
Return After Taxes on Distributions and       ____9.05%              ____12.60%
Sale of Fund Shares(1)
                                              ____12.55%             ____14.41%
              S&P Mid Cap 400 Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

              2 The S&P Mid Cap 400 Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Mid-Cap 400 Index is representative of a broader market and range of securities than is found in the Mid Cap Fund's portfolio.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                               Risk/Return Summary

Investment Objective

         The investment objective of the Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") is long-term capital appreciation.

Principal Strategies

         The Small Cap Fund invests primarily in common stocks of small capitalization companies that have intrinsic value in the opinion of the advisor. The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000(R) Value Index. The market capitalization of companies listed on the Russell 2000 Value Index currently ranges from $100 million to $2 billion. The advisor seeks to find overlooked companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic value. Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small capitalization companies. This investment policy may not be changed without at least 60 days' notice to Small Cap Fund shareholders. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including ADRs. Small capitalization companies in which the Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. The Small Cap Fund also may purchase or sell (write) options on index futures. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest in fixed income securities if the advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing in the Fund

o Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.
o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of the value of a company is not realized in the expected time frame, the Small Cap Fund's overall performance may suffer.
o Small Cap Risk. To the extent the Fund invests in smaller capitalization companies, the Small Cap Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience. o Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S.
         companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund's investments in a foreign country.
o Derivatives Risk. Options and futures in the Small Cap Fund's portfolio involve higher risk and may subject the Small Cap Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Small Cap Fund.
o Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.
         o Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds also pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund's shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund's net asset value. This means that a closed end fund's shares may trade at a discount to (or below) its net asset value.
o The Fund is not a complete investment program. As with any mutual fund investment, the Small Cap Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Small Cap Fund may be a suitable investment for:
o long term investors seeking a fund with a long-term capital appreciation investment strategy o investors willing to accept greater price fluctuations associated with investments in smaller companies o investors who can tolerate the greater risks associated with small company stock


How has the Fund performed in the past?

         The bar chart and performance table below show the variability of the Small Cap Fund's returns, which is one indicator of the risks of investing in the Small Cap Fund. The chart shows changes in the Small Cap Fund's returns and the table shows how the Small Cap Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                        Year-by-Year Annual Total Return
                                of Small Cap Fund
                         (for the years ended December 31st)
                                GRAPHIC OMITTED][

     During the period shown in the bar chart above, the highest return for a quarter was ____13.58% (quarter ending _____, 200__December 31, 2004) and the lowest return for a quarter was __-0.55% (quarter ending _____, 200__March 31, 2004).

                           AVERAGE ANNUAL TOTAL RETURN
                    (for the periods ended December 31, 2005)

The Small Cap Fund                            1 Year            Since Inception
                                                            (December 31, 2003)
Return Before Taxes                          ____7.52%             ____17.99%
Return After Taxes on Distributions(1)       ____7.36%             ____17.54%
Return After Taxes on Distributions and      ____4.89%             ____15.20%
Sale of Fund Shares(1)
                                             ____4.55%             ____11.21%
              Russell 2000 Value Index(2)
              (index reflects no deduction for fees, expenses, or taxes)
               (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

               2 The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is representative of a broader market and range of securities than is found in the Small Cap Fund's portfolio.

               FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)             Large Cap        Mid Cap        Small Cap
Maximum Sales Charge (Load) Imposed on Purchases                       NONE             NONE           NONE
Maximum Deferred Sales Charge (Load)                                   NONE             NONE           NONE
Redemption Fee1, (2)                                                   1.00%            1.00%          1.00%
Exchange Fee                                                           NONE             NONE           NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)           Large Cap       Mid Cap     Small Cap
Management Fees                                                          0.75%          0.85%          0.95%
Distribution (12b-1) Fees(3)                                             0.25%          0.25%          0.25%
Other Expenses                                                           2.121.43%      10.7010.36%    10.996.20%
Total Annual Fund Operating Expenses (Before Waiver)                     3.122.43%      11.8011.46%    12.197.40%
Fee Waiver(4)                                                           (1.570.88%)    (10.159.81%)  (10.44 (5.65%)
Net Expenses                                                             1.55%          1.65%          1.75%

(1) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. 2 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund costs, each Fund charges a 1.00% early redemption fee on shares redeemed less than one year after they are purchased. The Funds may waive this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The advisor currently is waiving the 12b-1 fee of 0.25% for each Fund, which results in Net Operating Expenses after waiver and reimbursement of 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. This 12b-1 fee waiver is voluntary and may be discontinued at any time.
4 The advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividends expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. Each waiver or reimbursement of an expense by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation set forth above.

Example:

Based on the costs above, this example helps you compare the expenses of a Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for at least one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

-------------------------------------------------------------------------------
                          1 Year      3 Years     5 Years         10 Years
-------------------------------------------------------------------------------
   Large Cap Fund         $158132     $490534     $1,193    $3,0721,084 $2,588
-------------------------------------------------------------------------------
   Mid Cap Fund           $168143     $5201,480   $2,951    $7,7223,635  $7,916
-------------------------------------------------------------------------------
   Small Cap Fund         $178153     $5511,094   $3,045    $7,8712,604  $6,074
-------------------------------------------------------------------------------






                 GENERAL INVESTMENT STRATEGIES AND RELATED RISKS

Value Stocks. The Funds' advisor is a deep value contrarian investor that focuses on finding bargains - temporarily depressed or overlooked stocks that the market has misjudged as to future prospects. For example, securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, its industry or the stock market in general, or as a result of market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. However, the advisor does not focus exclusively on the "cheapness" of the stock. The advisor will apply careful and sophisticated analytical techniques to each stock in the low P/E universe to identify those with fundamental financial strength. The advisor also will seek to limit the risks of investing in a Fund by avoiding the deceptively appealing fad of the day. The advisor believes that buying securities at a price that is below their true worth may achieve greater returns for a Fund than those generated by paying premium prices for companies currently in favor in the market.

The advisor typically will sell a stock when the advisor believes that its price is unlikely to go higher, its fundamental factors have changed, or other investments offer better opportunities. The advisor will seek to avoid the common mistake of "overstaying," or watching the price of a particular stock move sharply higher only to see it nosedive thereafter.

Foreign Stocks. Each Fund may invest in foreign stocks, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Securities of foreign companies may be riskier than securities of U.S. companies.

Options and Futures. Each Fund may purchase or sell (write) options on stocks and index futures. Options are a type of derivative that give the purchaser the right, or the writer the obligation, to buy or sell an asset at a predetermined price in the future. Each Fund may purchase S&P 500 Index futures on a temporary basis in lieu of investing in equity securities. Futures are a type of derivative used to manage or hedge risk by enabling the Fund to buy or sell an asset in the future at an agreed-upon price. Risks associated with derivatives include: the derivative is not well correlated with the security or index for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

Changes in Investment Objectives and Policies. The investment objective of a Fund may be changed without shareholder approval. As described above, each Fund will invest at least 80% of its assets (including borrowings for investment purposes) in large, mid, or small capitalization companies, as implied by the Fund's name. This investment policy may not be changed without at least 60 days prior written notice in plain English to shareholders.

Temporary Defensive Measures. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, shares of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

Not FIDC Insured. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                HOW TO BUY SHARES

         To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in a Fund is $2,500 and minimum subsequent investments are $1,000. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

Initial Purchase

         By Mail - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the appropriate Fund.

         Mail the completed application and check to:

                           U.S. Mail: Dreman Contrarian Value Funds c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

                           Overnight:       Dreman Contrarian Value Funds
                                            c/o Unified Fund Services, Inc.
                                            431 North Pennsylvania Street
                                            Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at 800-247-1014 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and it transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but a Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of a Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

         -your name
         -the name of your account(s)
         -your account number(s)
         -the name of the appropriate Fund
         -a check made payable to the appropriate Fund

Checks should be sent to the appropriate Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

         You may make regular investments in any Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investors, each Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services at 800-247-1014 about the IRA custodial fees.

Distribution Plan

         Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each Fund's plan, the Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

         Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the appropriate Fund. Each Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer, which fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, that Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         Fund Policy on Market Timing - Each Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee \will be assessed by each Fund against investment proceeds withdrawn within one year of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

         If you invest in a Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Funds' advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed by a Fund to be "market-timers."

         While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that a Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

         U.S.              Mail: Dreman Contrarian Value Funds c/o Unified Fund
                           Services, Inc.
                           P.O. Box 6110 Indianapolis, Indiana 46206-6110


         Overnight:        Dreman Contrarian Value Funds
                           c/o Unified Fund Services, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at 800-247-1014 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling Shareholder Services at 800-247-1014. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at 800-247-1014. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on a Fund's net asset value per share ("NAV"). The NAV is calculated for each Fund at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form.

         Each Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes. Investment income distributed by a Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by each Fund on an annual basis.

         Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"):

               Type of Transaction                             Tax Status

Qualified dividend income Generally maximum 15% on non-corporate taxpayers Net short-term capital gain distributions Ordinary income rate Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers* Sales of shares (including redemptions) owned Gains taxed at generally maximum 15% on non-corporate more than one year taxpayers* Sales of shares (including redemptions) owned Gains are taxed at the same rate as ordinary income; for one year or less losses are subject to special rules

   *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to "qualified dividend income" from the Fund's investments in common and preferred stock of U.S. and foreign companies, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

         If you are a non-corporate shareholder and if your Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, a Fund must withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUNDS

         Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment advisor to the Funds. The advisor was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in the advisor, which is 100% employee-owned. The advisor provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. The advisor also provides investment subadvisory services to ten other mutual funds. As of January 15, 2006, the advisor managed approximately $15 billion in assets.

         For its advisory services, the advisor is paid a fee at the annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. During the fiscal year ended October 31, 2005, the advisor earned an annual fee equal to 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, but waived $___ or __%, $___ or __% , and $___ or __%, respectively,and waived the entire amount from each Fund pursuant to the contractual fee waiver/expense reimbursement agreement with each Fund.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Funds' annual or semi-annual report, as applicable.

Portfolio Managers. The investment decisions for each Fund are made by the adviser's investment team of the advisor, which is primarily responsible for the day-to-day management of the Funds' portfolio. The members of the investment team are:

         David N. Dreman. Although members of the adviser's investment team are jointly and primarily responsible for making investment recommendations, Mr. David Dreman will make the final determination with respect to all investment decisions for the Funds. Mr. Dreman is the Chairman and Chief Investment Officer of the advisor. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that the advisor has been applying without style drift for over 20 years.

         Nelson P. Woodard. Mr. Woodard is a Managing Director and Senior Portfolio Manager and has been with Dreman Value Management LLC since its inception. Mr. Woodard has a BA in Mathematics and Economics and an MA in Economics as well as a Ph.D. in Econometrics and Public Finance from the University of Virginia. He was Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments from July 2000 through November 2001. From January 1997 to July of 2000, he was a Managing Director of Dreman Value Management. Prior to joining Dreman, he was a Director of the Quantitative Finance program at the College of Business at James Madison University from 1993 to 1996 and an Instructor at the Anderson School of Management at the University of New Mexico from 1989 to 1992. Previously, Mr. Woodard had been the Director of Research at Investment Strategy Management in Charlottesville, Virginia. From 1985-1995 he served as a consultant for Dreman Value Advisors, Inc. and as a Research Fellow for the Dreman Foundation.

         Leonid Shimunov. Mr. Shimunov joined Dreman Value Management in early 2003. Prior to joining the firm, Mr. Shimunov was employed as an Equity Analyst with Morgan Stanley, concentrating on Healthcare and Technology industries. He is a Vice President of the adviser and is a member of the Investment Policy Committee. Mr. Shimunov was awarded a Bachelor of Science in Finance degree, summa cum laude by St. John's University in 1999.

         The Funds' Statement of Additional Information provides the following additional information about the Funds' portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Funds.

         The advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                              FINANCIAL HIGHLIGHTS

      The following table is intended to assist you to better understand each Fund's financial performance since its inception through the fiscal year ended October 31, 2005. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the each Fund's financial statements, is included in the Annual Report, which is available upon request without charge.


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                                   Dreman Contrarian
                                                                   Large Cap Value
                                                                         Fund
                                                 ---------------- -------------------- ---------------- ----

                                                   Year ended                           Period ended
                                                  October 31,                           October 31,
                                                      2005                                  2004        (a)
                                                 ----------------                      ----------------

Selected Per Share Data
Net asset value, beginning of period                    $ 11.03                               $ 10.00
                                                 ----------------                      ----------------
Income from investment operations:
  Net investment income (loss)                             0.16                                  0.15
  Net  realized  and  unrealized  gain
    (loss)                                                 1.39                                  0.88
                                                 ----------------                      ----------------
Total from investment operations                           1.55                                  1.03
                                                 ----------------                      ----------------

Less Distributions:


  From net investment income                              (0.15)                                    -
  From net realized gains                                 (0.08)                                    -
                                                 ----------------                      ----------------
Total distributions                                       (0.23)                                    -
                                                 ----------------                      ----------------

Paid in capital from redemption fees      (b)                 -                                     -
                                                 ----------------                      ----------------

Net asset value, end of period                           $12.35                                $11.03
                                                 ================                      ================

Total Return  (c)                                         14.10%                                10.30%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 6,227                              $  5,181
Ratio of expenses to average net assets
    (e)                                                    1.30%                                 1.55%  (f)
Ratio of  expenses  to average net assets
    before waiver & reimbursement                          2.43%                                 3.12%  (f)
Ratio of net investment income to
   average net assets (e)                                  1.35%                                 1.38%  (f)
Ratio  of  net  investment  income  (loss)  to
    average net assets before waiver &
    reimbursement                                          0.22%                               (0.19)%  (f)
Portfolio turnover rate                                   13.07%                                13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                                                               Dreman Contrarian
                                                                              Mid Cap Value Fund
                                                         ------------------- ---------------------- ------------------ -----

                                                             Year ended                               Period ended
                                                          October 31, 2005                          October 31, 2004   (a)
                                                         -------------------                        ------------------

Selected Per Share Data
Net asset value, beginning of period                                $10.68                                    $10.00
                                                         -------------------                        ------------------
Income from investment operations:
  Net investment income (loss)                                        0.01                                      0.01
  Net realized and unrealized gain (loss)                             2.16                                      0.67
                                                         -------------------                        ------------------
Total from investment operations                                      2.17                                      0.68
                                                         -------------------                        ------------------

Less Distributions:
  From net investment income                                         (0.01)                                        -
  From net realized gains                                            (0.18)                                        -
                                                         -------------------                        ------------------
Total distributions                                                  (0.19)                                        -
                                                         -------------------                        ------------------
Paid in capital from redemption fees (b)                                 -                                         -
                                                         -------------------                        ------------------

Net asset value, end of period                                     $ 12.66                                    $10.68
                                                         ===================                        ==================

Total Return  (c)                                                    20.52%                                     6.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $ 1,118                                    $  801
Ratio of expenses to average net assets (e)                           1.40%                                     1.65%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                     11.46%                                    11.80%  (f)
Ratio of net investment income to
   average net assets  (e)                                            0.06%                                     0.16%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                        (10.00)%                                   (9.99)%  (f)
Portfolio turnover rate                                             132.04%                                   125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.

                                     Dreman Contrarian
                                  Small Cap Value Fund


                                                        -----------------------     -----------------------
                                                           October 31, 2005            October 31, 2004     (a)
                                                        -----------------------     -----------------------

Selected Per Share Data
Net asset value, beginning of period                                  $ 11.48                    $  10.00
                                                        -----------------------     -----------------------
Income from investment operations:

  Net investment income (loss)                                           0.04                       (0.03)

  Net realized and unrealized gain (loss)                                1.69                        1.51
                                                        -----------------------     -----------------------
Total from investment operations                                         1.73                        1.48
                                                        -----------------------     -----------------------

Less Distributions:
  From net investment income (loss)                                     (0.02)                          -
  From net realized gains (loss)                                        (0.21)                          -
                                                        -----------------------     -----------------------
Total distributions                                                     (0.23)                          -
                                                        -----------------------     -----------------------
Paid in capital from redemption fees (b)                                    -                           -
                                                        -----------------------     -----------------------

Net asset value, end of period                                         $12.98                      $11.48
                                                        =======================     =======================

Total Return  (c)                                                       15.10%                      14.80%  (d)

Ratios and Supplemental Data
Net assets, end of period (000)                                      $  3,366                       $ 861
Ratio of expenses to average net assets (e)                              1.50%                       1.75%  (f)
Ratio of expenses to average net assets
   before waiver & reimbursement                                         7.40%                      12.19%  (f)
Ratio of net investment income to
   average net assets  (e)                                               0.45%                     (0.32)%  (f)
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement                            (5.45)%                    (10.75)%  (f)
Portfolio turnover rate                                                 84.72%                      72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)  Not annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, these ratios would be 0.25% higher in order to reflect the rates excluding the voluntary waiver of 12b-1 expenses.
(f)  Annualized.


Dreman Contrarian Funds
Financial Highlights
                                                              Dreman                  Dreman                   Dreman
                                                            Contrarian              Contrarian               Contrarian
                                                             Large Cap                Mid Cap                Small Cap
                                                            Value Fund              Value Fund               Value Fund
                                                         ------------------ ---- ------------------ ---- -------------------

                                                           Period ended            Period ended             Period ended
                                                         October 31, 2004   (a)  October 31, 2004   (b)   October 31, 2004   (b)
                                                         ------------------      ------------------      -------------------
Selected Per Share Data
                                                          $                       $                       $
Net asset value, beginning of period                     10.00                   10.00                   10.00
                                                         ------------------      ------------------      -------------------
Income from investment operations

  Net investment income (loss)                                        0.15                    0.01                   (0.03)

  Net realized and unrealized gain (loss)                             0.88                    0.67                     1.51
                                                         ------------------      ------------------      -------------------
Total from investment operations
                                                                      1.03                    0.68                     1.48
                                                         ------------------      ------------------      -------------------

                                                          $                       $                       $
Net asset value, end of period                           11.03                   10.68                   11.48
                                                         ==================      ==================      ===================

Total Return (c)                                                    10.30%                   6.80%                   14.80%

Ratios and Supplemental Data

                                                          $                                              $
Net assets, end of period (000)                          5,181                          $      801       861
Ratio of expenses to average net assets (d) (e)                      1.55%                   1.65%                    1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                 3.12%                  11.80%                   12.19%
Ratio of net investment income to
   average net assets (d)                                            1.38%                   0.16%                  (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (d)                    (0.19)%                 (9.99)%                 (10.75)%
Portfolio turnover rate                                             13.48%                 125.34%                   72.10%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004. (b) For the period December 31, 2003 (commencement of operations) to October 31, 2004. (c) Not annualized and excluding sales charge.
(d) Annualized.
(e) The advisor is not contractually obligated to reimburse 12b-1 expenses.

PRIVACY POLICY

         The following is a description of each Fund's policies regarding disclosure of nonpublic personal information that you provide to it or that it collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. A Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information). Categories of Information the Fund Discloses. No Fund will disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. Each Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.
         Confidentiality and Security. Each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

                  You can find additional information about the Fund in the following documents:
         Annual and Semi Annual Reports: While the Prospectus describes the Funds' potential investments, the Annual and Semi Annual Reports detail the Funds' actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Funds' policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.
         You can get free copies of the current SAI and, when available, the Funds' Annual and Semi Annual Reports, by contacting Shareholder Services at 800-247-1014. You may also request other information about the Funds and make shareholder inquiries. As of the date of this prospectus, the Funds do not have an internet website and, therefore, the Funds' SAI, annual and semi-annual reports are not made available at an Internet site.
         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.







Investment Company Act #811-21237

Document comparison done by DeltaView on Monday, February 27, 2006 7:02:23 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2202195/6
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2202195/8
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                286
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                 142
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             428
==============================================================




















                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND











                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2006









      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund and Dreman Contrarian Small Cap Value Fund (collectively, the "Funds"), dated February 28, 2006. This SAI incorporates by reference the Dreman Family of Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005. A free copy of the Funds' Prospectus or Annual Report can be obtained by writing Unified Fund Services, Inc., the Funds' transfer agent, at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 800 - 247-1014.

                                TABLE OF CONTENTS
                                                                           PAGE


DESCRIPTION OF THE TRUST AND FUNDS............................................3


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK ..................


..................................................................CONSIDERATIONS
4


INVESTMENT LIMITATIONS.......................................................14


INVESTMENT ADVISOR...........................................................16


TRUSTEES AND OFFICERS........................................................19


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................22


PORTFOLIO TURNOVER...........................................................23


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................24


DISCLOSURE OF PORTFOLIO HOLDINGS.............................................25


PROXY VOTING POLICY..........................................................27


DETERMINATION OF NET ASSET VALUE.............................................27


REDEMPTION IN-KIND...........................................................28


STATUS AND TAXATION OF THE FUNDS.............................................29


CUSTODIAN....................................................................31


FUND SERVICES................................................................31


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................32


DISTRIBUTOR..................................................................32


DISTRIBUTION PLAN............................................................32


FINANCIAL STATEMENTS.........................................................33

                       DESCRIPTION OF THE TRUST AND FUNDS

         Dreman Contrarian Large Cap Value Fund (the "Large Cap Fund"), Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund"), and Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") (each a "Fund" and, collectively the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Trustees. The investment advisor to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Fund commenced operations on November 4, 2003, and the Mid Cap Fund and Small Cap Fund each commenced operations on December 31, 2003.

         The Funds do not issue share certificates. Shares of each Fund are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of each Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of Fund assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

         Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at a Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's initial annual report contains additional performance information and will be made available to investors upon request and without charge.

    ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. The Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size to the companies of the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Value Index. Each Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. Each Fund may also invest in initial public offerings. Each Fund will invest in equity securities that offer unique investment values. The criterion used to identify such stocks include below average P/E, price-to-book, price-to-cash flow ratios and above average dividend yields.

         B. Fixed Income Securities. Each Fund intends to remain substantially invested in equity securities; however a Fund may invest in fixed income securities if the Advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. Fixed income securities include corporate debt securities, convertible debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into, or exchanged for, a prescribed amount of common stock. Each Fund will invest no more than 20% of its assets in debt securities. Each Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

                  In the past, economic downturns or an increase in interest rates have under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

                  The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were enacted that required that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

                  If the rating of a security by S&P or Moody's drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         D. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         E. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

      F. Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         G. Foreign Securities. Each Fund may invest up to 20% of its assets in foreign securities, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities, and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market. In addition, securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater in those markets than in the U.S. In all cases, the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions.

         H. Strategic Transactions and Derivatives. Each Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

                  In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

                  Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

                  1. Options on Securities Indices. Each Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

                  2. General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

                           A put option gives the purchaser of the option, upon
payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. Each Fund is authorized to purchase and sell exchange listed options. However, the Funds may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

                           With certain exceptions, OCC-issued and
exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

                           A Fund's ability to close out its position as a
purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

                           The hours of trading for listed options may not
coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

                           If a Fund sells a call option, the premium that it
receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

                           A Fund may purchase and sell call options on equity
securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

                           A Fund may purchase and sell put options on equity
securities (including convertible securities) and on securities indices. A Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

                  3. General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

                           A Fund's use of futures and options thereon will in
all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

                           A Fund will not enter into a futures contract or
related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

                  4. Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

                           OCC-issued and exchange-listed index options will
generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

                           In the case of a futures contract or an option
thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

                           Strategic Transactions may be covered by other means
when consistent with applicable regulatory policies.
A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

         I. Warrants. Each Fund may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         J. Corporate Debt Securities. Each Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

         K. Lower Quality Debt Securities. Each Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

                  Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

                  Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         L. Rule 144A Securities. Each Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Funds' illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         M. Investment Companies Securities. Subject to the restrictions and limitations of the 1940 Act, each Fund may invest in other investment companies including mutual funds, closed-end funds and exchange traded funds ("ETFs"). As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

                  The structure of a closed-end fund poses additional risks than are involved when investing in most open-end funds. For example, closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange or the Nasdaq Stock Market. In addition, closed-end fund shares generally are not redeemable. That is, a closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. If a closed-end fund's underlying market falls and the fund's discount increases or its premium decreases, the price return of the closed-end fund -- the actual return to the shareholder -- will be less than the fund's NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in and levels of premiums and discounts. Interest rate risk is one of two major factors that triggers changes in a closed-end fund's premium/discounts. When interest rates rise, bond prices (and consequently the net asset values of income funds -- municipal-bond funds, preferred-stock funds, etc.) decline. Declining bond prices may cause a closed-end fund's price to decline faster as investors sell their shares in the open market. On the other hand, the opposite scenario also occurs. When rates fall and the net asset values of income-oriented closed-end funds rise, their prices tend to rise faster as investors buy in, resulting in narrower discounts and wider premiums. A second factor that may contribute to changes in premium/discount without necessarily a change in net asset value is low trading volumes and liquidity in the shares of the closed-end fund. Most closed-end funds trade actively, and their shares are liquid. Some funds, however, trade less actively, and may not be very liquid. The market price of closed-end fund shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to net asset value.

                  Another features that distinguishes closed-end funds from mutual funds is their ability to leverage a higher percentage of their assets (that is, use borrowed money to buy additional assets). Closed-end funds use several different methods to borrow money -- issuing preferred stock, entering into reverse repurchase agreements and dollar rolls, borrowing under bank lines of credit, and so on. Leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. The maximum leverage ratio depends on how a closed-end fund leverages its assets -- 33 1/3% if debt is used, 50% if preferred stock is used. Thus, a closed-end fund with $100 million in net assets may borrow an additional $50 million, so that the borrowed amount ($50 million) is 33 1/3% of the total assets ($150). Although closed-end funds rarely deleverage their assets completely, sometimes such funds may be forced to reduce leverage when the underlying market weakens dramatically, causing the fund's total assets to decline to a level where the leverage ratio exceeds the permitted maximum. A forced reduction in leverage can lead to a dividend reduction if the closed-end fund's earnings that had been produced by the previously leveraged assets decline.

                  Closed-end funds usually are offered only once at their initial public offering price and are not actively marketed, although most closed-end funds trade actively and their shares are liquid. The Funds generally will invest in closed end funds that trade on a national or international exchange. Some closed end funds trade less actively and may not be very liquid. To the extent that a Fund invests in a thinly-traded closed-end fund, the Fund may be subject to the risk that it can not close out of a position at any time it desires. When a Fund attempts to trade a greater number of shares than the average daily volume of the closed-end fund, the selling pressure will cause the closed-end fund's price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund.

                  ETFs are a type of investment company whose investment objective is to achieve the same return as a particular market index. legally classified as open-end companies or Unit Investment Trusts (UITs), they differ from mutual funds and UITs in various respects, including that (i) ETFs do not sell individual securities directly to investors, and only issue their shares in large blocks, and (ii) shares of ETFs are available for sale on secondary markets. ETFs in which the Funds may invest include SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of seucities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

                  Each Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Funds may invest in new exchange traded shares as they become available.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Illiquid Investments. No Fund will purchase securities for which there are legal or contractual restrictions on resale or other illiquid securities.

         5. Short Sales. No Fund will effect short sales of securities except as described in the Prospectus or this SAI.

         6. Name Rule. The Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size as those in the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. This investment policy may not be changed with respect to a Fund without at least 60 days prior written notice in plain English to the Fund's shareholders.
INVESTMENT ADVISOR

     The investment advisor for each Fund is Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611. David N. Dreman is the Chairman and Chief Investment Officer of the Advisor. Mr. Dreman controls a majority of the outstanding voting interests in the Advisor.

         Under the terms of the management agreement between the Trust and the Advisor for each Fund (each, an "Agreement" and collectively, the "Agreements"), the Advisor manages a Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that the total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation. The Advisor currently is voluntarily waiving the payment by each Fund of 12b-1 fees equal to 0.25% of the average daily net assets of each Fund. This waiver is non-contractual and, as a result, may be discontinued at any time.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Advisor by the Funds for the periods indicated.

      ----------------------------------------------------------------------------------------------------------
                                                 Large Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued          Total Fees Waived by          Net Advisory
                                                                    Advisor                   Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                  $37,055                      ($37,055)                     $0
           2004(1)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005               $44,460                         ($44,460)                     $0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (1) The Large Cap Fund commenced operations November 4, 2003.

      ----------------------------------------------------------------------------------------------------------
                                                  Mid Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued          Total Fees Waived by          Net Advisory
                                                                    Advisor                   Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                   $5,483                       ($5,483                      $0
           2004(2)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005                  $8,529                       ($8,529)                      $0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (2) The Mid Cap Fund commenced operations December 31, 2003.

      ----------------------------------------------------------------------------------------------------------
                                                 Small Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued          Total Fees Waived by          Net Advisory
                                                                    Advisor                   Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                   $6,333                       ($6,333)                     $0
           2004(3)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005                  $17,740                      (17,740)                      $0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (3) The Small Cap Fund commenced operations December 31, 2003.

         Pursuant to a contractual agreement with each Fund, the Advisor is entitled to recoup any fees waived and/or expenses reimbursed to the Fund in the first, second and third fiscal years following the year in which the expense was incurred, provided the Fund does not exceed its expense limitation. As of October 31, 2005, following amounts were subject to recoupment by the Advisor:

---------------------------------------- --------------------------------------
Name of Fund                             Amount Subject to Recoupment
---------------------------------------- --------------------------------------
Small Cap Fund                                            $80,127
---------------------------------------- --------------------------------------
Mid Cap Fund                                              $70,234
---------------------------------------- --------------------------------------
Large Cap Fund                                            $51,738
---------------------------------------- --------------------------------------

About the Portfolio Managers

         David N. Dreman, Nelson Woodard and Leonid Shimunov, all serve on the Advisor's investment committee and are jointly and primarily responsible for making the investment decisions for each Fund (each, a "Portfolio Manager"). As of October 31, 2005, each Portfolio Manager was responsible for the management of the following types of accounts:

------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                                            Total  Assets By  Account  Number  of  Accounts  by  Total   Assets  By   Account
Portfolio Manager   Total Accounts By Type  Type                       Type    Subject   to   a  Type     Subject     to    a
                                                                       Performance Fee           Performance Fee
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment Companies: 18Investment       Companies:Investment Companies: NoneInvestment Companies: None
                                            $12.2 billion

David N. Dreman     Pooled        InvestmentPooled           InvestmentPooled          InvestmentPooled  Investment   Vehicles:
                    Vehicles: 3             Vehicles: $48M             Vehicles: 3               $48M

                     Other Accounts: 108    Other    Accounts:     $2.8Other Accounts: None      Other Accounts: None
                                            billion
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment Companies: 4 Investment Companies:  $3.2Investment Companies: NoneInvestment Companies: None
                                            billion

Nelson Woodard      Pooled        InvestmentPooled           InvestmentPooled          InvestmentPooled  Investment   Vehicles:
                    Vehicles: 0             Vehicles: $0               Vehicles: None            None

                     Other Accounts: 14     Other Accounts: $94M       Other Accounts: None      Other Accounts: None

------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment Companies: 1 Investment  Companies:   $4Investment Companies: NoneInvestment Companies: None
                                            million
Leonid Shimunov     Pooled        Investment                           Pooled          InvestmentPooled  Investment   Vehicles:
                    Vehicles: 0             Pooled           InvestmentVehicles: None            None
                                            Vehicles: $0
                     Other Accounts: 0                                 Other Accounts: None      Other Accounts: None
                                            Other Accounts: $0
------------------- ----------------------- -------------------------- ------------------------- -----------------------------

         Each Portfolio Manager is compensated for his or her services by the Advisor. For the fiscal year ended October 31, 2005, each Portfolio Manager's compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations and (iii) such Portfolio Manager's overall contribution to firm success. Finally, each Portfolio Manager is also eligible to participate in the Advisor's profit sharing program. In addition, as members of an entity that acts as general partner to a private equity fund (a hedge fund) Mr. Dreman and Mr. Woodard also receive a share of a fee paid to the general partner based on the performance of the hedge fund's portfolio. This performance fee is in addition to the fixed management fee that the general partner receives for managing the hedge fund's portfolio. In contrast, the fees paid by the Fund to the Advisor are not based the performance results of the Fund. The performance fee may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile stocks with greater capital appreciation opportunity to the hedge fund rather the Funds.

         To the extent the Funds and another of the Advisor's clients seek to acquire the same security at about the same time, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

         As of October 31, 2005, the Portfolio Managers' ownership of the Fund was as follows:

       ---------------------------------------- ------------------------------ ------------------------------

       Portfolio Manager                                Name of Fund            Dollar Range of Fund Shares

       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
       David N. Dreman                                 Large Cap Fund                 Over $1 million

                                                        Mid Cap Fund                $500,001-$1,000,000

                                                       Small Cap Fund               $500,001-$1,000,000
       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

                                                        Mid Cap Fund                       None
       Nelson Woodard
                                                       Small Cap Fund                      None

       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

       Leonid Shimunov                                  Mid Cap Fund                       None

                                                       Small Cap Fund                      None
       ---------------------------------------- ------------------------------ ------------------------------

         The Advisor retains the right to use the name "Dreman" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dreman" automatically ceases 90 days after termination of the Agreements and may be withdrawn by the Advisor on 90 days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.
                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

   ---------------------------------------------------- --------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Trust,** and Term of Position                        and Other  Directorships
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Gary E. Hippenstiel (1947)                           Director,  Vice  President  and Chief  Investment  Officer of
                                                        Legacy Trust Company,  N.A. since 1992;  Non-voting  Chairman
   Independent Trustee, December 2002 to present        of  Investment  Committee  of WH  Donner  Foundation  and  WH
                                                        Donner  Canadian  Foundation  since  June  2005;  Trustee  of
                                                        AmeriPrime  Advisors Trust from July 2002 to September  2005;
                                                        Trustee of Access  Variable  Insurance  Trust from April 2003 to August  2005;  Trustee  of  AmeriPrime  Funds from 1995 to
                                                        July  2005;  Trustee  of CCMI  Funds  from June 2003 to March
                                                        2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Stephen A. Little (1946)                             President  and  founder  of  The  Rose,  Inc.,  a  registered investment  advisor,  since April 1993; Trustee of AmeriPrime
   Chairman, December 2004 to present; Independent Advisors Trust from November
   2002 to September 2005; Trustee Trustee, December 2002 to present of
   AmeriPrime Funds from December 2002 to July 2005; Trustee
                                                        of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Daniel J. Condon (1950)                              President of  International  Crankshaft  Inc.,  an automotive equipment  manufacturing  company, since 2004, Vice President
   Independent Trustee, December 2002 to present        and General Manager from 1990 to 2003;  Trustee of AmeriPrime
                                                        Advisors Trust from November 2002 to September 2005;  Trustee of The  Unified  Funds from 1994 to 2002;  Trustee of Firstar
                                                        Select Funds, a REIT mutual fund, from 1997 to 2000;  Trustee of AmeriPrime Funds from December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

   ---------------------------------------------------- -----------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Fund Complex,** Term of Position with Trust          and Other Directorships
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                        Companies,   a  national  real  estate   company,   since  2001,
   Trustee, December 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                        Director of First State  Financial  since 1998;  Director,  Vice
                                                        President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                        AmeriPrime  Advisors  Trust  since  November  2002;  Trustee  of
                                                        AmeriPrime  Funds from  December  2002 to July 2005;  Trustee of
                                                        CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Anthony J. Ghoston (1959)                            President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  since June 2005,  Executive  Vice President from
   President, July 2004 to present                      June 2004 to June 2005,  Senior Vice  President  from April 2003 to June  2004;  Senior  Vice  President  and  Chief  Information
                                                        Officer of Unified Financial Services,  Inc., the parent company of the  Trust's  administrator  and  distributor,  from  1997 to
                                                        November  2004;  President of  AmeriPrime  Advisors  Trust since
                                                        July 2004;  President of AmeriPrime Funds from July 2004 to July
                                                        2005; President of CCMI Funds from July 2004 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                        administrator,  since December 2003; Assistant Vice President of
   Chief Financial Officer and Treasurer, July 2005 U.S. Bancorp Fund Services
   LLC from 2000 to December 2003, to present; Secretary, September 2004 to June
   Trust Officer from 1998 to 2000; Chief Financial Officer and 2005; Assistant
   Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since
   July 2005;
                                                        Secretary of AmeriPrime
                                                        Funds and AmeriPrime
                                                        Advisors Trust from
                                                        September 2004 to June
                                                        2005; Secretary of CCMI
                                                        Funds from September
                                                        2004 to March 2005;
                                                        Principal Accounting
                                                        Officer of Lindbergh
                                                        Funds from February 2004
                                                        to February 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Lynn E. Wood (1946)                                  Chief  Compliance  Officer of  AmeriPrime  Advisors  Trust since
                                                        October 2004; Chief Compliance  Officer of AmeriPrime Funds from
   Chief Compliance Officer, October 2004 to present    October  2004 to July  2005;  Chief  Compliance  Officer of CCMI
                                                        Funds from October 2004 to March 2005; Chief Compliance  Officer of Unified Financial Securities,  Inc., the Trust's distributor, from  1997  to 2000  and  2004 to  2005  Chairman  from  1997 to
                                                        December  2004,   President  from  1997  to  2000;  Director  of
                                                        Compliance  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  from  October  2003  to  September  2004;  Chief
                                                        Compliance  Officer of Unified  Financial  Services,  Inc.,  the
                                                        parent  company of the Trust's  administrator  and  distributor, from 2000 to 2004.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Heather A. Barnes (1975)                             Employed   by  Unified   Fund   Services,   Inc.,   the  Trust's
   Secretary, July 2005 to present                      administrator,  since  January  2004 and from  December  1999 to
                                                        January 2002; Regional
                                                        Administrative Assistant
                                                        of The Standard Register
                                                        Company from February
                                                        2003 to January 2004;
                                                        Full time student at
                                                        Indiana University from
                                                        January 2002 to June
                                                        2002; Secretary of
                                                        AmeriPrime Advisors
                                                        Trust since July 2005.
   ---------------------------------------------------- -----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


      The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

-------------------------------------- ------------------------------------- ---------------------------------------------
                                                                               Aggregate Dollar Range of Shares of All
               Trustee                     Dollar Range of Fund Shares              Funds Within the Fund Complex*
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Gary E. Hippenstiel                                    None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Ronald Tritschler                                      None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Stephen Little                                         None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Daniel Condon                                          None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees            from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $ 1,059                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,059                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                       from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

  * The Trust currently consists of 34 series.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor. As of January 31, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

-------------------------------------------------------------------------------------------------
                                         Small Cap Fund

-------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- ----------------------------
Name and Address                          % Ownership                Type of Ownership

----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
 Charles Schwab & Co.                     23.28%                     Beneficial
      101 Montgomery Street
      San Francisco, CA 94104
----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
David N Dreman                            19.99%                     Record
     0698 Eppley Drive
     Aspen, CO 81611

----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
 National Financial Services Corp         15.13%                     Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
Profit  Sharing  Plan  of  Dreman  Value  14.05%                     Beneficial
Management, LLC
     10 Exchange Place, Ste. 21
     Jersey City, NJ 07302

----------------------------------------- -------------------------- ----------------------------

--------------------------------------------------------------------------------------------------
                                          Mid Cap Fund

--------------------------------------------------------------------------------------------------
----------------------------------------- --------------------------- ----------------------------
Name and Address                          % Ownership                 Type of Ownership

----------------------------------------- --------------------------- ----------------------------
----------------------------------------- --------------------------- ----------------------------
David N Dreman                            57.58%                      Record
    0698 Eppley Drive
    Aspen, CO 81611

----------------------------------------- --------------------------- ----------------------------
----------------------------------------- --------------------------- ----------------------------
Profit  Sharing  Plan  of  Dreman  Value  41.35%                      Record
Management, LLC
    10 Exchange Place, Ste. 21
    Jersey City, NJ 07302


----------------------------------------- --------------------------- ----------------------------

-------------------------------------------------------------------------------------------------
                                         Large Cap Fund

-------------------------------------------------------------------------------------------------
---------------------------------------- ---------------------------- ---------------------------
Name and Address                         % Ownership                  Type of Ownership

---------------------------------------- ---------------------------- ---------------------------
---------------------------------------- ---------------------------- ---------------------------
David N Dreman                           90.69%                       Record
0698 Eppley Drive
Aspen, CO 81611

---------------------------------------- ---------------------------- ---------------------------
---------------------------------------- ---------------------------- ---------------------------
Profit  Sharing  Plan of  Dreman  Value  6.61%                        Beneficial
Management, LLC
    10 Exchange Place, Ste. 21
    Jersey City, NJ 07302
---------------------------------------- ---------------------------- ---------------------------

         As of January 31, 2006, the officers and trustees of the Trust as a group beneficially own less than 1% of each Fund.

PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


         The following table sets forth each Fund's turnover rate for the for the periods indicated:

     ---------------------------------------- -------------------------------- ----------------------------------
     Name of Fund                             Fiscal  Period  Ending  October  Fiscal  Year  Ending  October 31,
                                              31, 2004                         2005
     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Small Cap Fund(1)                        72.10%                           84.72%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Mid Cap Fund(1)                          125.34%                          132.04%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Large Cap Fund(2)                        13.48%                           13.07%
     ---------------------------------------- -------------------------------- ----------------------------------

        (1) The Small Cap Fund and Mid Cap Fund each commenced operations December 31, 2003. (2) The Large Cap Fund commenced operations November 4, 2003

         The Mid Cap Fund experienced a high turnover rate because the portfolio manager rebalanced the Fund's portfolio to maintain compliance with its investment parameters and to keep the portfolio characteristics in line with its benchmark. The Advisor expects that the turnover rate will be lower in subsequent periods.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Funds' portfolio decisions and the placing of the Funds' portfolio transactions. In effecting purchases and sales of securities for the account of each Fund, the Advisor will seek best execution of orders. In certain instances, the Advisor may be permitted to pay higher brokerage commissions for research services. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Funds and the Advisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Funds or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

         The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash. Subject to Section 28(e), the Funds could pay a firm that provides research services commissions for effecting a securities transaction for the Funds in excess of the amount other firms would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Advisor's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Management fees received by the Advisor from each Fund are not reduced because these research services are received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

         The Advisor receives written research data from brokers relative to economic and individual security analysis. The Advisor also may enter into "soft dollar" arrangements with certain brokers whereby such brokers partially pay for the Advisor's use of on-line data services such as Bloomberg and Factset for investment research. These payments will be made in exchange for the Advisor's employing the broker to execute client transactions. The research products and services and on-line data services provided or paid for by brokers shall be used by the Advisor in servicing all of its clients' accounts. In addition, assuming a broker provides the best price and best execution, the Advisor may direct Fund brokerage transactions to such broker in return for research provided by the broker and used by the Advisor in conducting its advisory business. For the fiscal year ended October 31, 2004, the Advisor did not direct any Fund brokerage transactions to any brokers on the basis of research services provided by any such broker to the Fund.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for a Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         The following table presents information about the brokerage commissions paid by the Funds to brokers during the last two fiscal years:

    ------------------------------- ---------------------------- ---------------------------- ----------------------------
       Brokerage  Commissions         Large Cap Fund(1)             Mid Cap Fund(2)             Small Cap Fund(2)
       Paid
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    Fiscal    Period   Ending             $3,262.10                      $ 1,809.69                    $3,280.95
    October 31, 2004
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    Fiscal     Year    Ending               $1,019                         $1,671                       $16,056
    October 31, 2005
    ------------------------------- ---------------------------- ---------------------------- ----------------------------

         (1) The Large Cap Fund commenced operations November 4, 2003.
         (2) The Small Cap Fund and Mid Cap Fund each commenced operations December 31, 2003.


         The Trust, the Advisor and the Funds' Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at 800-247-1014. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         Each Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Funds also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Funds may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Funds. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to the Funds' website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees.

         The Advisor's policy provides that generally the Advisor will vote: (1) for routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and (2) against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over-represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Advisor's policy provides that it shall determine whether a proposal is in the best interest of a Fund and may take into account the following factors, among others: (1) whether the proposal was recommended by management and Advisor's opinion of management; (2) whether the proposal acts to entrench existing management; and (3) whether the proposal fairly compensates management for past and future performance.

         The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at 800-247-1014 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of each Fund is determined as of the close of trading on the NYSE, which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The fund accounting agent maintains a pricing review committee, which is available to assist the Board with pricing issues. Manually priced securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      A Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:
                               Net Assets = Net Asset Value Per Share
                                         Shares Outstanding

         An example of how the Funds calculated their net asset value per share as of the fiscal year ended October 31, 2005 is as follows:

Large Cap Fund             Mid Cap Fund                  Small Cap Fund

$ 6,226,570 =  $12.35    $1,117,891  =  $12.66       $3,365,988      =  $12.98
  503,988                 88,284                             259,358

                               REDEMPTION IN-KIND

      The Funds do not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of a Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

         Each Fund was organized as a series of a business trust, and each intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that each Fund actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

      To continue to qualify for treatment as a RIC under Subchapter M of the Code, each Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

      The Funds' net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2005, neither the Large Cap Fund nor the Mid Cap Fund had any unused capital loss carryforwards. As of October 31, 2005, the Small Cap Fund had the unused capital loss carryforward in the following amounts:

    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    Name of Fund            Total   Capital   Loss  Amount           Amount           Amount   Expiring  Amount   Expiring
                            Carryforward            Expiring     in  Expiring     in  in 2012            in 2013
                                                    2009             2011
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    Small Cap Fund          $3,942,760              $226,494         $847,348         $1,808,272         $1,060,646
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund's income from options and futures in each case derived with respect to its business of investing in stock, or securities or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report a Fund's distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

      The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

      If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, Fund distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

      If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

      The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.
CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps each Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

FUND SERVICES

       Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million.

      Unified also provides each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month.

      For its transfer agency, fund accounting and administrative services, Unified received the following fees from each Fund during the last two fiscal year:

      ------------------------------------ ---------------------------------- --------------------------------------
                                                  Fiscal Period Ended                   Fiscal Year Ended
                Small Cap Fund                    October 31, 2004(1)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $6,347                               $12,050
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $16,667                              $20,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $16,667                              $25,000
      ------------------------------------ ---------------------------------- --------------------------------------
       (1) The Small Cap Fund commenced operations December 31, 2003.
      ------------------------------------ ---------------------------------- --------------------------------------

                 Mid Cap Fund                     Fiscal Period Ended                   Fiscal Year Ended
                                                  October 31, 2004(2)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $6,346                               $12,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $16,667                              $20,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $16,667                              $25,000
      ------------------------------------ ---------------------------------- --------------------------------------
         (2) The Mid Cap Fund commenced operations December 31, 2003.

      ------------------------------------ ---------------------------------- --------------------------------------

                  Large Cap                       Fiscal Period Ended                   Fiscal Year Ended
                                                  October 31, 2004(3)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $8,546                               $11,247
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $25,441                              $14,392
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $25,442                              $19,392

      ------------------------------------ ---------------------------------- --------------------------------------

     (3) The Large Cap Fund commenced operations November 4, 2003. INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

      The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145, has been selected as the independent registered public accountants for each Fund for the fiscal year ending October 31, 2006. Cohen McCurdy performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested. DISTRIBUTOR

       Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.


                                DISTRIBUTION PLAN


         Each Fund has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of any Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on September 14, 2004 called for the purpose of, among other things, voting on such Plan.



         Each Fund's Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a "Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund's shares, for which each Fund pays the Advisor the 12b-1 fee described above.

         For the fiscal year ended October 31, 2005, the Advisor voluntarily waived payment from each Fund of the 0.25% 12b-1 fees (amounting to $14,700, $2,497, and $4,641 for the Large Cap Fund, the Mid Cap Fund and the Small Cap Fund, respectively). This is a voluntary waiver that may be discontinued at any time.


FINANCIAL STATEMENTS

         The financial statements and independent registered public accountant's report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to shareholders for the fiscal year ended October 31, 2005. The Funds will provide the Annual Report without charge upon written request or request by telephone.

























                     DREMAN CONTRARIAN LARGE CAP VALUE FUND

                      DREMAN CONTRARIAN MID CAP VALUE FUND

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND











                       STATEMENT OF ADDITIONAL INFORMATION


                              February __,28, 2006









      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Dreman Contrarian Large Cap Value Fund, Dreman Contrarian Mid Cap Value Fund and Dreman Contrarian Small Cap Value Fund (collectively, the "Funds"), dated February __,28, 2006. This SAI incorporates by reference the Dreman Family of Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005. A free copy of the Funds' Prospectus or Annual Report can be obtained by writing Unified Fund Services, Inc., the Funds' transfer agent, at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 800 - 247-1014.

                                TABLE OF CONTENTS
                                                                       PAGE


DESCRIPTION OF THE TRUST AND FUNDS............................................3


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK ..................


..................................................................CONSIDERATIONS
4


INVESTMENT LIMITATIONS.......................................................14


INVESTMENT ADVISOR...........................................................16


TRUSTEES AND OFFICERS........................................................19


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................22


PORTFOLIO TURNOVER...........................................................23


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................24


DISCLOSURE OF PORTFOLIO HOLDINGS.............................................25


PROXY VOTING POLICY..........................................................27


DETERMINATION OF NET ASSET VALUE.............................................27


REDEMPTION IN-KIND...........................................................28


STATUS AND TAXATION OF THE FUNDS.............................................29


CUSTODIAN....................................................................31


FUND SERVICES................................................................31


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................32


DISTRIBUTOR..................................................................32


DISTRIBUTION PLAN............................................................32


FINANCIAL STATEMENTS.........................................................33

                       DESCRIPTION OF THE TRUST AND FUNDS

         Dreman Contrarian Large Cap Value Fund (the "Large Cap Fund"), Dreman Contrarian Mid Cap Value Fund (the "Mid Cap Fund"), and Dreman Contrarian Small Cap Value Fund (the "Small Cap Fund") (each a "Fund" and, collectively the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are series of funds currently authorized by the Trustees. The investment advisor to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Fund commenced operations on November 4, 2003, and the Mid Cap Fund and Small Cap Fund each commenced operations on December 31, 2003.

         The Funds do not issue share certificates. Shares of each Fund are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of each Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of Fund assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this SAI.

         Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at a Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of a Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Each Fund's initial annual report contains additional performance information and will be made available to investors upon request and without charge.

    ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. The Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size to the companies of the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Value Index. Each Fund will invest principally in a diversified portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. Each Fund may also invest in initial public offerings. Each Fund will invest in equity securities that offer unique investment values. The criterion used to identify such stocks include below average P/E, price-to-book, price-to-cash flow ratios and above average dividend yields.

         B. Fixed Income Securities. Each Fund intends to remain substantially invested in equity securities; however a Fund may invest in fixed income securities if the Advisor believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. Fixed income securities include corporate debt securities, convertible debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into, or exchanged for, a prescribed amount of common stock. Each Fund will invest no more than 20% of its assets in debt securities. Each Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

                  In the past, economic downturns or an increase in interest rates have under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

                  The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were enacted that required that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

                  If the rating of a security by S&P or Moody's drops below B, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting a Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         D. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         E. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

      F. Reverse Repurchase Agreements. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         G. Foreign Securities. Each Fund may invest up to 20% of its assets in foreign securities, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidence ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities, and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market. In addition, securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater in those markets than in the U.S. In all cases, the Advisor will endeavor to achieve the most favorable net results on its portfolio transactions.

         H. Strategic Transactions and Derivatives. Each Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

                  In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

                  Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

                  1. Options on Securities Indices. Each Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

                  2. General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

                           A put option gives the purchaser of the option, upon
payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. Each Fund is authorized to purchase and sell exchange listed options. However, the Funds may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

                           With certain exceptions, OCC-issued and
exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

                           A Fund's ability to close out its position as a
purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

                           The hours of trading for listed options may not
coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

                           If a Fund sells a call option, the premium that it
receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

                           A Fund may purchase and sell call options on equity
securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

                           A Fund may purchase and sell put options on equity
securities (including convertible securities) and on securities indices. A Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

                  3. General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

                           A Fund's use of futures and options thereon will in
all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

                           A Fund will not enter into a futures contract or
related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

                  4. Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

                           OCC-issued and exchange-listed index options will
generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

                           In the case of a futures contract or an option
thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

                           Strategic Transactions may be covered by other means
when consistent with applicable regulatory policies.
A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

         I. Warrants. Each Fund may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         J. Corporate Debt Securities. Each Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

         K. Lower Quality Debt Securities. Each Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

                  Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

                  Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor's research and credit analysis are an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

         L. Rule 144A Securities. Each Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restrictions on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Funds' illiquid securities policy, which prohibits the Funds from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         M. Investment Companies Securities. Subject to the restrictions and limitations of the 1940 Act, each Fund may invest in other investment companies including mutual funds, closed-end funds and exchange traded funds ("ETFs"). As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

                  The structure of a closed-end fund poses additional risks than are involved when investing in most open-end funds. For example, closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time (in the initial public offering), after which the shares typically trade on a secondary market, such as the New York Stock Exchange or the Nasdaq Stock Market. In addition, closed-end fund shares generally are not redeemable. That is, a closed-end fund is not required to buy its shares back from investors upon request. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. If a closed-end fund's underlying market falls and the fund's discount increases or its premium decreases, the price return of the closed-end fund -- the actual return to the shareholder -- will be less than the fund's NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in and levels of premiums and discounts. Interest rate risk is one of two major factors that triggers changes in a closed-end fund's premium/discounts. When interest rates rise, bond prices (and consequently the net asset values of income funds -- municipal-bond funds, preferred-stock funds, etc.) decline. Declining bond prices may cause a closed-end fund's price to decline faster as investors sell their shares in the open market. On the other hand, the opposite scenario also occurs. When rates fall and the net asset values of income-oriented closed-end funds rise, their prices tend to rise faster as investors buy in, resulting in narrower discounts and wider premiums. A second factor that may contribute to changes in premium/discount without necessarily a change in net asset value is low trading volumes and liquidity in the shares of the closed-end fund. Most closed-end funds trade actively, and their shares are liquid. Some funds, however, trade less actively, and may not be very liquid. The market price of closed-end fund shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to net asset value.

                  Another features that distinguishes closed-end funds from mutual funds is their ability to leverage a higher percentage of their assets (that is, use borrowed money to buy additional assets). Closed-end funds use several different methods to borrow money -- issuing preferred stock, entering into reverse repurchase agreements and dollar rolls, borrowing under bank lines of credit, and so on. Leverage can provide higher yields and potentially higher returns for closed-end fund investors, but it also increases overall risk and the volatility of the investment. The maximum leverage ratio depends on how a closed-end fund leverages its assets -- 33 1/3% if debt is used, 50% if preferred stock is used. Thus, a closed-end fund with $100 million in net assets may borrow an additional $50 million, so that the borrowed amount ($50 million) is 33 1/3% of the total assets ($150). Although closed-end funds rarely deleverage their assets completely, sometimes such funds may be forced to reduce leverage when the underlying market weakens dramatically, causing the fund's total assets to decline to a level where the leverage ratio exceeds the permitted maximum. A forced reduction in leverage can lead to a dividend reduction if the closed-end fund's earnings that had been produced by the previously leveraged assets decline.

                  Closed-end funds usually are offered only once at their initial public offering price and are not actively marketed, although most closed-end funds trade actively and their shares are liquid. The Funds generally will invest in closed end funds that trade on a national or international exchange. Some closed end funds trade less actively and may not be very liquid. To the extent that a Fund invests in a thinly-traded closed-end fund, the Fund may be subject to the risk that it can not close out of a position at any time it desires. When a Fund attempts to trade a greater number of shares than the average daily volume of the closed-end fund, the selling pressure will cause the closed-end fund's price to fall and its discount to widen suddenly, causing a sharp decline in the value of the closed-end fund.

                  ETFs are a type of investment company whose investment objective is to achieve the same return as a particular market index. legally classified as open-end companies or Unit Investment Trusts (UITs), they differ from mutual funds and UITs in various respects, including that (i) ETFs do not sell individual securities directly to investors, and only issue their shares in large blocks, and (ii) shares of ETFs are available for sale on secondary markets. ETFs in which the Funds may invest include SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of seucities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

                  Each Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Funds may invest in new exchange traded shares as they become available.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. With respect to 75% of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

         1. Pledging. No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Illiquid Investments. No Fund will purchase securities for which there are legal or contractual restrictions on resale or other illiquid securities.

         5. Short Sales. No Fund will effect short sales of securities except as described in the Prospectus or this SAI.

         6. Name Rule. The Large Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of large capitalization companies that are similar in market size as those in the S&P 500 Index. The Mid Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of mid capitalization companies that are similar in market size as those in the S&P Mid-Cap 400 Index. The Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. This investment policy may not be changed with respect to a Fund without at least 60 days prior written notice in plain English to the Fund's shareholders.
INVESTMENT ADVISOR

     The investment advisor for each Fund is Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611. David N. Dreman is the Chairman and Chief Investment Officer of the Advisor. Mr. Dreman controls a majority of the outstanding voting interests in the Advisor.

         Under the terms of the management agreement between the Trust and the Advisor for each Fund (each, an "Agreement" and collectively, the "Agreements"), the Advisor manages a Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that the total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Fund, Mid Cap Fund and Small Cap Fund, respectively, through October 31, 2007. The Funds have agreed to repay any expenses reimbursed and/or waived in the first, second and thirdEach waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the year ending October 31, 2007, to the extent the total expenses of the applicable Fund for any such year or years do not exceed the applicable average daily net asset percentage set forth above or any lower expense limitation or limitations to which the Funds' Advisor may otherwise agreefiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the relevant expense limitation. The Advisor currently is voluntarily waiving the payment by each Fund of 12b-1 fees equal to 0.25% of the average daily net assets of each Fund. This waiver is non-contractual and, as a result, may be discontinued at any time.

         A discussion of the factors that the Board of Trustees considered in approving the Funds' management agreements is contained in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Advisor by the Funds for the periods indicated.

      ----------------------------------------------------------------------------------------------------------
                                                 Large Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued         Total Fees Reimbursed          Net Advisory
                                                            and/or Waived by Advisor          Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                  $37,055                   ($65,35137,055)                  $0
           2004(1)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005           $_________44,460               ($_________44,460)            $_________0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (1) The Large Cap Fund commenced operations November 4, 2003.

      ----------------------------------------------------------------------------------------------------------
                                                  Mid Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued         Total Fees Reimbursed          Net Advisory
                                                            and/or Waived by Advisor          Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                   $5,483                    ($63,873)5,483                  $0
           2004(2)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005              $_________8,529              ($_________8,529)            $_________0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (2) The Mid Cap Fund commenced operations December 31, 2003.

      ----------------------------------------------------------------------------------------------------------
                                                 Small Cap Fund
      ----------------------------------------------------------------------------------------------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
      Fiscal Year Ended        Advisory Fees Accrued         Total Fees Reimbursed          Net Advisory
                                                            and/or Waived by Advisor          Fees Paid
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
         October 31,                   $6,333                    ($67,9566,333)                  $0
           2004(3)
      ------------------------ ---------------------------- ------------------------------ ---------------------
      ------------------------ ---------------------------- ------------------------------ ---------------------
       October 31, 2005             $_________17,740             $_________(17,740)            $_________0
      ------------------------ ---------------------------- ------------------------------ ---------------------
         (3) The Small Cap Fund commenced operations December 31, 2003.

         Pursuant to a contractual agreement with each Fund, the Advisor is entitled to recoup any fees waived and/or expenses reimbursed to the Fund in the first, second and third fiscal years following the year in which the expense was incurred, provided the Fund does not exceed its expense limitation. As of October 31, 2005, following amounts were subject to recoupment by the Advisor:

              -------------------------------- --------------------------------
              Name of Fund                      Amount Subject to Recoupment
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
              Small Cap Fund                                            $80,127
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
              Mid Cap Fund                                              $70,234
              -------------------------------- --------------------------------
              -------------------------------- --------------------------------
              Large Cap Fund                                            $51,738
              -------------------------------- --------------------------------

About the Portfolio Managers

         David N. Dreman, Nelson Woodard and Leonid Shimunov, all serve on the Advisor's investment committee and are jointly and primarily responsible for making the investment decisions for each Fund (each, a "Portfolio Manager"). As of October 31, 2005, each Portfolio Manager was responsible for the management of the following types of accounts:

------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                                            Total  Assets By  Account  Number  of  Accounts  by  Total   Assets  By   Account
Portfolio Manager   Total Accounts By Type  Type                       Type    Subject   to   a  Type     Subject     to    a
                                                                       Performance Fee           Performance Fee
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment    Companies:Investment       Companies:Investment      Companies:Investment Companies: N/ANone
                    __18                    $11.412.2 billion          0None

David N. Dreman                             Pooled           Investment                          Pooled  Investment   Vehicles:
                    Pooled        InvestmentVehicles: $4548M           Pooled          Investment$4548M
                    Vehicles: 13                                       Vehicles: 13
                                            Other   Accounts:   $3.62.8                          Other Accounts: N/ANone
                     Other Accounts: __108  billion                    Other Accounts: 0None
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment    Companies:Investment       Companies:Investment      Companies:Investment Companies: N/ANone
                    __4                     $3.03.2 billion            0None

Nelson Woodard                              Pooled           Investment                          Pooled  Investment   Vehicles:
                    Pooled        InvestmentVehicles: $0               Pooled          InvestmentN/ANone
                    Vehicles: 0                                        Vehicles: N/ANone
                                            Other Accounts: $40094M                              Other Accounts: N/ANone
                     Other Accounts: __14                              Other Accounts: 0None
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
------------------- ----------------------- -------------------------- ------------------------- -----------------------------
                    Investment    Companies:Investment Companies:  $1.4Investment      Companies:Investment Companies: N/ANone
                    __1                     billion4 million           0None
Leonid Shimunov
                                            Pooled           Investment                          Pooled  Investment   Vehicles:
                    Pooled        InvestmentVehicles: $0               Pooled          InvestmentN/ANone
                    Vehicles: 0                                        Vehicles: N/ANone
                                            Other Accounts: $0                                   Other Accounts: N/ANone
                     Other Accounts: 0                                 Other Accounts: 0None
------------------- ----------------------- -------------------------- ------------------------- -----------------------------

         Each Portfolio Manager is compensated for his or her services by the Advisor. For the fiscal year ended October 31, 2005, each Portfolio Manager's compensation consisted of a fixed salary and an annual bonus based on the following: (i) the quality of research contributions, (ii) the performance of stock recommendations and (iii) such Portfolio Manager's overall contribution to firm success. Finally, each Portfolio Manager is also eligible to participate in the Advisor's profit sharing program. In addition, as members of an entity that acts as general partner to a private equity fund (a hedge fund) Mr. Dreman and Mr. Woodard also receive a share of a fee paid to the general partner based on the performance of the hedge fund's portfolio. This performance fee is in addition to the fixed management fee that the general partner receives for managing the hedge fund's portfolio. In contrast, the fees paid by the Fund to the Advisor are not based the performance results of the Fund. The performance fee may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile stocks with greater capital appreciation opportunity to the hedge fund rather the Funds.

         To the extent the Funds and another of the Advisor's clients seek to acquire the same security at about the same time, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

     As of October 31, 2005, the Portfolio Managers' ownership of the Fund was as follows: [needs updating]

       ---------------------------------------- ------------------------------ ------------------------------

       Portfolio Manager                                Name of Fund            Dollar Range of Fund Shares

       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
       David N. Dreman                                 Large Cap Fund                 Over $1 million

                                                        Mid Cap Fund                $500,001-$1,000,000

                                                       Small Cap Fund               $500,001-$1,000,000
       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

                                                        Mid Cap Fund                       None
       Nelson Woodard
                                                       Small Cap Fund                      None

       ---------------------------------------- ------------------------------ ------------------------------
       ---------------------------------------- ------------------------------ ------------------------------
                                                       Large Cap Fund                      None

       Leonid Shimunov                                  Mid Cap Fund                       None

                                                       Small Cap Fund                      None
       ---------------------------------------- ------------------------------ ------------------------------

         The Advisor retains the right to use the name "Dreman" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Dreman" automatically ceases 90 days after termination of the Agreements and may be withdrawn by the Advisor on 90 days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on a Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.
                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

   ---------------------------------------------------- --------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Trust,** and Term of Position                        and Other  Directorships
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Gary E. Hippenstiel (1947)                           Director,  Vice  President  and Chief  Investment  Officer of
                                                        Legacy Trust Company,  N.A. since 1992;  Non-voting  Chairman
   Independent Trustee, December 2002 to present        of  Investment  Committee  of WH  Donner  Foundation  and  WH
                                                        Donner  Canadian  Foundation  since  June  2005;  Trustee  of
                                                        AmeriPrime  Advisors Trust from July 2002 to September  2005;
                                                        Trustee of Access  Variable  Insurance  Trust from April 2003 to August  2005;  Trustee  of  AmeriPrime  Funds from 1995 to
                                                        July  2005;  Trustee  of CCMI  Funds  from June 2003 to March
                                                        2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Stephen A. Little (1946)                             President  and  founder  of  The  Rose,  Inc.,  a  registered investment  advisor,  since April 1993; Trustee of AmeriPrime
   Chairman, December 2004 to present; Independent Advisors Trust from November
   2002 to September 2005; Trustee Trustee, December 2002 to present of
   AmeriPrime Funds from December 2002 to July 2005; Trustee
                                                        of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------
   ---------------------------------------------------- --------------------------------------------------------------
   Daniel J. Condon (1950)                              President of  International  Crankshaft  Inc.,  an automotive equipment  manufacturing  company, since 2004, Vice President
   Independent Trustee, December 2002 to present        and General Manager from 1990 to 2003;  Trustee of AmeriPrime
                                                        Advisors Trust from November 2002 to September 2005;  Trustee of The  Unified  Funds from 1994 to 2002;  Trustee of Firstar
                                                        Select Funds, a REIT mutual fund, from 1997 to 2000;  Trustee of AmeriPrime Funds from December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- --------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

   ---------------------------------------------------- -----------------------------------------------------------------
   Name,  Address*,  (Date of  Birth),  Position  with  Principal Occupation During Past 5 Years
   Fund Complex,** Term of Position with Trust          and Other Directorships
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                        Companies,   a  national  real  estate   company,   since  2001,
   Trustee, December 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                        Director of First State  Financial  since 1998;  Director,  Vice
                                                        President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                        AmeriPrime  Advisors  Trust  since  November  2002;  Trustee  of
                                                        AmeriPrime  Funds from  December  2002 to July 2005;  Trustee of
                                                        CCMI Funds from June 2003 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Anthony J. Ghoston (1959)                            President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  since June 2005,  Executive  Vice President from
   President, July 2004 to present                      June 2004 to June 2005,  Senior Vice  President  from April 2003 to June  2004;  Senior  Vice  President  and  Chief  Information
                                                        Officer of Unified Financial Services,  Inc., the parent company of the  Trust's  administrator  and  distributor,  from  1997 to
                                                        November  2004;  President of  AmeriPrime  Advisors  Trust since
                                                        July 2004;  President of AmeriPrime Funds from July 2004 to July
                                                        2005; President of CCMI Funds from July 2004 to March 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                        administrator,  since December 2003; Assistant Vice President of
   Chief Financial Officer and Treasurer, July 2005 U.S. Bancorp Fund Services
   LLC from 2000 to December 2003, to present; Secretary, September 2004 to June
   Trust Officer from 1998 to 2000; Chief Financial Officer and 2005; Assistant
   Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since
   July 2005;
                                                        Secretary of AmeriPrime
                                                        Funds and AmeriPrime
                                                        Advisors Trust from
                                                        September 2004 to June
                                                        2005; Secretary of CCMI
                                                        Funds from September
                                                        2004 to March 2005;
                                                        Principal Accounting
                                                        Officer of Lindbergh
                                                        Funds from February 2004
                                                        to February 2005.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Lynn E. Wood (1946)                                  Chief  Compliance  Officer of  AmeriPrime  Advisors  Trust since
                                                        October 2004; Chief Compliance  Officer of AmeriPrime Funds from
   Chief Compliance Officer, October 2004 to present    October  2004 to July  2005;  Chief  Compliance  Officer of CCMI
                                                        Funds from October 2004 to March 2005; Chief Compliance  Officer of Unified Financial Securities,  Inc., the Trust's distributor, from  1997  to 2000  and  2004 to  2005  Chairman  from  1997 to
                                                        December  2004,   President  from  1997  to  2000;  Director  of
                                                        Compliance  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                        administrator,  from  October  2003  to  September  2004;  Chief
                                                        Compliance  Officer of Unified  Financial  Services,  Inc.,  the
                                                        parent  company of the Trust's  administrator  and  distributor, from 2000 to 2004.
   ---------------------------------------------------- -----------------------------------------------------------------
   ---------------------------------------------------- -----------------------------------------------------------------
   Heather A. Barnes (1975)                             Employed   by  Unified   Fund   Services,   Inc.,   the  Trust's
   Secretary, July 2005 to present                      administrator,  since  January  2004 and from  December  1999 to
                                                        January 2002; Regional
                                                        Administrative Assistant
                                                        of The Standard Register
                                                        Company from February
                                                        2003 to January 2004;
                                                        Full time student at
                                                        Indiana University from
                                                        January 2002 to June
                                                        2002; Secretary of
                                                        AmeriPrime Advisors
                                                        Trust since July 2005.
   ---------------------------------------------------- -----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

     ** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


      The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

-------------------------------------- ------------------------------------- ---------------------------------------------
                                                                               Aggregate Dollar Range of Shares of All
               Trustee                     Dollar Range of Fund Shares              Funds Within the Fund Complex*
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Gary E. Hippenstiel                                    None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Ronald Tritschler                                      None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Stephen Little                                         None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Daniel Condon                                          None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees            from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $ 1,059                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,059                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                       from each Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

  * The Trust currently consists of 34 series.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor. As of ________,January 31, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

-------------------------------------------------------------------------------------------------
                                         Small Cap Fund

-------------------------------------------------------------------------------------------------
----------------------------------------- -------------------------- ----------------------------
Name and Address                          % Ownership                Type of Ownership

----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
 Charles Schwab & Co.                     23.28%                     Beneficial
      101 Montgomery Street
      San Francisco, CA 94104
----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
David N Dreman                            _______19.99%              Record
     0698 Eppley Drive
     Aspen, CO 81611

----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
 National Financial Services Corp         15.13%                     Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------- -------------------------- ----------------------------
----------------------------------------- -------------------------- ----------------------------
Profit  Sharing  Plan  of  Dreman  Value  _______14.05%              Beneficial
Management, LLC
     10 Exchange Place, Ste. 21
     Jersey City, NJ 07302

----------------------------------------- -------------------------- ----------------------------

--------------------------------------------------------------------------------------------------
                                          Mid Cap Fund

--------------------------------------------------------------------------------------------------
----------------------------------------- ---------------------------- ---------------------------
Name and Address                          % Ownership                  Type of Ownership

----------------------------------------- ---------------------------- ---------------------------
----------------------------------------- ---------------------------- ---------------------------
David N Dreman                            _______57.58%                Record
    0698 Eppley Drive
    Aspen, CO 81611

----------------------------------------- ---------------------------- ---------------------------
----------------------------------------- ---------------------------- ---------------------------
Profit  Sharing  Plan  of  Dreman  Value  _______41.35%                Record
Management, LLC
    10 Exchange Place, Ste. 21
    Jersey City, NJ 07302


----------------------------------------- ---------------------------- ---------------------------

-------------------------------------------------------------------------------------------------
                                         Large Cap Fund

-------------------------------------------------------------------------------------------------
---------------------------------------- ---------------------------- ---------------------------
Name and Address                         % Ownership                  Type of Ownership

---------------------------------------- ---------------------------- ---------------------------
---------------------------------------- ---------------------------- ---------------------------
David N Dreman                           _______90.69%                Record
0698 Eppley Drive
Aspen, CO 81611

---------------------------------------- ---------------------------- ---------------------------
---------------------------------------- ---------------------------- ---------------------------
Profit  Sharing  Plan of Dreman  Value   6.61%                        Beneficial
Management, LLC
    10 Exchange Place, Ste. 21
    Jersey City, NJ 07302
---------------------------------------- ---------------------------- ---------------------------

     As of ________,January 31, 2006, the officers and trustees of the Trust as a group beneficially own less than 1% of each Fund.

PORTFOLIO TURNOVER

         Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


         The following table sets forth each Fund's turnover rate for the for the periods indicated:

     ---------------------------------------- -------------------------------- ----------------------------------
     Name of Fund                             Fiscal     YearPeriod    Ending  Fiscal  Year  Ending  October 31,
                                              October 31, 2004                 2005
     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Small Cap Fund(1)                        72.10%                           _____84.72%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Mid Cap Fund(1)                          125.34%                          _____132.04%

     ---------------------------------------- -------------------------------- ----------------------------------
     ---------------------------------------- -------------------------------- ----------------------------------
     Large Cap Fund(2)                        13.48%                           13.07%
     ---------------------------------------- -------------------------------- ----------------------------------

   (1) The Small Cap Fund and Mid Cap Fund each commenced operations
         December 31, 2003. (2) The Large Cap Fund commenced operations November 4, 2003

         The Mid Cap Fund experienced a high turnover rate because the portfolio manager rebalanced the Fund's portfolio to maintain compliance with its investment parameters and to keep the portfolio characteristics in line with its benchmark. The Advisor expects that the turnover rate will be lower in subsequent periods.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Funds' portfolio decisions and the placing of the Funds' portfolio transactions. In effecting purchases and sales of securities for the account of each Fund, the Advisor will seek best execution of orders. In certain instances, the Advisor may be permitted to pay higher brokerage commissions for research services. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Funds and the Advisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Funds or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

         The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash. Subject to Section 28(e), the Funds could pay a firm that provides research services commissions for effecting a securities transaction for the Funds in excess of the amount other firms would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Advisor's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising the Fund. Management fees received by the Advisor from each Fund are not reduced because these research services are received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

         The Advisor receives written research data from brokers relative to economic and individual security analysis. The Advisor also may enter into "soft dollar" arrangements with certain brokers whereby such brokers partially pay for the Advisor's use of on-line data services such as Bloomberg and Factset for investment research. These payments will be made in exchange for the Advisor's employing the broker to execute client transactions. The research products and services and on-line data services provided or paid for by brokers shall be used by the Advisor in servicing all of its clients' accounts. In addition, assuming a broker provides the best price and best execution, the Advisor may direct Fund brokerage transactions to such broker in return for research provided by the broker and used by the Advisor in conducting its advisory business. For the fiscal year ended October 31, 2004, the Advisor did not direct any Fund brokerage transactions to any brokers on the basis of research services provided by any such broker to the Fund.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for a Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         The following table presents information about the brokerage commissions paid by the Funds to brokers during the last two fiscal years:

    ------------------------------- ---------------------------- ---------------------------- ----------------------------
       Brokerage  Commissions         Large Cap Fund(1)             Mid Cap Fund(2)             Small Cap Fund(2)
       Paid
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    Fiscal  YearPeriod Ending             $ 3,262.10                     $ 1,809.69                    $3,280.95
    October 31, 2004
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    ------------------------------- ---------------------------- ---------------------------- ----------------------------
    Fiscal     Year    Ending          $_________1,019                 $_________1,671             $_________16,056
    October 31, 2005
    ------------------------------- ---------------------------- ---------------------------- ----------------------------

         (1) The Large Cap Fund commenced operations November 4, 2003.
         (2) The Small Cap Fund and Mid Cap Fund each commenced operations December 31, 2003.


         The Trust, the Advisor and the Funds' Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at 800-247-1014. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

         Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         Each Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Funds also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Funds may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Funds. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make a Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to the Funds' website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees.

         The Advisor's policy provides that generally the Advisor will vote: (1) for routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and (2) against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over-represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Advisor's policy provides that it shall determine whether a proposal is in the best interest of a Fund and may take into account the following factors, among others: (1) whether the proposal was recommended by management and Advisor's opinion of management; (2) whether the proposal acts to entrench existing management; and (3) whether the proposal fairly compensates management for past and future performance.

         The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at 800-247-1014 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of each Fund is determined as of the close of trading on the NYSE, which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Funds' securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Funds' fund accounting agent. The fund accounting agent maintains a pricing review committee, which is available to assist the Board with pricing issues. Manually priced securities held by a Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      A Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:
                                    Net Assets = Net Asset Value Per Share
                                         Shares Outstanding

         An example of how the Funds calculated their net asset value per share as of the fiscal year ended October 31, 2005 is as follows:

Large Cap Fund             Mid Cap Fund                  Small Cap Fund

$6,226,570             =$  1,117,891                         =$3,365,988
$12.35                      $12.66                          =  $12.98
  503,988                   88,284                             259,358

                               REDEMPTION IN-KIND

      The Funds do not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of a Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

         Each Fund was organized as a series of a business trust, and each intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that each Fund actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If a Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the applicable Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

      To continue to qualify for treatment as a RIC under Subchapter M of the Code, each Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

      The Funds' net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2005, noneither the Large Cap Fund nor the Mid Cap Fund had any unused capital loss carryforwards. As of October 31, 2005, the Small Cap Fund had the unused capital loss carryforward in the following amounts:

    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    Name of Fund            Total  Capital  Loss    Amount           Amount           Amount  Expiring   Amount  Expiring
                            Carryforward            Expiring   in    Expiring   in    in 2012            in 2013
                                                    2009             2011
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------
    Small Cap Fund          $3,942,760              $226,494         $847,348         $1,808,272         $1,060,646
    ----------------------- ----------------------- ---------------- ---------------- ------------------ ------------------

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses a Fund realizes in connection with the hedge. Each Fund's income from options and futures in each case derived with respect to its business of investing in stock, or securities or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report a Fund's distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

      The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

      If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, Fund distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

      If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

      The foregoing is only a summary of some of the important federal income tax considerations affecting a Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.
CUSTODIAN

      Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps each Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

FUND SERVICES

       Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million.

      Unified also provides each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month.

      For its transfer agency, fund accounting and administrative services, Unified received the following fees from each Fund during the last two fiscal year:

      ------------------------------------ ---------------------------------- --------------------------------------
                                                Fiscal YearPeriod Ended                 Fiscal Year Ended
                Small Cap Fund                    October 31, 2004(1)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $6,347                           $________12,050
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $16,667                          $________20,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $16,667                          $________25,000
      ------------------------------------ ---------------------------------- --------------------------------------
       (1) The Small Cap Fund commenced operations December 31, 2003.
      ------------------------------------ ---------------------------------- --------------------------------------

                 Mid Cap Fund                   Fiscal YearPeriod Ended                 Fiscal Year Ended
                                                  October 31, 2004(2)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $6,346                           $________12,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $16,667                          $________20,000
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $16,667                          $________25,000
      ------------------------------------ ---------------------------------- --------------------------------------
         (2) The Mid Cap Fund commenced operations December 31, 2003.

      ------------------------------------ ---------------------------------- --------------------------------------

                  Large Cap                       Fiscal Period Ended                   Fiscal Year Ended
                                                  October 31, 2004(3)                   October 31, 2005
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Transfer Agent Fees                               $8,546                           $________11,247
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Fund Accounting Fees                              $25,441                          $________14,392
      ------------------------------------ ---------------------------------- --------------------------------------
      ------------------------------------ ---------------------------------- --------------------------------------
      Administrative Fees                               $25,442                          $________19,392

      ------------------------------------ ---------------------------------- --------------------------------------

 (3) The Large Cap Fund commenced operations November 4, 2003. INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

      The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as the independent registered public accountants for each Fund for the fiscal year ending October 31, 2006. Cohen McCurdy performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested. DISTRIBUTOR

       Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.


                                DISTRIBUTION PLAN


         Each Fund has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of any Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on September 14, 2004 called for the purpose of, among other things, voting on such Plan.



         Each Fund's Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a "Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund's shares, for which each Fund pays the Advisor the 12b-1 fee described above.

         For the fiscal year ended October 31, 2004,2005, the Advisor voluntarily waived payment from each Fund of the 0.25% 12b-1 fees (amounting to $12,318, $1,602,14,700, $2,497, and $1,6564,641 for the Large Cap Fund, the Mid
Cap Fund and the Small Cap Fund, respectively). This is a voluntary waiver that may be discontinued at any time.


FINANCIAL STATEMENTS

         The financial statements and independent auditors'registered public accountant's report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to shareholders for the fiscal year ended October 31, 2005. The Funds will provide the Annual Report without charge upon written request or request by telephone.

Document comparison done by DeltaView on Monday, February 27, 2006 7:01:17 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2158273/14
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2158273/15
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                132
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                  80
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             212
==============================================================













Marathon Value Portfolio

                                   PROSPECTUS

                                February 28, 2006


INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com


























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                       PAGE


RISK/RETURN SUMMARY...........................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND....................................5


HOW TO BUY SHARES.............................................................5


HOW TO REDEEM SHARES..........................................................7


DETERMINATION OF NET ASSET VALUE..............................................9


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................10


MANAGEMENT OF THE FUND.......................................................12


FINANCIAL HIGHLIGHTS.........................................................13


PRIVACY POLICY...............................................................14

FOR MORE INFORMATION.................................................BACK COVER

Ticker Symbol: MVPFX


                                               RISK/RETURN SUMMARY




Investment Objective

         The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long-term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). It will benchmark both relative performance and volatility against that measure.


Principal Strategies

         The Fund provides investors broad exposure to what the Fund's advisor, Spectrum Advisory Services Inc., believes are the best opportunities or values in common stocks of U.S. companies. The Fund will invest in shares of companies that the advisor believes will appreciate in value over time and that are either under priced or reasonably priced in relation to their worth as a business.

         The Fund invests primarily in common stocks of U.S. companies that have potential "value" in the advisor's judgment. The advisor believes that determining value involves an effort to understand a company's assets and business strengths and to compare those to the current price of the company's stock. It is worth noting that in today's economy, assets are often intangible. A value investor does not place great emphasis on precise projections of future earnings or on the current momentum of the company's business. The Fund may purchase stock of a company that is labeled a "growth" company, provided that the advisor believes that the company's stock is selling at a reasonable price relative to its value. The advisor intends for the Fund to provide investors with exposure to a wide number of industries.

         In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

         The Fund may invest in short-term and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the advisor believes that the company's junk bonds offer more potential for participating in the company's long-term prospects than could be achieved by investing in the company's other available securities. The Fund also may invest up to 10% of its assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. The Fund may retain securities that are subsequently downgraded or in default, or the advisor may sell them in an orderly manner. The Fund also may invest up to 15% of its assets, measured at the time of purchase, in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

         The Fund intends to remain substantially invested in shares of common stock. If, however, the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available the Fund may invest up to 20% of its total assets in money market funds, investment grade money market instruments, including mortgage backed securities, treasury bills or notes, repurchase agreements, agency securities, commercial paper and cash equivalents. The Fund endeavors to keep to a minimum the amount invested in money market funds due to the fact that such funds incur duplicate management and other fees. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

         The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites. The advisor's decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of all sizes, which includes large, mid-cap, and small-cap securities.

         The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.




Principal Risks of Investing in the Fund

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. o Growth Risk. Growth companies are companies that the Fund's advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. o Management Risk. The advisor's investment approach may fail to produce the intended results. If the advisor's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.
o Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid -capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities. o Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds. In addition, the issuers of certain types of securities, such as mortgage-backed securities, may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of such securities, locking in below-market interest rates and reducing their value. o Credit Risk. Changes in the financial strength of an issuer may affect the issuer's ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities. o Option Risk. Specific market movements of an option and the underlying security cannot be predicted with certainty. When the Fund writes a covered call option, it receives a premium, but also gives up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it retains the risk of loss if the price of the security declines. Other risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.




Is the Fund right for You?

         The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments o Investors willing to accept the greater market price fluctuations of smaller companies


General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


How the Fund has Performed

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.
                             [GRAPHIC OMITTED]

         During the period shown, the highest return for a quarter was 14.92% (quarter ended June 30, 2003); and the lowest return was -12.82% (quarter ended September 30, 2002).

         * On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of AmeriPrime Funds, in a tax-free reorganization. This administrative reorganization did not change the Fund's portfolio manager, investment objective or investment strategies. Since the Fund is a continuation of the predecessor fund, the bar chart and table include the predecessor fund's returns.


                       AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                          1 Year 5 Years Since March 28, 2000(3)
The Fund
     Return Before Taxes                  6.20%   7.32%             9.10%
     Return After Taxes on Distributions(1)5.71%  6.94%             8.70%
     Return After Taxes on Distributions
     and Sale of Fund Shares(1)            4.36%   6.12%            7.71%
S&P  500  Index(2)  (reflects  no
deductions  for  fees, expenses, or taxes) 4.92%   0.53%            (1.66%)
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




(2) The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is representative of a broader market and range of securities than is found in the Fund's portfolio.




(3) The Fund's current advisor began managing the predecessor fund on March 28, 2000.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee(1)..........................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.25%
Distribution (12b-1) Fees..................................................NONE
Other Expenses ...........................................................0.02%
Total Annual Fund Operating Expenses .....................................1.27%
Expense Reimbursement(2)..................................................0.02%
Net Expenses .............................................................1.25%

(1) A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
(2) The Fund's advisor contractually has agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses at 1.25% of average daily net assets.

Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


 1 year       3 years            5 years           10 years
 $127         $401                $695             $1,532



HOW TO BUY SHARES

Initial Purchase

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


         By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund;

      Mail the completed application and check to:

      U.S. Mail: Marathon Value Portfolio    Overnight: Marathon Value Portfolio
       c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
       P.O. Box 6110                            431 North Pennsylvania Street
       Indianapolis, Indiana 46206-6110         Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 788-6086 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.



Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
      -your account number(s) -a check made payable to Marathon Value Portfolio

         Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares- By Wire" in this prospectus.


Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.


Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.




HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Marathon Value Portfolio       Overnight: Marathon Value Portfolio
c/o Unified Fund Services, Inc.               c/o Unified Fund Services, Inc.
P.O. Box 6110                                 431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110              Indianapolis, Indiana 46204

                  Your request for a redemption must include your letter of instruction, including the Fund's name, your account number, account name(s), address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper order. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or prevent other unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at (800) 788-6086 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (800) 788-6086. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.



         Fund Policy on Market Timing

         The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

         While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple customers and typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         Additional Information

         If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.





DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the Fund's net asset value (NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon sale of the security.


DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund typically distributes its net long term capital gains and its net short term capital gains annually.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income                             Generally maximum 15% on non-corporate
                                    taxpayers

Net short-term capital gain distributions                     Ordinary income rate

Net long-term capital gain distributions                      Generally maximum 15% on non-corporate
                                   taxpayers*

Sales of shares
(including redemptions) owned                                 Gains taxed at generally maximum 15%
more than one year                                            on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                 Gains are taxed at the same rate as ordinary
for one year or less                                          income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.



MANAGEMENT OF THE FUND

         Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 750, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of January 31, 2006, managed over $342 million in assets.

         For its services to the Fund, the advisor is entitled to receive an annual fee equal to 1.25% of the Fund's average daily net assets. The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Fund does not pay any 12b-1 fees). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The Fund's advisor contractually has agreed through October 31, 2006, to reimburse the Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses, at 1.25% of average daily net assets. For the fiscal year ending October 31, 2005 the advisor earned an annual fee from the Fund equal to 1.25% of the Fund's average daily net assets.

         The advisor (not the Fund) may pay certain financial institutions a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund annual or semi-annual report, as applicable.

         About the Portfolio Manager: Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients. As of January 31, 2006, Mr. Heilweil and Spectrum owned 3.9% of the Fund's shares.

         The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Fund (including its predecessor fund) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2004 through 2005 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge. Information for all other years was audited by the Fund's previous auditors.

                            Marathon Value Portfolio
Financial Highlights
(For one share outstanding during the period)

                                                                                                                        Year
                                             Year ended        Year ended          Year ended         Year ended         ended
                                            October 31,        October 31,        October 31,        October 31,       October
                                                2005              2004                2003               2002          31, 2001
                                           ---------------    --------------     ---------------    ---------------    ----------

Selected Per Share Data

Net asset value, beginning of period               $13.09            $11.55               $9.65             $10.63        $10.38
                                           ---------------    --------------     ---------------    ---------------    ----------
Income from investment operations
  Net investment income                              0.10              0.09                0.09  (a)          0.12  (a)     0.16(a)
  Net realized and unrealized
     gain (loss)                                     1.22              1.53                1.91             (0.98)          0.18
                                           ---------------    --------------     ---------------    ---------------    ----------
Total from investment operations                     1.32              1.62                2.00             (0.86)          0.34
                                           ---------------    --------------     ---------------    ---------------    ----------
Less Distributions to shareholders:

  From net investment income                       (0.10)            (0.08)              (0.10)             (0.12)        (0.09)
                                           ---------------    --------------     ---------------    ---------------    ----------
Total distributions                                (0.10)            (0.08)              (0.10)             (0.12)        (0.09)
                                           ---------------    --------------     ---------------    ---------------    ----------

Net asset value, end of period                   $  14.31           $ 13.09             $ 11.55             $ 9.65        $10.63
                                           ===============    ==============     ===============    ===============    ==========

Total Return (Loss) (b)                            10.11%            14.12%              20.88%             -8.21%         3.24%

Ratios and Supplemental Data
Net assets, end of period (000)                   $20,523          $ 16,819            $ 13,445           $ 10,287        $7,294
Ratio of expenses to average net
assets before waiver                                1.27%             1.26%               1.27%              1.28%         1.29%
Ratio of expenses to average net
assets                                              1.25%             1.25%               1.26%              1.28%         1.28%
Ratio of net investment income to
average net assets before waiver                    0.73%             0.78%               0.86%              1.11%         1.45%
Ratio of net investment income to
average net assets                                  0.76%             0.79%               0.87%              1.11%         1.45%
Portfolio turnover rate                            38.04%            28.21%              46.03%             44.44%        60.79%

(a) Net investment income per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, amount of investment and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, independent accountants and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         You can find additional information about the Fund in the following documents:
Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports may also include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
Statement of Additional Information ("SAI"): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus. You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) 441-6978. You may also request other information about the Fund and make shareholder inquiries. Additionally, the Fund's reports can be obtained at its website . Shortly after the end of each month, the website is also updated with an alphabetical listing of the Fund's ten largest equity positions, as well as complete performance data.
You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.









Investment Company Act #811-21237








Marathon Value Portfolio

                                   PROSPECTUS

                              February __,28, 2006


INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com


























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

10





TABLE OF CONTENTS


PAGE


RISK/RETURN SUMMARY...........................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND....................................5


HOW TO BUY SHARES.............................................................5


HOW TO REDEEM SHARES..........................................................7


DETERMINATION OF NET ASSET VALUE..............................................9


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................10


MANAGEMENT OF THE FUND.......................................................12


FINANCIAL HIGHLIGHTS.........................................................13


PRIVACY POLICY...............................................................14

FOR MORE INFORMATION.................................................BACK COVER

Ticker Symbol: MVPFX


                       RISK/RETURN SUMMARY




Investment Objective

         The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long-term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). It will benchmark both relative performance and volatility against that measure.


Principal Strategies

         The Fund provides investors broad exposure to what the Fund's advisor, Spectrum Advisory Services, Inc., believes are the best opportunities or values in common stocks of U.S. companies. The Fund will invest in shares of companies that the advisor believes will appreciate in value over time and that are either under priced or reasonably priced in relation to their worth as a business.

         The Fund invests primarily in common stocks of U.S. companies that have potential "value" in the advisor's judgment. The advisor believes that determining value involves an effort to understand a company's assets and business strengths and to compare those to the current price of the company's stock. It is worth noting that in today's economy, assets are often intangible. A value investor does not place great emphasis on precise projections of future earnings or on the current momentum of the company's business. The Fund may also purchase companiesstock of a company that may be labeled as "growth" companiesis labeled a "growth" company, provided that the advisor believes that the company's stock is selling at a reasonable price relative to its value. The advisor intends for the Fund to provide investors with exposure to a wide number of industries.

         In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

         The Fund may invest in short-term and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the advisor believes that the company's junk bonds offer more potential for participating in the company's long-term prospects than could be achieved by investing in the company's other available securities. The Fund also may invest up to 10% of its assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. The Fund may retain securities that are subsequently downgraded or in default, or the advisor may sell them in an orderly manner. The Fund also may invest up to 15% of its assets, measured at the time of purchase, in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

         The Fund intends to remain substantially invested in shares of common stock. If, however, the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available the Fund may invest up to 20% of its total assets in money market funds, investment grade money market instruments, including mortgage backed securities, treasury bills or notes, repurchase agreements, agency securities, commercial paper and cash equivalents. The Fund endeavors to keep to a minimum the amount invested in money market funds due to the fact that such funds incur duplicate management and other fees. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

         The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites. The advisor's decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of all sizes, which includes large, mid-cap, and small-cap securities.

         The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.




Principal Risks of Investing in the Fund

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. o Growth Risk. Growth companies are companies that the Fund's advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. o Management Risk. The advisor's investment approach may fail to produce the intended results. If the advisor's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.
o Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities. o Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds. In addition, the issuers of certain types of securities, such as mortgage-backed securities, may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of such securities, locking in below-market interest rates and reducing their value. o Credit Risk. Changes in the financial strength of an issuer may affect the issuer's ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities. o Option Risk. Specific market movements of an option and the underlying security cannot be predicted with certainty. When the Fund writes a covered call option, it receives a premium, but also gives up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it retains the risk of loss if the price of the security declines. Other risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.




Is the Fund right for You?

         The Fund may be suitable for:

o Long-term investors seeking a fund with a value investment strategy o Investors who can tolerate the risks associated with common stock investments o Investors willing to accept the greater market price fluctuations of smaller companies


General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


How the Fund has Performed

         The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.
                                   [GRAPHIC OMITTED]

     During the period shown, the highest return for a quarter was _____14.92% (quarter ended _____, 200_June 30, 2003); and the lowest return was ____-12.82% (quarter ended September 30, 200_2002).

         * On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of AmeriPrime Funds, in a tax-free reorganization. This administrative reorganization did not change the Fund's portfolio manager, investment objective or investment strategies. Since the Fund is a continuation of the predecessor fund, the bar chart and table include the predecessor fund's returns.

                           AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

                                             1 Year                3 Year           Since March 28, 2000(3)
The Fund
     Return Before Taxes                      ______6.20%            ______7.32%              ______9.10%
     Return After Taxes on Distributions(1)   ______5.71%            ______6.94%              ______8.70%
     Return After Taxes on Distributions and  ______%                ______%                  ______%
     Sale of Fund Shares(1)                   4.36%                  6.12%                    7.71%
S&P 500 Index(2)                              ______%                ______%                  ______%
 (reflects no deductions for fees, expenses, or taxes)  4.92%         0.53%                   (1.66%)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




(2) The S&P 500 Index is a widely recognized unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is representative of a broader market and range of securities than is found in the Fund's portfolio.




(3) The Fund's current advisor began managing the predecessor fund on March 28, 2000.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee(1)..........................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.25%
Distribution (12b-1) Fees..................................................NONE
Other Expenses .......................................................0.010.02%
Total Annual Fund Operating Expenses .................................1.261.27%
Expense Reimbursement(2)..............................................0.010.02%
Net Expenses .............................................................1.25%

(1) A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
(2) The Fund's advisor contractually has agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses at 1.25% of average daily net assets.

Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


1 year                    3 years           5 years            10 years
 $127                      $398401          $690695           $1,5211,532



HOW TO BUY SHARES

Initial Purchase

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

         The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


         By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund;

      Mail the completed application and check to:

U.S. Mail:                                    Overnight:
Marathon Value Portfolio                      Marathon Value Portfolio
c/o Unified Fund Services, Inc.               c/o Unified Fund Services, Inc.
P.O. Box 6110                                 431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110              Indianapolis, Indiana 46204

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 788-6086 to obtain instructions on how to set up your account and to obtain an account number.

         You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.



Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
-your account number(s)      -a check made payable to Marathon Value Portfolio

         Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares- By Wire" in this prospectus.


Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.


Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.




HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Marathon Value Portfolio      Overnight: Marathon Value Portfolio
      c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
      P.O. Box 6110                         431 North Pennsylvania Street
      Indianapolis, Indiana 46206-6110      Indianapolis, Indiana 46204

                  Your request for a redemption must include your letter of instruction, including the Fund's name, your account number, account name(s), address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper order. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or prevent other unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at (800) 788-6086 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


         By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (800) 788-6086. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.



         Fund Policy on Market Timing

         The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

         While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple customers and typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

         Additional Information

         If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.





DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the Fund's net asset value (NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon sale of the security.


DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains. The Fund typically distributes its net long term capital gains and its net short term capital gains annually.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income               Generally maximum 15% on non-corporate
                                    taxpayers

Net short-term capital gain distributions                Ordinary income rate

Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned          Gains taxed at generally maximum 15%
more than one year                     on non-corporate taxpayers*

Sales of shares
(including redemptions) owned      Gains are taxed at the same rate as ordinary
for one year or less                income; losses are subject to special rules

                                    *For gains realized between May 6, 2003 and
December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.



MANAGEMENT OF THE FUND

         Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 750, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of January 30,31, 2006, managed over $___342 million in assets.

         For its services to the Fund, the advisor is entitled to receive an annual fee equal to 1.25% of the Fund's average daily net assets. The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Fund does not pay any 12b-1 fees). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The Fund's advisor contractually has agreed through October 31, 2006, to reimburse the Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses, at 1.25% of average daily net assets. For the fiscal year ending ____,October 31, 2005 the advisor receivedearned an annual fee from the Fund equal to $__ or __1.25% of the Fund's average daily net assets and waived fees in the amount of $___ or __% of the Fund's daily net assets.

         The advisor (not the Fund) may pay certain Financial
Intermediariesfinancial institutions a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund annual or semi-annual report, as applicable.

     About the Portfolio Manager: Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients. As of January 1,31, 2006, Mr. Heilweil and Spectrum owned ____ 3.9% of the Fund's shares.

         The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the financial performance of the Fund (including its predecessor fund) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2004 through 2005 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge. Information for all other years was audited by the Fund's previous auditors.

                            Marathon Value Portfolio
Financial Highlights
(For one share outstanding during the period)

                                              Year ended        Year ended          Year ended         Year ended       Year ended
                                             October 31,       October 31,         October 31,        October 31,       October
                                                 2005              2004                2003               2002           31, 2001
                                            ---------------    --------------     ---------------     --------------    -----------


                                                                                                                        For the
                                                                                                                          Period
Selected Per Share DataFor the                                 For the Year        For the Year       For the Year        Ended
             Year                                                  Ended              Ended               Ended         October
             Ended                                              October 31,        October 31,         October 31,         31,
       October 31, 2005                                            2004                2003               2002             2001

Net  asset  value,   beginning  of  period
Income (loss) from investment  operations:                                                            $                 $
$                                                  $13.09      $ 11.1911.55       $         9.65              10.63     0.0010.38
                                            ---------------    --------------     ---------------     --------------    -----------
Income from investment operations
                                                                                                                       )         )
     Net investment income (loss)                    0.10               0.09                0.09  (a)          0.12  (a   0.16  (a
     Net  realized  and  unrealized  gains
(losses)
     gain (loss)                                     1.22               1.53                1.91             (0.98)           0.18
                                            ---------------    --------------     ---------------     --------------    -----------

   Total from investment operations                  1.32               1.62           1.622.00              (0.86)           0.34
                                            ---------------    --------------     ---------------     --------------    -----------
Less Distributions to shareholders:


     From net investment income                     (0.10)            (0.08)              (0.10)             (0.12)         (0.09)
                                            ---------------    --------------     ---------------     --------------    -----------

   Total distributions                              (0.10)            (0.08)        (0.08 (0.10)             (0.12)         (0.09)
                                            ---------------    --------------     ---------------     --------------    -----------

                                                                         $
                                                                   12.73                    $                   $       $ 0.25
Net asset value, end of year $ period            $  14.31             13.09         11.19 11.55                9.65         10.63
                                            ===============    ==============     ===============     ==============    ===========


Total Return (Loss) (b)  %                          10.11%            14.12%              20.88%             -8.21%          3.24%

Ratios and Supplemental Data

Net   Assetsassets,   end  of  yearperiod                                $                  $                   $       $
(000) $                                           $20,523             16,819              13,445             10,287          7,294
Ratio of expenses to average net
assets before waiver                                 1.27%             1.26%               1.27%              1.28%          1.29%

Ratio of expenses to average net                               1.26               1.27                                  1.29
assets before waiver & reimbursement  %             1.25%              1.25%               1.26%              1.28%          1.28%
Ratio of  expenses  to average                                                                     26%
net assets                               %                       1.25%                           1.    1.28%              1.28%
Ratio of net investment income (loss) to
average   net  assets   before   waiver  &
reimbursement  %                                     0.73%             0.78%               0.86%              1.11%          1.45%
Ratio of net investment income (loss) to
average net assets  %                                0.76%             0.79%               0.87%              1.11%          1.45%

Portfolio Turnover Rate  %turnover rate            38.04%             28.21%              46.03%             44.44%         60.79%

(a) Net investment income per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

1. Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, amount of investment and date of birth); and

2. Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, independent accountants and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         You can find additional information about the Fund in the following documents:
Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports may also include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
Statement of Additional Information ("SAI"): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus. You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) 441-6978. You may also request other information about the Fund and make shareholder inquiries. As of the date of this prospectus, the Fund does not have an internet website and, therefore, the Fund's SAI, annual and semi-annual reports are not made available at an Internet site. Additionally, the Fund's reports can be obtained at its website http://www.marathonvalue.com. Shortly after the end of each month, the website is also updated with an alphabetical listing of the Fund's ten largest equity positions, as well as complete performance data.
You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.









Investment Company Act #811-21237

Document comparison done by DeltaView on Monday, February 27, 2006 7:05:32 PM
-----------------------------------------------------------------------------
Input:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2265251/7
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2265251/10
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Rendering set           MS Word Proof
-----------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                 92
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                  89
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             181
==============================================================














MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2006

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated February 28, 2006. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (800) 788-6086.


TABLE OF CONTENTS                                             PAGE


DESCRIPTION OF THE TRUST AND FUND...........................................2


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.......3


INVESTMENT LIMITATIONS......................................................8


INVESTMENT ADVISOR.........................................................10


TRUSTEES AND OFFICERS......................................................12


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................15


PORTFOLIO TURNOVER.........................................................16


PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................16


DISCLOSURE OF PORTFOLIO HOLDINGS............................................17


PROXY VOTING POLICY.........................................................18


REDEMPTION IN-KIND..........................................................20


STATUS AND TAXATION OF THE FUND............................................20


CUSTODIAN..................................................................22


FUND SERVICES..............................................................23


DISTRIBUTOR................................................................24


FINANCIAL STATEMENTS.......................................................24

                        DESCRIPTION OF THE TRUST AND FUND

         Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.


         On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. Spectrum Advisory Services, Inc. (the "Advisor") began providing investment advisory services to the Predecessor Fund on March 28, 2000.


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.


         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.


         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

A........Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities. Equity securities in which the Fund may invest include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments in which the Fund may invest track the movement of other stock indices.

B. Foreign Securities. The Fund may invest up to 15% of its assets in foreign equity securities including American Depositary Receipts, measured at the time of purchase. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.


         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.


         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.


         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.


         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies

C. REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

D. Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.


         The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

E. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities.

F. Junk Bonds. The Fund may invest up to 10% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.


         The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing the securities for the purpose of computing its net asset value. Adverse publicity and investors' perception about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.


         Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.


         In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.


         The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

G. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 20% of its net assets in repurchase agreements.

H. Fixed Income Securities. The Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.

I. Loans Of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

J. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.


         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

K. Collateralized Mortgage Obligations ("CMOs"). CMOs are securities that are collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

L. Options. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indexes of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position.

         Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

         .........The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

         .........The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     .........The  writing  and  purchasing  of options is a highly  specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the option transaction.

M. Variable Rate Debt Instruments. The Fund may invest in variable rate debt instruments. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.


                             INVESTMENT LIMITATIONS
         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.


         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

5. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISOR

     The Advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 750, Atlanta, GA 30338. Marc S. Heilweil, President of the Advisor, is the sole shareholder of the Advisor. Prior to March 28, 2000, Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary expenses, at 1.25% of average daily net assets.

         A discussion regarding the factors considered by the Board of Trustees in approving the Agreement is included in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

    -------------------------------------------------------------------------------------------------------------
           Fiscal Year Ended              Advisory Fees            Total Fees            Net Advisory Fees
                                             Accrued               Reimbursed                   Paid
                                                                  and/or Waived
    -------------------------------------------------------------------------------------------------------------
            October 31, 2003                $146,797                 $1,423                   $145,374
    -------------------------------------------------------------------------------------------------------------
            October 31, 2004                $187,641                 $2,128                   $185,513
    -------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------
            October 31, 2005                $232,637                 $4,694                   $227,943
    -------------------------------------------------------------------------------------------------------------

         The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.


         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


About the Portfolio Manager

         Mr. Heilweil, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of October 31, 2005, the Portfolio Manager was responsible for the management of the following types of accounts:

    ------------------------ ------------------ ----------------- ------------------------- -----------------------
     Account Type            Number         of  Total  Assets By  Number  of  Accounts  by  Total     Assets     By
                             Accounts       by                    Type    Subject   to   a  Account   Type  Subject
                             Account Type       Account Type      Performance Fee           to a Performance Fee
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Registered   Investment          0                 $0                   N/A                      N/A
    Companies
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Pooled       Investment          0                 $0                   N/A                      N/A
    Vehicles
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Other Accounts                  381           $313,425,888                0                      N/A
    ------------------------ ------------------ ----------------- ------------------------- -----------------------

         The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended October 31, 2005, the Portfolio Manager's compensation consisted of a salary, bonuses, pension and retirement plans and other compensation arrangements.

     As set forth above, the Portfolio Manager provides investment advisory and other services to clients other than the Fund. There may be circumstances under which the Portfolio Manager will cause a separate account to commit a larger percentage of its assets to an investment opportunity than the percentage of the Fund's assets that the Portfolio Manager commits to such investment. There also may be circumstances under which the Portfolio Manager purchases or sells an investment for a separate account and does not purchase or sell the same investment for the Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other account.

           It is generally the Advisor's policy that investment decisions for all accounts that the Portfolio Manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions, and opportunities be fairly allocated among the Fund and other accounts. For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor. When feasible, the Portfolio Manager will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other accounts of the Advisor. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

           In addition, the Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of immediate family members. Conflicts may arise as a result of the Portfolio Manager's differing economic interests in respect of such activities, such as with respect to allocating investment opportunities. Pursuant to the Code of Ethics adopted by each of the Trust and the Advisor, the Portfolio Manager is prohibited from effecting transactions for their personal accounts which are contrary to recommendations being made to the Fund . In addition, the Portfolio Manager is prohibited from competing with the Fund in connection with such transactions.



         As of October 31, 2005, the Portfolio Manager beneficially owned $500,000 to $1,000,000 in equity securities of the Fund.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

----------------------------------------------------- ----------------------------------------------------------------
Name,  Address*,  (Date  of  Birth),  Position  with  Principal Occupation During Past 5 Years
Trust,** and Term of Position                         and Other  Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A. since 1992;  Non-voting Chairman of
Independent Trustee, December 2002 to present         Investment  Committee  of WH  Donner  Foundation  and WH Donner
                                                      Canadian  Foundation  since  June 2005;  Trustee of  AmeriPrime
                                                      Advisors  Trust from July 2002 to  September  2005;  Trustee of
                                                      Access  Variable  Insurance  Trust  from  April  2003 to August
                                                      2005;  Trustee  of  AmeriPrime  Funds  from 1995 to July  2005;
                                                      Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present; Independent Advisors Trust from November
2002 to September 2005; Trustee Trustee, December 2002 to present of AmeriPrime
Funds from December 2002 to July 2005; Trustee
                                                      of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of  AmeriPrime
                                                      Advisors  Trust from November 2002 to September  2005;  Trustee of The  Unified  Funds  from 1994 to 2002;  Trustee  of Firstar
                                                      Select Funds,  a REIT mutual fund,  from 1997 to 2000;  Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust  since  November  2002;  Trustee of
                                                      AmeriPrime  Funds from December  2002 to July 2005;  Trustee of
                                                      CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             President  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                      administrator,  since June 2005,  Executive Vice President from
President, July 2004 to present                       June 2004 to June 2005,  Senior Vice  President from April 2003 to June  2004;  Senior  Vice  President  and Chief  Information
                                                      Officer  of  Unified  Financial  Services,   Inc.,  the  parent
                                                      company of the  Trust's  administrator  and  distributor,  from
                                                      1997 to November 2004;  President of AmeriPrime  Advisors Trust
                                                      since July 2004;  President of AmeriPrime  Funds from July 2004 to July 2005;  President  of CCMI Funds from July 2004 to March
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)****                   Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Chief Financial Officer and Treasurer, July 2005 to of U.S. Bancorp Fund
Services LLC from 2000 to December 2003, present; Secretary, September 2004 to
June 2005; Trust Officer from 1998 to 2000; Chief Financial Officer and
Assistant Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since July 2005;
                                                      Secretary of AmeriPrime
                                                      Funds and AmeriPrime
                                                      Advisors Trust from
                                                      September 2004 to June
                                                      2005; Secretary of CCMI
                                                      Funds from September 2004
                                                      to March 2005; Principal
                                                      Accounting Officer of
                                                      Lindbergh Funds from
                                                      February 2004 to February
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer of AmeriPrime  Advisors  Trust since
                                                      October 2004;  Chief  Compliance  Officer of  AmeriPrime  Funds
Chief Compliance Officer, October 2004 to present     from October  2004 to July 2005;  Chief  Compliance  Officer of
                                                      CCMI Funds from  October 2004 to March 2005;  Chief  Compliance
                                                      Officer of Unified  Financial  Securities,  Inc.,  the  Trust's
                                                      distributor,  from 1997 to 2000 and 2004 to 2005  Chairman from
                                                      1997 to December 2004,  President  from 1997 to 2000;  Director of  Compliance  of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  from  October  2003 to  September  2004;  Chief
                                                      Compliance  Officer of Unified  Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Heather A. Barnes (1975)****                          Employed  by  Unified   Fund   Services,   Inc.,   the  Trust's
Secretary, July 2005 to present                       administrator,  since  January 2004 and from  December  1999 to
                                                      January 2002; Regional
                                                      Administrative Assistant
                                                      of The Standard Register
                                                      Company from February 2003
                                                      to January 2004; Full time
                                                      student at Indiana
                                                      University from January
                                                      2002 to June 2002;
                                                      Secretary of AmeriPrime
                                                      Advisors Trust since July
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.



     **** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy after the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.


      The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

------------------------------------- ------------------------------------ -------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All
              Trustee                     Dollar Range of Fund Shares            Funds Within the Fund Complex*
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Gary E. Hippenstiel                                  None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Ronald Tritschler                                    None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Stephen Little                                       None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Daniel Condon                                        None                                     None
------------------------------------- ------------------------------------ -------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees             from the Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $ 1,059                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,059                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $0                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                        from the Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

  * The Trust currently consists of 34 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor. As of January 31, 2006, the following persons were considered to be either a control person or principal shareholder of the Fund:

----------------------------------------------- ---------------------------- ---------------------------
Name and Address                                % Ownership                  Type of Ownership

----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Schwab & Co.                           60.04%                       Beneficial
     101 Montgomery Street
     San Francisco, CA 94104
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 National Financial Services Corp.              5.50%                        Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------------- ---------------------------- ---------------------------

         As of January 31, 2006, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

PORTFOLIO TURNOVER

         Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal years ended October 31, 2004, and 2005 was 28.21% and 38.04%, respectively.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. During the fiscal year ended October 31, 2005, the Advisor did not direct any brokerage commissions to any brokers on the on the basis of research services provided by such brokers to the Fund.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

      The following table describes the brokerage commissions paid by the Fund for the last three fiscal years.
========================= ====================== =====================
Fiscal Year Ended          Fiscal Year            Fiscal Year
October 31, 2003              Ended                  Ended
                          October 31, 2004         October 31,
                                                       2005
------------------------- ---------------------- ---------------------
------------------------- ---------------------- ---------------------
     $3,189                   $1,653                $,2,472
========================= ====================== =====================

         The Trust, the Advisor and the Fund's Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at (800) 788-6086. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.



DISCLOSURE OF PORTFOLIO HOLDINGS

         The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also will post information regarding its ten largest portfolio holdings, as well as complete performance data to its website located at www.marathonvalue.com, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

                               PROXY VOTING POLICY

         The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. The Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's Proxy Voting Guidelines provide that the Advisor will give substantial weight to the recommendations of management, but the Advisor will not support management proposals that it believes will be detrimental to the shareholder value. The Advisor's Guidelines outline specific factors that it will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, and social and environmental issues. For example, the Guidelines provide that the Advisor will vote generally in favor of management's slate of directors, although it will not vote to re-elect a board that has, in the past, acted to entrench itself and/or management in office by, among other things, adopting excessive anti-take over measures. The Guidelines also provides that the Advisor generally will vote for management proposals that (a) adopt or add to confidential and independent vote tabulation practices, (b) seek to increase the number of independent directors serving on a board, (c) create strong and attractive compensation packages needed to motivate good executives, while at the same time holding management accountable for the company's performance. Among other things, the Advisor will generally vote against (a) fair price amendments, (b) creation of various anti-takeover devices such as poison pills and golden parachutes, and (c) proposals that seek to eliminate or limit the rights of shareholders. Under the Trust's Proxy Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at (800) 788-6086 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.
DETERMINATION OF NET ASSET VALUE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.


         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding


         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2005 is as follows:

                       $ 20,522,826   =  $14.31
                         1,434,352
                               REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

                         Status and Taxation of the Fund

         The Fund was organized as series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. Qualification generally will relieve the Fund of liability for federal income taxes. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2005, the Fund had no unused capital loss carryforwards for federal tax purposes.

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).


         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

         The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Advisor during the last three fiscal periods:

----------------------------- --------------------- -------------------------- ----------------------------
Fiscal Year Ended             Fees     Paid    for  Fees Paid for  Accounting  Fees        Paid        for
                              Transfer       Agent  Services                   Administrative Services
                              Services
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2005              $15,425               $20,000                    $30,000
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2004              $16,751               $27,727                    $30,404
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2003              $_____                $19,667                    $25,000
----------------------------- --------------------- -------------------------- ----------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending October 31, 2006. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

                              FINANCIAL STATEMENTS

         The financial statements and independent registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005. You can obtain the Annual Report without charge by calling Shareholder Services at (800) 788-6086 or upon written request.






































MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                              February __,28, 2006

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated February __,28, 2006. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (800) 788-6086.


TABLE OF CONTENTS                                             PAGE


DESCRIPTION OF THE TRUST AND FUND............................................2


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........3


INVESTMENT LIMITATIONS.......................................................8


INVESTMENT ADVISOR..........................................................10


TRUSTEES AND OFFICERS.......................................................12


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................15


PORTFOLIO TURNOVER..........................................................16


PORTFOLIO TRANSACTIONS AND BROKERAGE........................................16


DISCLOSURE OF PORTFOLIO HOLDINGS............................................17


PROXY VOTING POLICY.........................................................18


REDEMPTION IN-KIND..........................................................20


STATUS AND TAXATION OF THE FUND.............................................20


CUSTODIAN...................................................................22


FUND SERVICES...............................................................23


DISTRIBUTOR.................................................................24


FINANCIAL STATEMENTS........................................................24

                        DESCRIPTION OF THE TRUST AND FUND

         Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.


         On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. Spectrum Advisory Services, Inc. (the "Advisor") began providing investment advisory services to the Predecessor Fund on March 28, 2000.


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.


         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.


         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


    ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

o........Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities. Equity securities in which the Fund may invest include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments in which the Fund may invest track the movement of other stock indices.

o Foreign Securities. The Fund may invest up to 15% of its assets in foreign equity securities including American Depositary Receipts, measured at the time of purchase. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.


         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.


         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.


         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.


         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies

o REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

o Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.


         The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

o Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities.

o Junk Bonds. The Fund may invest up to 10% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.


         The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing the securities for the purpose of computing its net asset value. Adverse publicity and investors' perception about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.


         Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.


         In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.


         The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

o Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 20% of its net assets in repurchase agreements.

o Fixed Income Securities. The Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.

o Loans Of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

o Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.


         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 10% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

o Collateralized Mortgage Obligations ("CMOs"). CMOs are securities that are collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

o Options. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indexes of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position.

         The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

         .........The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

         .........The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     .........The  writing  and  purchasing  of options is a highly  specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the option transaction.

o Variable Rate Debt Instruments. The Fund may invest in variable rate debt instruments. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.


                             INVESTMENT LIMITATIONS
         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

o Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

o Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

o Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

o Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

o Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

o Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

o Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

o Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.


         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

o Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

o Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

o Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     o Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     o Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISOR

     The Advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 750, Atlanta, GA 30338. Marc S. Heilweil, President of the Advisor, is the sole shareholder of the Advisor. Prior to March 28, 2000, Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed through October 31, 2006 to waive all or a portion of its fee and/or reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary expenses, at 1.25% of average daily net assets.

         A discussion regarding the factors considered by the Board of Trustees in approving the Agreement is included in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

    -------------------------------------------------------------------------------------------------------------
           Fiscal Year Ended              Advisory Fees            Total Fees            Net Advisory Fees
                                             Accrued               Reimbursed                   Paid
                                                                  and/or Waived
    -------------------------------------------------------------------------------------------------------------
            October 31, 2003                $146,797                 $1,423                   $145,374
    -------------------------------------------------------------------------------------------------------------
            October 31, 2004                $187,641                 $2,128                   $185,513
    -------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------
            October 31, 2005              $____232,637             $____4,694               $____227,943
    -------------------------------------------------------------------------------------------------------------

         The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.


         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


About the Portfolio Manager

         Mr. Heilweil, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of October 31, 2005, the Portfolio Manager was responsible for the management of the following types of accounts:

    ------------------------ ------------------ ----------------- ------------------------- -----------------------
     Account Type            Number         of  Total  Assets By  Number  of  Accounts  by  Total     Assets     By
                             Accounts       by                    Type    Subject   to   a  Account   Type  Subject
                             Account Type       Account Type      Performance Fee           to a Performance Fee
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Registered   Investment          0                 $0                   N/A                      N/A
    Companies
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Pooled       Investment          0                 $0                   N/A                      N/A
    Vehicles
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    ------------------------ ------------------ ----------------- ------------------------- -----------------------
    Other Accounts                  ___            $_________               ___                      ____
    ------------------------ ------------------ ----------------- ------------------------- -----------------------

         The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended October 31, 2005, the Portfolio Manager's compensation consisted of a salary, bonuses, pension and retirement plans and other compensation arrangements.

     [add discussion re possible conflicts as a result of managing multiple accounts]


         As set forth above, the Portfolio Manager provides investment advisory and other services to clients other than the Fund. There may be circumstances under which the Portfolio Manager will cause a separate account to commit a larger percentage of its assets to an investment opportunity than the percentage of the Fund's assets that the Portfolio Manager commits to such investment. There also may be circumstances under which the Portfolio Manager purchases or sells an investment for a separate and does not purchase or sell the same investment for the Fund, or purchases or sells an investment for the Fund and does not purchase or sell the same investment for the other account.

           It is generally the Advisor's policy that investment decisions for all accounts that the Portfolio Manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions, and that opportunities be fairly allocated among the Fund and other accounts. For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other accounts of the Advisor. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

           In addition, the Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of immediate family members. Conflicts may arise as a result of the Portfolio Manager's differing economic interests in respect of such activities, such as with respect to allocating investment opportunities. Pursuant to the Code of Ethics adopted by each of the Trust and the Advisor, the Portfolio Manager is prohibited from effecting transactions for their personal accounts which are contrary to recommendations being made to the Fund . In addition, the Portfolio Manager is prohibited from competing with the Fund in connection with such transactions.



         As of January 30 , 2006,October 31, 2005, the Portfolio Manager beneficially owned $500,000 to $1,000,000 in equity securities of the Fund.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

----------------------------------------------------- ----------------------------------------------------------------
Name,  Address*,  (Date  of  Birth),  Position  with  Principal Occupation During Past 5 Years
Trust,** and Term of Position                         and Other  Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A. since 1992;  Non-voting Chairman of
Independent Trustee, December 2002 to present         Investment  Committee  of WH  Donner  Foundation  and WH Donner
                                                      Canadian  Foundation  since  June 2005;  Trustee of  AmeriPrime
                                                      Advisors  Trust from July 2002 to  September  2005;  Trustee of
                                                      Access  Variable  Insurance  Trust  from  April  2003 to August
                                                      2005;  Trustee  of  AmeriPrime  Funds  from 1995 to July  2005;
                                                      Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present; Independent Advisors Trust from November
2002 to September 2005; Trustee Trustee, December 2002 to present of AmeriPrime
Funds from December 2002 to July 2005; Trustee
                                                      of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of  AmeriPrime
                                                      Advisors  Trust from November 2002 to September  2005;  Trustee of The  Unified  Funds  from 1994 to 2002;  Trustee  of Firstar
                                                      Select Funds,  a REIT mutual fund,  from 1997 to 2000;  Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** The Trust currently consists of 34 series.

      The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust  since  November  2002;  Trustee of
                                                      AmeriPrime  Funds from December  2002 to July 2005;  Trustee of
                                                      CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             President  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                      administrator,  since June 2005,  Executive Vice President from
President, July 2004 to present                       June 2004 to June 2005,  Senior Vice  President from April 2003 to June  2004;  Senior  Vice  President  and Chief  Information
                                                      Officer  of  Unified  Financial  Services,   Inc.,  the  parent
                                                      company of the  Trust's  administrator  and  distributor,  from
                                                      1997 to November 2004;  President of AmeriPrime  Advisors Trust
                                                      since July 2004;  President of AmeriPrime  Funds from July 2004 to July 2005;  President  of CCMI Funds from July 2004 to March
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)****                   Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Chief Financial Officer and Treasurer, July 2005 to of U.S. Bancorp Fund
Services LLC from 2000 to December 2003, present; Secretary, September 2004 to
June 2005; Trust Officer from 1998 to 2000; Chief Financial Officer and
Assistant Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since July 2005;
                                                      Secretary of AmeriPrime
                                                      Funds and AmeriPrime
                                                      Advisors Trust from
                                                      September 2004 to June
                                                      2005; Secretary of CCMI
                                                      Funds from September 2004
                                                      to March 2005; Principal
                                                      Accounting Officer of
                                                      Lindbergh Funds from
                                                      February 2004 to February
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer of AmeriPrime  Advisors  Trust since
                                                      October 2004;  Chief  Compliance  Officer of  AmeriPrime  Funds
Chief Compliance Officer, October 2004 to present     from October  2004 to July 2005;  Chief  Compliance  Officer of
                                                      CCMI Funds from  October 2004 to March 2005;  Chief  Compliance
                                                      Officer of Unified  Financial  Securities,  Inc.,  the  Trust's
                                                      distributor,  from 1997 to 2000 and 2004 to 2005  Chairman from
                                                      1997 to December 2004,  President  from 1997 to 2000;  Director of  Compliance  of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  from  October  2003 to  September  2004;  Chief
                                                      Compliance  Officer of Unified  Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Heather A. Barnes (1975)****                          Employed  by  Unified   Fund   Services,   Inc.,   the  Trust's
Secretary, July 2005 to present                       administrator,  since  January 2004 and from  December  1999 to
                                                      January 2002; Regional
                                                      Administrative Assistant
                                                      of The Standard Register
                                                      Company from February 2003
                                                      to January 2004; Full time
                                                      student at Indiana
                                                      University from January
                                                      2002 to June 2002;
                                                      Secretary of AmeriPrime
                                                      Advisors Trust since July
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.



     **** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy after the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.


      The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

------------------------------------- ------------------------------------ -------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All
              Trustee                     Dollar Range of Fund Shares            Funds Within the Fund Complex*
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Gary E. Hippenstiel                                  None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Ronald Tritschler                                    None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Stephen Little                                       None                                     None
------------------------------------- ------------------------------------ -------------------------------------------
------------------------------------- ------------------------------------ -------------------------------------------
Daniel Condon                                        None                                     None
------------------------------------- ------------------------------------ -------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon         from Trust*
       Independent Trustees             from the Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E.  Hippenstiel,  Trustee  and        $ 1,059                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of the        $1,059                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon         from Trust*
                                        from the Fund      Benefits Accrued        Retirement
                                 As Part of Fund
                                    Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $706                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,265                 $0                   $0                $145,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

  * The Trust currently consists of 34 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor. As of January __,31, 2006, the following persons were considered to be either a control person or principal shareholder of the Fund:

----------------------------------------------- ---------------------------- ---------------------------
Name and Address                                % Ownership                  Type of Ownership

----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Schwab & Co.                           ___60.04%                    RecordBeneficial
     101 Montgomery Street
     San Francisco, CA 94104
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 National Financial Services Corp.              5.50%                        Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------------- ---------------------------- ---------------------------

         As of January 30,31, 2006, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

PORTFOLIO TURNOVER

     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal years ended October 31, 2004, and 2005 was 28.21% and ____38.04%, respectively.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.


         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. During the fiscal year ended October 31, 2005, the Advisor did not direct any brokerage commissions to any brokers on the on the basis of research services provided by such brokers to the Fund.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


         To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

      The following table describes the brokerage commissions paid by the Fund for the last three fiscal years.
========================= ====================== =====================
   Fiscal Year Ended          Fiscal Year            Fiscal Year
    October 31, 2003              Ended                  Ended
                           October 31, 2004         October 31, 2005
------------------------- ---------------------- ---------------------
------------------------- ---------------------- ---------------------
       $3,189                   $1,653            $________,2,472
========================= ====================== =====================

         The Trust, the Advisor and the Fund's Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at (800) 788-6086. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.



DISCLOSURE OF PORTFOLIO HOLDINGS

         The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also maywill post its completeinformation regarding its ten largest portfolio holdings to the Advisor's, as well as complete performance data to its website located at www.marathonvalue.com, within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Advisor's website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.

                               PROXY VOTING POLICY

         The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. The Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's Proxy Voting Guidelines provide that the Advisor will give substantial weight to the recommendations of management, but the Advisor will not support management proposals that it believes will be detrimental to the shareholder value. The Advisor's Guidelines outline specific factors that it will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, and social and environmental issues. For example, the Guidelines provide that the Advisor will vote generally in favor of management's slate of directors, although it will not vote to re-elect a board that has, in the past, acted to entrench itself and/or management in office by, among other things, adopting excessive anti-take over measures. The Guidelines also provides that the Advisor generally will vote for management proposals that (a) adopt or add to confidential and independent vote tabulation practices, (b) seek to increase the number of independent directors serving on a board, (c) create strong and attractive compensation packages needed to motivate good executives, while at the same time holding management accountable for the company's performance. Among other things, the Advisor will generally vote against (a) fair price amendments, (b) creation of various anti-takeover devices such as poison pills and golden parachutes, and (c) proposals that seek to eliminate or limit the rights of shareholders. Under the Trust's Proxy Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at (800) 788-6086 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.
DETERMINATION OF NET ASSET VALUE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.


         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding


         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2005 is as follows:


                       $ -------   =  $----

                       $ 20,522,826   =  $14.31
                         1,434,352
                               REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to an election under Rule 18f-1 of the 1940 Act filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

                         STATUS AND TAXATION OF THE FUND

         The Fund was organized as series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. Qualification generally will relieve the Fund of liability for federal income taxes. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of October 31, 2005, the Fund had availableno unused capital loss carryforwards for federal tax purposes an unused capital loss carryforward of $______ of which $______ expires in _____.

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income each share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).


         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

         The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Advisor during the last three fiscal periods:

----------------------------- --------------------- -------------------------- ----------------------------
Fiscal Year Ended             Fees     Paid    for  Fees Paid for  Accounting  Fees        Paid        for
                              Transfer       Agent  Services                   Administrative Services
                              Services
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2005              $_____15,425          $______20,000              $_____30,000
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2004              $16,751               $27,727                    $30,404
----------------------------- --------------------- -------------------------- ----------------------------
----------------------------- --------------------- -------------------------- ----------------------------
October 31, 2003              $_____                $19,667                    $25,000
----------------------------- --------------------- -------------------------- ----------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending October 31, 2006. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

                              FINANCIAL STATEMENTS

         The financial statements and independent auditors'registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005. You can obtain the Annual Report without charge by calling Shareholder Services at (800) 788-6086 or upon written request.

Document comparison done by DeltaView on Monday, February 27, 2006 7:06:37 PM
-------------------------------------------------------------------------------
Input:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2265254/7
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2265254/9
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rendering set           MS Word Proof
-------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                 32
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                  25
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  0
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    0
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                              57
==============================================================













                               WHERE THE GROWTH IS



GLOBALT GROWTH FUND

                                   PROSPECTUS

                                February 28, 2006


INVESTMENT OBJECTIVE:
Provide long term growth of capital





3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)


















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE


RISK/RETURN SUMMARY...........................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND....................................1


HOW TO BUY SHARES.............................................................1


HOW TO REDEEM SHARES..........................................................1


DETERMINATION OF NET ASSET VALUE..............................................1


DIVIDENDS, DISTRIBUTIONS AND TAXES............................................1


MANAGEMENT OF THE FUND........................................................1


FINANCIAL HIGHLIGHTS..........................................................1


PRIVACY POLICY................................................................1

FOR MORE INFORMATION.................................................Back Cover

15

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.


Principal Strategies

         The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:

o        Positive trends in stock analysts' estimates,
o Quarterly earnings that exceed consensus forecast by Wall Street analysts, Low price-to-value ratios, and Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

         The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.

         The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.

         The Fund may purchase put options and sell covered call options on common stocks, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Portfolio Turnover Risk."

         The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.



Principal Risks of Investing in the Fund

     o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results. o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole. o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. o Foreign Operations Risk. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund. o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. o Option Risks. The Fund may terminate an option it has purchased by selling it, allowing it to expire, or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price (plus the premium received). When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund's costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received. The Fund may also terminate a position in an option it has sold by buying it back in the open market prior to expiration. The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts. Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund's cost to cover its obligations. o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance. o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

         The Fund may be suitable for:
o Long term investors seeking a fund with a growth investment strategy o Investors willing to accept price fluctuations in their investment o Investors who can tolerate the greater risks associated with common stock investments

General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

         The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to a broad-based securities index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                                [GRAPHIC OMITTED]

         During the period shown, the highest return for a quarter was 23.26% (quarter ending December 31, 1999); and the lowest return was -18.95% (quarter ending September 30, 2001).
-------------

* On January 3, 2003, the Fund acquired the assets and liabilities of the GLOBALT Growth Fund, a series of AmeriPrime Funds, in a tax-free reorganization. This administrative reorganization did not change the Fund's adviser, investment objective or investment strategies. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns.

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2005)

The Fund                                                               1 Year           5 Years               10 Years
    Return Before Taxes                                                 3.79%            -2.10%                6.30%
    Return After Taxes on Distributions(1)                                3.76%            -2.14%                5.59%
    Return After Taxes on Distributions and Sale of Fund Shares(1)
                                                                        2.46%            -1.79%                5.35%
S&P 500 Index (reflects no deductions for fees,
    expenses and taxes) (2)                                             4.92%            0.55%                 9.07%
Russell 1000 Growth Index  (reflects no deductions  for fees and
    taxes) (2)                                                          5.26%            -3.58%                6.73%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



(2) The S&P 500 Index and Russell 1000 Growth Index are both unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Russell 1000 Growth Index each are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.





                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee(1)..........................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.17%
Distribution (12b-1) Fees..................................................NONE
Other Expenses............................................................0.06%
Total Annual Fund Operating Expenses......................................1.23%
Expense Reimbursement(2)................................................(0.06%)
Net Expenses..............................................................1.17%

(1) A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
(2) The Fund's adviser has contractually agreed through February 28, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the Fund's average daily net assets.

Example:

         Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                     1 year     3 years       5 years           10 years
                     $119        $384          $670              $1,483

HOW TO BUY SHARES


Initial Purchase


      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

      The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. The adviser may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


      By Mail - To be in proper form, your initial purchase request must include:

o        a completed and signed investment application form; and
o        a check (subject to the minimum amounts) made payable to the Fund.

      Mail the completed application and check to:

U.S. Mail:                                  Overnight:
GLOBALT Growth Fund                         GLOBALT Growth Fund
c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
P.O. Box 6110                               431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110           Indianapolis, Indiana  46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 289-4769 to obtain instructions on how to set up your account and to obtain an account number.

      You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                         -the name of your account(s)
         -your account number(s)    -a check made payable to GLOBALT Growth Fund

         Checks should be sent to the GLOBALT Growth Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. To send a bank wire, call Shareholder Services at (877) 289-4769 to obtain instructions.


Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.


         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

 U.S. Mail:                               Overnight:
 GLOBALT Growth Fund                      GLOBALT Growth Fund
 c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
 P.O. Box 6110                            431 North Pennsylvania Street
 Indianapolis, Indiana 46206-6110         Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. All redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at (877) 289-4769 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 289-4769. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

         Fund Policy on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

         While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple customers and typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser. Good faith pricing also is permitted if, in the adviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the adviser is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains. The Fund typically distributes its net long term capital gains and its net short term capital gains annually.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income                Generally maximum 15% on non-corporate
                                    taxpayers

Net short-term capital gain distributions             Ordinary income rate

Net long-term capital gain distributions Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned             Gains taxed at generally maximum 15%
more than one year                        on non-corporate taxpayers*

Sales of shares
(including redemptions) owned          Gains are taxed at the same rate as
for one year or less                   ordinary income losses are subject
                                       to special rules
*For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


MANAGEMENT OF THE FUND

         GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients.

         For its services to the Fund, the adviser is entitled to receive an annual fee equal to 1.17% of the average daily net assets of the Fund. The Fund's adviser pays all of the operating expenses of the Fund except brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser has contractually agreed through February 28, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's Net Expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the Fund's average daily net assets. During the fiscal year ended October 31, 2005, the adviser was entitled to receive a fee equal 1.17% of the Fund's average daily net assets.

         The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund's annual or semi-annual report, as applicable.


         Portfolio Managers: The investment decisions for the Fund are made by the adviser's Investment Policy Committee, members of which are primarily responsible for the day-to-day management of the Fund's portfolio. The members of the Investment Policy Committee are:

              Gary E. Fullam, CFA. Although members of the adviser's Investment Policy Committee are jointly and primarily responsible for making the investment decisions of the Fund, Mr. Fullam has the ultimate authority. Mr. Fullam is a founding member of the adviser and serves as its Chief Investment Officer, and is also a member of the adviser's Executive Committee. Mr. Fullam began his career in the investment management industry in 1986. Mr. Fullam was responsible for developing the adviser's multifactor/optimized portfolio model, which he first successfully implemented while he was the equity portfolio manager for The Investment Centre, Inc., the North American investment subsidiary of Nationale Nederlanden. While at The Investment Centre, Mr. Fullam was the portfolio manager responsible for all total return fixed income pension accounts and also managed national municipal portfolios for the Associated Doctors Assurance Company and the Retirement Fund for the Atlanta Falcons. Before joining The Investment Centre, Mr. Fullam was a Trust Investment Officer for the American National Bank & Trust Co. and was responsible for managing balanced portfolios, including municipal bond-based portfolios, as well as commingled fixed income funds.

              Mr. Fullam graduated from the University of Tennessee-Chattanooga with a B.S. in Finance, and received an M.B.A. from Georgia State University. Mr. Fullam is a Chartered Financial Analyst and is a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

              Gregory S. Paulette, CFA. Mr. Paulette has been with the adviser since 1993 and serves as the Executive Vice President & Portfolio Manager of the adviser's Private Client Group and also serves as a member of the adviser's Executive Committee. Mr. Paulette began his career in the investment management industry in 1971. Prior to joining the adviser, Mr. Paulette was a Vice President of Institutional Equity Services and High Net Worth Investment Management at Smith Barney, Harris Upham & Co., Inc. Prior to that, Mr. Paulette was the Director of Research and portfolio manager for the Life Insurance Company of Georgia, where he managed various portfolios including balanced pension funds, equity funds, taxable income funds, and tax-free income funds. He also served as the in-house economist in the Investment Division while at Life of Georgia.

              Mr. Paulette graduated from Mercer University with a B.A. in Political Science and Sociology and received an M.B.A. from Georgia State University. Mr. Paulette is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

              Kimberly D. Woody. Ms. Woody has been with the adviser since 1997 and serves as a Vice President and Investment Analyst. Ms. Woody began her career in the investment management industry in 1996. As an investment analyst, Ms. Woody covers healthcare, software and services stocks for the adviser. In addition, she is responsible for enhancing, updating, screening and maintaining the integrity of the adviser's proprietary database, which contains geographic analytical information on over 2,500 companies. Prior to joining the adviser, she was a research assistant for a national health care consulting firm.

     Ms. Woody received her B.A. in Mathematics from Emory University in 1996 and is a member of Alpha Epsilon Upsilon honor society.

              Jason M. Recio, CFA. Mr. Recio has been with the adviser since 2003 and serves as a Vice President and Investment Analyst. As an analyst, Mr. Recio covers consumer discretionary, consumer staples, and materials stocks for the firm. Mr. Recio began his career in the investment management industry in 1999. Prior to joining the adviser, he was a Senior Equity Analyst for two mutual funds totaling $10 billion in assets under management at Invesco Capital Management.

              Mr. Recio received his B.B.A. with a double major in Accounting and Finance from the Goizueta Business School at Emory University in 1999, where he graduated with Beta Gamma Sigma and High Distinction honors. He is a Chartered Financial Analyst and a member of the Atlanta Society of Financial Analysts.

              Bryan Lassiter. Mr. Lassiter recently joined the adviser in a full time position after graduating with a B.B.A. in Finance from University of Georgia in 2004. In addition to serving on the Investment Policy Committee, Mr. Lassiter is an Investment Analyst of the firm responsible for updating, screening and maintaining the integrity of the adviser's proprietary databases. Mr. Lassiter previously served as an intern at the adviser in different capacities, including as an Associate Analyst, and also served as a Trading Assistant on the NYSE. While at the University of Georgia, Mr. Lassiter served as President of the Banking and Finance Society and Sigma Phi Epsilon social fraternity.

            The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

                  The following table is intended to help you better understand the financial performance of the Fund (including its predecessor) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2004 and 2005 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge. Information for all other years was audited by the Fund's previous auditors.

(For a share outstanding throughout each year)

                                                                 For the Years Ended October 31,

                                          ----------- -- ---------- -- --------------- --- ---------- --- ---------- ----
                                             2005          2004             2003             2002           2001
                                          -----------    ----------    ---------------     ----------     ----------
Selected Per Share Data
Net asset value, beginning of year          $  12.26       $ 11.69              $9.52         $12.17         $20.72
                                          -----------    ----------    ---------------     ----------     ----------
Income from investment operations

   Net investment income (loss)                 0.01        (0.05)             (0.05)  (a)    (0.06)  (a)    (0.07)  (a)
   Net  realized  and  unrealized   gain
     (loss)                                     1.13          0.62               2.30         (2.59)         (6.33)
                                          -----------    ----------    ---------------     ----------     ----------
Total from investment operations                1.14          0.57               2.25         (2.65)         (6.40)
                                          -----------    ----------    ---------------     ----------     ----------
Less Distributions to Shareholders:
     From net realized gain                        -             -             (0.08)              -         (2.15)
                                          -----------    ----------    ---------------     ----------     ----------
Total distributions                                -             -             (0.08)              -         (2.15)
                                          -----------    ----------    ---------------     ----------     ----------

Net asset value, end of year                $  13.40        $12.26             $11.69         $ 9.52         $12.17
                                          ===========    ==========    ===============     ==========     ==========

Total return (b)                               9.30%         4.88%             23.68%        -21.77%        -32.87%

Ratios and Supplemental Data
Net assets, end of year (000)                 $7,299        $8,223             $8,709         $7,817        $12,946
Ratio of expenses to average net assets        1.17%         1.17%              1.17%          1.17%          1.30%
Ratio of  expenses to average net assets
  before waiver                                1.23%         1.19%              1.20%          1.20%          1.32%
Ratio of net income (loss) to average
  net assets                                   0.07%       (0.36%)            (0.42)%        (0.49)%        (0.44)%
Ratio of net income (loss) to average
  net assets before waiver                     0.01%       (0.38%)            (0.45)%        (0.51)%        (0.46)%
Portfolio Turnover Rate                      123.84%       144.34%            123.97%        180.19%        244.82%

(a) Net investment income (loss) per share was based on average shares outstanding throughout the year. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

PRIVACY POLICY

                  The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:
Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports may also include a discussion by the Fund's adviser of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
Statement of Additional Information ("SAI"): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus. You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) BUY-GROWX (877/ 289-4769). You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund's SAI and Annual and Semi Annual reports will also be made available, free of charge, at the Fund's Internet site at http://www.globalt.com, under GLOBALT Growth Fund.
           You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.






Investment Company Act #811-21237











                               WHERE THE GROWTH IS



GLOBALT GROWTH FUND

                                   PROSPECTUS

                            February 25, 200528, 2006


INVESTMENT OBJECTIVE:
Provide long term growth of capital





3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)


















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE


RISK/RETURN SUMMARY..........................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND...................................4


HOW TO BUY SHARES............................................................5


HOW TO REDEEM SHARES.........................................................7


DETERMINATION OF NET ASSET VALUE.............................................9


DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................10


MANAGEMENT OF THE FUND.......................................................11


FINANCIAL HIGHLIGHTS.........................................................14


PRIVACY POLICY...............................................................15

FOR MORE INFORMATION.................................................Back Cover

10

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.


Principal Strategies

         The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:

     o Positive trends in stock analysts' estimates, o Quarterly earnings that exceed consensus forecast by Wall Street analysts, o Low price-to-value ratios, and o Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

         The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.

         The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.

         The Fund may purchase put options and sell covered call options on common stocks, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Portfolio Turnover Risk."

         The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.



Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Foreign Operations Risk. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Option Risks. The Fund may terminate an option it has purchased by selling it, allowing it to expire, or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price
     (plus the premium received). When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund's costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received. The Fund may also terminate a position in an option it has sold by buying it back in the open market prior to expiration. The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts. Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund's cost to cover its obligations.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

         The Fund may be suitable for:
o Long term investors seeking a fund with a growth investment strategy o Investors willing to accept price fluctuations in their investment o Investors who can tolerate the greater risks associated with common stock investments

General

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

         The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to a broad-based securities index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

                                [GRAPHIC OMITTED]

         During the period shown, the highest return for a quarter was 23.26% (quarter ending December 31, 1999); and the lowest return was -18.95% (quarter ending September 30, 2001).
-------------

* On January 3, 2003, the Fund acquired the assets and liabilities of the GLOBALT Growth Fund, a series of AmeriprimeAmeriPrime Funds, in a tax-free reorganization. This administrative reorganization did not change the Fund's adviser, investment objective or investment strategies. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


      During the period shown, the highest return for a quarter was 23.26% (4th quarter, 1999); and the lowest return was -18.95% (3rd quarter, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                  (for the periods ended December 31, 20042005)
                                                                                                     Since Inception (December
The Fund                                                               1 Year           5 Years               1, 1995)
                                                                                                              10 Years
    Return Before Taxes                                               9.963.79%        -6.402.10%            7.266.30%
    Return After Taxes on Distributions(1)                              9.963.76%        -6.902.14%            6.485.59%
    Return After Taxes on Distributions and Sale of Fund Shares(1)
                                                                     6.47%2.46%       -5.42%-1.79%           6.20%5.35%
S&P 500 Index (reflects no deductions for fees,
      expenses and taxes) (2)                                        10.83%4.92%      -0.12%0.55%            9.63%9.07%
Russell 1000 Growth Index  (reflects no deductions  for fees and        6.30%            -9.29%                18.25%
    taxes) (2)                                                          5.26%            -3.58%                6.73%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



(2) The S&P 500 Index and Russell 1000 Growth Index are both unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Russell 1000 Growth Index each are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.





                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee(1)..........................................................NONE
Exchange Fee...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.17%
Distribution (12b-1) Fees..................................................NONE
Other Expenses........................................................0.020.06%
Total Annual Fund Operating Expenses..................................1.191.23%
Expense Reimbursement(2)............................................0.02(0.06%)
Net Expenses..............................................................1.17%

(1) A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
(2) The Fund's adviser has contractually agreed through February 28, 20062007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the Fund's average daily net assets for that period.

Example:

         Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                    1 year      3 years        5 years           10 years
                     $119      $376384         $652670         $1,4411,483

HOW TO BUY SHARES


Initial Purchase


      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

      The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. The adviser may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


      By Mail - To be in proper form, your initial purchase request must include:

o        a completed and signed investment application form; and
o        a check (subject to the minimum amounts) made payable to the Fund.

      Mail the completed application and check to:

U.S. Mail:                                     Overnight:
GLOBALT Growth Fund                            GLOBALT Growth Fund
c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
P.O. Box 6110                                  431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110              Indianapolis, Indiana  46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified FundShareholder Services, Inc., the Fund's transfer agent, at (877) 289-4769 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: GLOBALT Growth Fund
      Account Name _________________(write in shareholder name)
      For the Account # _______________(write in account number)
      D.D.A.# 01892204615

      You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                         -the name of your account(s)
         -your account number(s)    -a check made payable to GLOBALT Growth Fund

         Checks should be sent to the GLOBALT Growth Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectusTo send a bank wire, call Shareholder Services at (877) 289-4769 to obtain instructions.


Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks mustshould be made payable to the Fund. The Fund and its transfer agent will not acceptmay refuse any purchase order for any reason. Cash, third party checks, cashier (except for properly endorsed IRA rollover checks), counter checks, travelersstarter checks, traveler's checks, money orders, and credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.


         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                                     Overnight:
GLOBALT Growth Fund                            GLOBALT Growth Fund
c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
P.O. Box 6110                                  431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110               Indianapolis, Indiana 46204

         Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agentAll redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at (877) 289-4769 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agentShareholder Services at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agentShareholder Services at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

         Fund Policy on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short -term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

         While the Fund attempts to deter market timing, there is no assurance that itthe Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accountscustomers and typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identityidentities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE


         The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

         The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisoradviser. Good faith pricing also is permitted if, in the advisoradviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisoradviser is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains. The Fund typically distributes its net long term capital gains and its net short term capital gains annually.

         Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

         The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income                             Generally maximum 15% on non-corporate
                                                      taxpayers

Net short-term capital gain distributions             Ordinary income rate

Net long-term capital gain distributions              Generally maximum 15% on non-corporate
                                                      taxpayers*

Sales of shares
(including redemptions) owned                         Gains taxed at generally maximum 15%
more than one year                                    on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                         Gains are taxed at the same rate as ordinary income;
for one year or less                                  losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

         Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


MANAGEMENT OF THE FUND

         GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. During the fiscal year ended October 31, 2004, the Fund paid the adviser a fee equal to 1.17% of its average daily net assets.

         For its services to the Fund, the adviser is entitled to receive an annual fee equal to 1.17% of the average daily net assets of the Fund. The Fund's adviser pays all of the operating expenses of the Fund except brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser has contractually agreed through February 28, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's Net Expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the Fund's average daily net assets. During the fiscal year ended October 31, 2005, the adviser was entitled to receive a fee equal 1.17% of the Fund's average daily net assets.

         The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund's annual or semi-annual report, as applicable.


         Portfolio Managers: The investment decisions for the Fund are made by the adviser's Investment Policy Committee, members of which are primarily responsible for the day-to-day management of the Fund's portfolio. The members of the Investment Policy Committee are:

              Gary E. Fullam, CFA. Although members of the adviser's Investment Policy Committee are jointly and primarily responsible for making the investment decisions of the Fund, Mr. Fullam has the ultimate authority. Mr. Fullam is a founding member of the adviser and serves as its Chief Investment Officer, and is also a member of the adviser's Executive Committee. Mr. Fullam began his career in the investment management industry in 1986. Mr. Fullam was responsible for developing the adviser's multifactor/optimized portfolio model, which he first successfully implemented while he was the equity portfolio manager for The Investment Centre, Inc., the North American investment subsidiary of Nationale Nederlanden. While at The Investment Centre, Mr. Fullam was the portfolio manager responsible for all total return fixed income pension accounts and also managed national municipal portfolios for the Associated Doctors Assurance Company and the Retirement Fund for the Atlanta Falcons. Before joining The Investment Centre, Mr. Fullam was a Trust Investment Officer for the American National Bank & Trust Co. and was responsible for managing balanced portfolios, including municipal bond-based portfolios, as well as commingled fixed income funds.

              Mr. Fullam graduated from the University of Tennessee-Chattanooga with a B.S. in Finance, and received an M.B.A. from Georgia State University. Mr. Fullam is a Chartered Financial Analyst and is a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

              Gregory S. Paulette, CFA. Mr. Paulette has been with the adviser since 1993 and serves as the Executive Vice President & Portfolio Manager of the adviser's Private Client Group and also serves as a member of the adviser's Executive Committee. Mr. Paulette began his career in the investment management industry in 1971. Prior to joining the adviser, Mr. Paulette was a Vice President of Institutional Equity Services and High Net Worth Investment Management at Smith Barney, Harris Upham & Co., Inc. Prior to that, Mr. Paulette was the Director of Research and portfolio manager for the Life Insurance Company of Georgia, where he managed various portfolios including balanced pension funds, equity funds, taxable income funds, and tax-free income funds. He also served as the in-house economist in the Investment Division while at Life of Georgia.

              Mr. Paulette graduated from Mercer University with a B.A. in Political Science and Sociology and received an M.B.A. from Georgia State University. Mr. Paulette is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Atlanta Society of Financial Analysts.

              Kimberly D. Woody. Ms. Woody has been with the adviser since 1997 and serves as a Vice President and Investment Analyst. Ms. Woody began her career in the investment management industry in 1996. As an investment analyst, Ms. Woody covers healthcare, software and services stocks for the adviser. In addition, she is responsible for enhancing, updating, screening and maintaining the integrity of the adviser's proprietary database, which contains geographic analytical information on over 2,500 companies. Prior to joining the adviser, she was a research assistant for a national health care consulting firm.

     Ms. Woody received her B.A. in Mathematics from Emory University in 1996 and is a member of Alpha Epsilon Upsilon honor society.

              Jason M. Recio, CFA. Mr. Recio has been with the adviser since 2003 and serves as a Vice President and Investment Analyst. As an analyst, Mr. Recio covers consumer discretionary, consumer staples, and materials stocks for the firm. Mr. Recio began his career in the investment management industry in 1999. Prior to joining the adviser, he was a Senior Equity Analyst for two mutual funds totaling $10 billion in assets under management at Invesco Capital Management.

              Mr. Recio received his B.B.A. with a double major in Accounting and Finance from the Goizueta Business School at Emory University in 1999, where he graduated with Beta Gamma Sigma and High Distinction honors. He is a Chartered Financial Analyst and a member of the Atlanta Society of Financial Analysts.

              Bryan Lassiter. Mr. Lassiter recently joined the adviser in a full time position after graduating with a B.B.A. in Finance from University of Georgia in 2004. In addition to serving on the Investment Policy Committee, Mr. Lassiter is an Investment Analyst of the firm responsible for updating, screening and maintaining the integrity of the adviser's proprietary databases. Mr. Lassiter previously served as an intern at the adviser in different capacities, including as an Associate Analyst, and also served as a Trading Assistant on the NYSE. While at the University of Georgia, Mr. Lassiter served as President of the Banking and Finance Society and Sigma Phi Epsilon social fraternity.

            The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio managers: (i) compensation structure, (ii) a description of other accounts managed by each portfolio manager, and (iii) each portfolio managers' ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

                  The following table is intended to help you better understand the financial performance of the Fund (including its predecessor) since its inception. Certain information reflects financial results for a single share of the Fund. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the years ended October 31, 2000 through 2003 has been audited by McCurdy and Associates CPA's Inc. and 2004 and 2005 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge. Information for all other years was audited by the Fund's previous auditors.

GLOBALT Growth Fund(For a share outstanding throughout each year)
Financial
Highlights
                                      For the Years Ended October 31,

                                         ---------- --- ---------- -- -------------- --- ---------- -- ----------     ---
                                           2005           2004            2003             2002          2001         2000
                                         ----------     ----------    --------------     ----------    ----------

Selected Per Share Data

                                                         $                                $             $             $
Net asset value, beginning of year         $12.26           11.69       $      9.52          12.17         20.72      19.53
                                         ----------     ----------    --------------     ----------    ----------
Income from investment operations

                                                                                                      )               (0.0
   Net investment income (loss)              0.01          (0.05)            (0.05)  (a)    (0.06)  (a    (0.07)  (a) (a) (a)

   Net  realized  and  unrealized  gain                                                                                  3
     (loss)                                  1.13            0.62              2.30         (2.59)        (6.33)      2.2
                                         ----------     ----------    --------------     ----------    ----------
Total from investment operations             1.14
                                                             0.57              2.25         (2.65)        (6.40)      2.14
                                         ----------     ----------    --------------     ----------    ----------
Less Distributions to Shareholders:

From net investment income                                     -            -              -            -             -
From
net  From net realized gain                                                                                              9
reali
gain zed                                      -                 -            (0.08)              -        (2.15)      (0. 5)
                                         ----------     ----------    --------------     ----------    ----------
Total distributions                           -
                                                                -            (0.08)              -        (2.15)      (0.95)
                                         ----------     ----------    --------------     ----------    ----------

                                                         $                                $             $             $
Net asset value, end of year               $13.40           12.26       $     11.69           9.52         12.17      20.72
                                         ==========     ==========    ==============     ==========    ==========

Total return (b)                             9.30%          4.88%            23.68%        -21.77%       -32.87%      10.78%

Ratios and Supplemental Data
                                                         $                                $             $             $
Net assets, end of year (000)              $7,299           8,223       $     8,709          7,817        12,946      21,110
Ratio of expenses to average net assets      1.17%          1.17%             1.17%          1.17%         1.30%      1.18%
Ratio  of   expenses   to  average  net
  assets before waiver                       1.23%          1.19%             1.20%          1.20%         1.32%
before waiver & reimbursementRatio  of                                                                                   8
net income (loss) to average                                1.19%             1.20%          1.20%         1.32%      1.1 %
  net assets                                 0.07%        (0.36%)           (0.42)%        (0.49)%       (0.44)%
Ratio of net income (loss) to average
net assets                                               (0.36%)      (0.42)%        (0.49)%      (0.44)%       (0.45)%
Ratio of net income (loss) to average
  net    assets    before    waiver   &                                                                                  4
  reimbursement                              0.01%        (0.38%)           (0.45)%        (0.51)%       (0.46)%      (0. 5)%
Portfolio Turnover Rate                    123.84%        144.34%           123.97%        180.19%       244.82%      159.09%

(a) Net investment income/ (loss) per share was based on average shares outstanding throughout the year. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
       assuming reinvestment of dividends.

PRIVACY POLICY

                  The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The You can find additional information about the Fund in the following documents:
Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports may also include a discussion by the Fund's adviser of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.
Statement of Additional Information (SAI), incorporated into this prospectus by reference,"SAI"): The SAI supplements the Prospectus and contains detailed information on Fundabout the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of Fund portfolio holdings by the Fund's affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.
         Call the FundYou can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (877) BUY-GROWX (877/ 289-4769) to request free copies of the SAI and the Fund's annual and semi-annual reports, to. You may also request other information about the Fund and to make shareholder inquiries. Alternatively, you may obtain a free copy of the SAI, annual report and/or semi-annual report on the adviser's web Alternatively, the Fund's SAI and Annual and Semi Annual reports will also be made available, free of charge, at the Fund's Internet site at http://www.globalt.com, under GLOBALT Growth Fund.
           You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.0109.






Investment Company Act #811-21237

2

2265247
Document comparison done by DeltaView on Monday, February 27, 2006 7:09:38 PM
---------------------------------------------------------------
Input:
---------------------------------------------------------------
---------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2265250/5
---------------------------------------------------------------
---------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2265250/7
---------------------------------------------------------------
---------------------------------------------------------------
Rendering set           MS Word Proof
--------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                115
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                 114
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                  5
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                    5
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             239
==============================================================













                               GLOBALT GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION


February 28, 2006


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated February 28, 2006. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2005 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling Shareholder Services at (877) BUY-GROWX (877/289-4769).


TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3


INVESTMENT LIMITATIONS........................................................5


INVESTMENT ADVISER............................................................7


TRUSTEES AND OFFICERS........................................................11


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................13


PORTFOLIO TURNOVER...........................................................14


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................14


DISCLOSURE OF PORTFOLIO HOLDINGS.............................................16


PROXY VOTING POLICY..........................................................17


DETERMINATION OF NET ASSET VALUE.............................................17


REDEMPTION IN-KIND...........................................................19


STATUS AND TAXATION OF THE FUND..............................................19


CUSTODIAN....................................................................21


FUND SERVICES................................................................21


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................22


DISTRIBUTOR..................................................................22


FINANCIAL STATEMENTS.........................................................22

                        DESCRIPTION OF THE TRUST AND FUND

       GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment adviser is GLOBALT, Inc. (the "Adviser").

         On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable for further calls or to assessment by the Trust without his or her express consent.


         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

         B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy (subject to review by the Board of Trustees). The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         D. Fixed Income Securities. The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         F. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

                  Options on securities which the Fund sells (writes) will be "covered." The sale of a call option will be covered either 1) by owning the underlying security or (for an option on a stock index) by holding a portfolio of securities substantially replicating the movement of the index, 2) by segregating with the Custodian high quality liquid debt obligations equal to the current market price of the security or index, marked to market daily, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold call and the strike price of the purchased call. The sale of a put option will be covered either 1) by segregating with the Custodian high quality liquid debt obligations equal to the amount necessary to purchase the underlying security if exercised, marked to market daily, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold put and the strike price of the purchased put. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

                  The Fund may also engage in multiple option transactions involving the same underlying stock or index. Generally, the adviser would use a multiple option strategy only in special situations to reduce the cost of the hedge or to enhance the Fund's return. In such cases, each option sold by the Fund will be covered as described in the preceding paragraph.

                  The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Further, the total premium paid for any option may be lost if the Fund does not exercise the option, or in the case of over-the-counter options, the writer does not perform its obligations.

         G. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff and (b) as described in the Prospectus and this SAI.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest more than 25% of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations-Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

     6. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         7. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                               INVESTMENT ADVISER

     GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 serves as investment adviser the Fund. Synovus Financial Corp. ("Synovus") may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company.

         Under the terms of the management agreement ("Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 28, 2007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the average daily net assets for that period.

         The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Adviser by the Fund for the last three fiscal periods.

     -------------------------------- ------------------------ ------------------------------- ---------------------------
           Fiscal Year Ended              Advisory Fees           Total Fees Reimbursed              Net Advisory
                                             Accrued                  and/or Waived                    Fees Paid
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2003                 $94,853                      $2,266                        $92,587
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2004                 $105,522                     $1,744                       $103,778
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2005                 $95,634                        $4,749                       $90,885
     -------------------------------- ------------------------ ------------------------------- ---------------------------

About the Portfolio Managers

     Gary E. Fullam, CFA, Gregory S. Paulette, CFA, Kimberly D. Woody, Jason M. Recio, CFA and C. Bryan Lassiter all serve on the Adviser's Investment Policy Committee and are jointly and primarily responsible for making the investment decisions for the Fund (each, a "Portfolio Manager"). Mr. Fullam has the ultimate authority for the Fund's investment decisions. As of October 31, 2005, each Portfolio Manager was responsible for the management of the following types of accounts:

--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
Portfolio Manager           Number of Accounts by   Total Assets By      Number of Accounts by Type    Total Assets By
                                                                                                       Account Type Subject
                            Account Type            Account Type         Subject to a Performance Fee  to a Performance Fee
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
Gary E. Fullam              Investment  Companies:  Investment           Investment Companies: None    Investment   Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment  Vehicles:
                            Pooled      Investment  Pooled   Investment  None                          Pooled       Investment
                            Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other     Accounts:  Other  Accounts: 3
                                                    $834,600,000                                       Other         Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment  Companies:  Investment           Investment Companies: None    Investment   Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment  Vehicles:
                            Pooled      Investment  Pooled   Investment  None                          Pooled       Investment
Gregory S. Paulette         Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other     Accounts:  Other  Accounts: 3
                                                    $834,600,000                                       Other         Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment  Companies:  Investment           Investment Companies: None    Investment   Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment  Vehicles:
                            Pooled      Investment  Pooled   Investment  None                          Pooled       Investment
Kimberly D. Woody           Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other     Accounts:  Other  Accounts: 3
                                                    $834,600,000                                       Other         Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment  Companies:  Investment           Investment Companies: None    Investment   Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment  Vehicles:
                            Pooled      Investment  Pooled   Investment  None                          Pooled       Investment
Jason M. Recio              Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other     Accounts:  Other  Accounts: 3
                                                    $834,600,000                                       Other         Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment  Companies:  Investment           Investment Companies: None    Investment   Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment  Vehicles:
                            Pooled      Investment  Pooled   Investment  None                          Pooled       Investment
C. Bryan Lassiter           Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other     Accounts:  Other  Accounts: 3
                                                    $834,600,000                                       Other         Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------

         Each Portfolio Manager is compensated for his or her services by the Adviser. For the fiscal year ended October 31, 2005, each Portfolio Manager's compensation consisted of a fixed salary and a discretionary bonus that is not tied to the performance of the Fund or any private client account. Like all employees of the Adviser, each Portfolio Manager is eligible to participate in the Adviser's profit sharing and pension plans. Although each individual Portfolio Manager's compensation is not tied to the performance of any private client account, the Adviser receives a performance fee with respect to three private accounts. The performance fee on these accounts is calculated by comparing the returns in the accounts, on a pre-tax basis, to those of the S&P 500 Index or Russell 1000 Growth Index for the relevant. The performance fees may create a potential conflict of interest by providing an incentive for the Adviser to allocate more volatile stocks with greater capital appreciation opportunity to the retail accounts with performance fee rather the Fund.

         To the extent the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the participating client. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be allocated on a pro rata, average price per share basis.

         As of October 31, 2005, the Portfolio Managers' ownership of the Fund was as follows:

-------------------------------------------- ----------------------------------

        Portfolio Manager                     Dollar Range of Fund Shares

-------------------------------------------- ----------------------------------
-------------------------------------------- ----------------------------------
Gary E. Fullam                                        $100,001-$500,000

-------------------------------------------- ----------------------------------
-------------------------------------------- ----------------------------------
Gregory S. Paulette                                   $100,001-$500,000
-------------------------------------------- ----------------------------------
-------------------------------------------- ----------------------------------
Kimberly D. Woody                                      $10,001-$50,000
-------------------------------------------- ----------------------------------
-------------------------------------------- ----------------------------------
Jason M. Recio                                            $1-$10,000
-------------------------------------------- ----------------------------------
-------------------------------------------- ----------------------------------
C. Bryan Lassiter None
-------------------------------------------- ----------------------------------


                              TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. The following table provides information regarding the Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

----------------------------------------------------- ----------------------------------------------------------------
Name,  Address*,  (Date  of  Birth),  Position  with  Principal Occupation During Past 5 Years
Trust,** and Term of Position                         and Other  Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A. since 1992;  Non-voting Chairman of
Independent Trustee, December 2002 to present         Investment  Committee  of WH  Donner  Foundation  and WH Donner
                                                      Canadian  Foundation  since  June 2005;  Trustee of  AmeriPrime
                                                      Advisors  Trust from July 2002 to  September  2005;  Trustee of
                                                      Access  Variable  Insurance  Trust  from  April  2003 to August
                                                      2005;  Trustee  of  AmeriPrime  Funds  from 1995 to July  2005;
                                                      Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present; Independent Advisors Trust from November
2002 to September 2005; Trustee Trustee, December 2002 to present of AmeriPrime
Funds from December 2002 to July 2005; Trustee
                                                      of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of  AmeriPrime
                                                      Advisors  Trust from November 2002 to September  2005;  Trustee of The  Unified  Funds  from 1994 to 2002;  Trustee  of Firstar
                                                      Select Funds,  a REIT mutual fund,  from 1997 to 2000;  Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------

*    The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN
     46204.
**  The Trust currently consists of 34 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors  Trust  since  November  2002;  Trustee of
                                                      AmeriPrime  Funds from December  2002 to July 2005;  Trustee of
                                                      CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             President  of  Unified  Fund   Services,   Inc.,   the  Trust's
                                                      administrator,  since June 2005,  Executive Vice President from
President, July 2004 to present                       June 2004 to June 2005,  Senior Vice  President from April 2003 to June  2004;  Senior  Vice  President  and Chief  Information
                                                      Officer  of  Unified  Financial  Services,   Inc.,  the  parent
                                                      company of the  Trust's  administrator  and  distributor,  from
                                                      1997 to November 2004;  President of AmeriPrime  Advisors Trust
                                                      since July 2004;  President of AmeriPrime  Funds from July 2004 to July 2005;  President  of CCMI Funds from July 2004 to March
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Chief Financial Officer and Treasurer, July 2005 to of U.S. Bancorp Fund
Services LLC from 2000 to December 2003, present; Secretary, September 2004 to
June 2005; Trust Officer from 1998 to 2000; Chief Financial Officer and
Assistant Secretary, July 2005 to present Treasurer of AmeriPrime Advisors Trust since July 2005;
                                                      Secretary of AmeriPrime
                                                      Funds and AmeriPrime
                                                      Advisors Trust from
                                                      September 2004 to June
                                                      2005; Secretary of CCMI
                                                      Funds from September 2004
                                                      to March 2005; Principal
                                                      Accounting Officer of
                                                      Lindbergh Funds from
                                                      February 2004 to February
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer of AmeriPrime  Advisors  Trust since
                                                      October 2004;  Chief  Compliance  Officer of  AmeriPrime  Funds
Chief Compliance Officer, October 2004 to present     from October  2004 to July 2005;  Chief  Compliance  Officer of
                                                      CCMI Funds from  October 2004 to March 2005;  Chief  Compliance
                                                      Officer of Unified  Financial  Securities,  Inc.,  the  Trust's
                                                      distributor,  from 1997 to 2000 and 2004 to 2005  Chairman from
                                                      1997 to December 2004,  President  from 1997 to 2000;  Director of  Compliance  of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  from  October  2003 to  September  2004;  Chief
                                                      Compliance  Officer of Unified  Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Heather A. Barnes (1975)                              Employed  by  Unified   Fund   Services,   Inc.,   the  Trust's
Secretary, July 2005 to present                       administrator,  since  January 2004 and from  December  1999 to
                                                      January 2002; Regional
                                                      Administrative Assistant
                                                      of The Standard Register
                                                      Company from February 2003
                                                      to January 2004; Full time
                                                      student at Indiana
                                                      University from January
                                                      2002 to June 2002;
                                                      Secretary of AmeriPrime
                                                      Advisors Trust since July
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


         The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2005.

-------------------------------------- ------------------------------------- ---------------------------------------------
                                                                               Aggregate Dollar Range of Shares of All
               Trustee                     Dollar Range of Fund Shares              Funds Within the Fund Complex*
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Gary E. Hippenstiel                                    None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Ronald Tritschler                                      None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Stephen Little                                         None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Daniel Condon                                          None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------

* Fund Complex refers to Unified Series Trust, which currently consists of 34 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses are Fund Complex expenses and each series incurs its expenses at the same rate.

================================ ===================== ====================== =================== =====================
                                      Aggregate             Pension or         Estimated Annual    Total Compensation
                                     Compensation       Retirement Benefits     Benefits Upon         from Trust*
     Independent Trustees           from the Fund       Accrued As Part of        Retirement
                                  Fund Expenses
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Gary  E.  Hippenstiel,  Trustee        $ 1,324                  $0                    $0                $45,000
and   Chairman   of  the  Audit
Committee
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of         $1,324                  $0                    $0                $45,000
the Board
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Daniel Condon, Trustee                  $1,030                  $0                    $0                $35,000
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
================================ ===================== ====================== =================== =====================
 Non-Independent Trustees and         Aggregate             Pension or         Estimated Annual    Total Compensation
           Officers                  Compensation       Retirement Benefits     Benefits Upon         from Trust*
                                    from the Fund       Accrued As Part of        Retirement
                                  Fund Expenses
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee           $1,030                  $0                    $0                $35,000
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Anthony Ghoston,  President and           $0                    $0                    $0                   $0
CEO
================================ ===================== ====================== =================== =====================
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Freddie    Jacobs,    CFO   and           $0                    $0                    $0                   $0
Treasurer
================================ ===================== ====================== =================== =====================
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Lynn  Wood,   Chief  Compliance         $4,265                  $0                    $0                $145,000
Officer
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Heather Barnes, Secretary                 $0                    $0                    $0                   $0
================================ ===================== ====================== =================== =====================

   * The Trust currently consists of 34 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. As of January 31, 2006, the following persons were considered to be either a control person or principal shareholder of the Fund:

----------------------------------------------- ---------------------------- ---------------------------
Name and Address                                % Ownership                  Type of Ownership

----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 National Financial Services Corp                         30.87%             Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 NBC Securities Inc.                                      25.10%             Beneficial
     1927 First Avenue North
     Birmingham, AL
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Schwab & Co.                                      7.26%             Beneficial
     101 Montgomery Street
     San Francisco, CA 94104
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Harman                                            5.81%             Record
     615 Tuxedo Pl. NW
     Atlanta, GA
----------------------------------------------- ---------------------------- ---------------------------

        As of January 30, 2006, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

                               PORTFOLIO TURNOVER

         Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal years ended October 31, 2004, and 2005 was 124% and 123%, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         During the fiscal year ended October 31, 2005, the Adviser did not direct any brokerage commissions to brokers as a result of arrangements with such brokers to provide research services to the Fund.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

         The following table describes the brokerage commissions paid by the Fund for the last three fiscal years.
========================= ====================== =====================
Fiscal Year Ended          Fiscal Year            Fiscal Year
October 31, 2003              Ended                  Ended
                           October 31, 2004         October 31,
                                                       2005
------------------------- ---------------------- ---------------------
------------------------- ---------------------- ---------------------
     $21,713                 $42,901                $31,667
========================= ====================== =====================


         The Trust, the Adviser and the Fund's Distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act, and the Adviser's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Trust, the Adviser or the Distributor, free of charge, by calling Shareholder Services at (877) 289-4769. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

         The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to the Adviser's website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Adviser's website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.


                               PROXY VOTING POLICY

         The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         The Adviser's policy provides that it will generally direct proxies to be voted in accordance with the recommendations of Glass Lewis & Co., an independent research firm that the Adviser has engaged to provide proxy voting-related research. Adviser's proxy voting guidelines provide that, for the most part, proxy issues will be reviewed on a case-by-case basis, taking into account the circumstances surrounding the company being analyzed. For example, the Adviser's proxy voting guidelines provide that it will generally recommend that the Adviser vote in favor of management proposals that seek to protect and enhance the best interest of shareholders by promoting, among other things, (i) director independence, (ii) a record of positive performance, (ii) a breadth and depth of experience with respect to management and directors, (iv) management accountability (with respect to company performance), and (v) transparency and integrity of the financial reporting process. The Adviser has also engaged Investor Responsibility Research Center to actually vote proxies in accordance with its directions.

         You may obtain a copy of the Trust's and the Adviser's proxy voting policy by calling Shareholder Services at (877) 289-4769 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


                        DETERMINATION OF NET ASSET VALUE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding

         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2005 is as follows:

                       $7,298,924  =  $13.40
                        544,776

                               REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


                         Status and Taxation of the Fund

         The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,953,783, of which $ 527,888 expires in 2008 and $2,425,895 expires in 2010.

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. As a result, such persons may be deemed to be affiliates of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). Unified began providing accounting services to the Fund (including the Predecessor Fund) on November 1, 1998.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

         For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Adviser during the last three fiscal years:

----------------------------- ----------------------- ----------------------------- ----------------------------
                              Fees      Paid     for                                Fees        Paid        for
Fiscal Year Ended             Transfer        Agency  Fees  Paid  for   Accounting  Administrative Services
                              Services                Services
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2005              $14,697                 $18,000                       $30,000
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2004              $16,094                 $23,937                       $31,613
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2003              $14,009                 $16,200                       $25,000
----------------------------- ----------------------- ----------------------------- ----------------------------

                    INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

         The firm of Cohen McCurdy, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as independent registered public accountants for the Fund for the fiscal year ending October 31, 2006. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                   DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

                              FINANCIAL STATEMENTS

         The financial statements and independent registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005. You can obtain the Annual Report without charge upon written request or request by telephone.









































                               GLOBALT GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION


February 25, 200528, 2006


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated February 25, 2005.28, 2006. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 20042005 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling Shareholder Services at (877) BUY-GROWX (877/ 289-4769).


TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2





ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3





INVESTMENT LIMITATIONS.......................................................65





INVESTMENT ADVISER...........................................................87





TRUSTEES AND OFFICERS........................................................11





CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................13


PORTFOLIO TURNOVER...........................................................14


PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................14





DISCLOSURE OF PORTFOLIO HOLDINGS...........................................1516





PROXY VOTING POLICY........................................................1617





DETERMINATION OF NET ASSET VALUE.............................................17





REDEMPTION IN-KIND.........................................................1819





ADDITIONAL TAX INFORMATION...................................................18





INVESTMENT PERFORMANCE.......................................................18





STATUS AND TAXATION OF THE FUND............................................2019





CUSTODIAN..................................................................2221





FUND SERVICES..............................................................2221





INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS....................................22





DISTRIBUTOR................................................................2322





FINANCIAL STATEMENTS.......................................................2322

                        DESCRIPTION OF THE TRUST AND FUND

       GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment adviser is GLOBALT, Inc. (the "Adviser").

         On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable for further calls or to assessment by the Trust without his or her express consent.


                  Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each shareAll shares of the Fund isare subject to involuntary redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholdersTrustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


      As of January 28, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Mercer Trust Company, One Investor Way, Norwood, MA - 23.45%; NBC, 1927 First Avenue North, Birmingham, AL - 13.85%; Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 6.69%; B. Hackney, 2 Office Park Circle, Suite #1, Birmingham, AL - 6.00%; J. Turbidy, 1010 Arbor Trace, Atlanta, GA - 5.68%; and C.R. Cooper, 1927 Firth Ave. North, Birmingham, AL - 5.23%. As of January 28, 2005, no one person controlled more than 25% of the Fund and, as such, the Fund had no controlling shareholders.

      As of January 28, 2005, the officers and trustees as a group owned less than one percent (1%) of the Fund. For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

         The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

         B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy (subject to review by the Board of Trustees). The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

         D. Fixed Income Securities. The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

                  (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         F. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

                  Options on securities which the Fund sells (writes) will be "covered." The sale of a call option will be covered either 1) by owning the underlying security or (for an option on a stock index) by holding a portfolio of securities substantially replicating the movement of the index, 2) by segregating with the Custodian high quality liquid debt obligations equal to the current market price of the security or index, marked to market daily, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold call and the strike price of the purchased call. The sale of a put option will be covered either 1) by segregating with the Custodian high quality liquid debt obligations equal to the amount necessary to purchase the underlying security if exercised, marked to market daily, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold put and the strike price of the purchased put. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

                  The Fund may also engage in multiple option transactions involving the same underlying stock or index. Generally, the adviser would use a multiple option strategy only in special situations to reduce the cost of the hedge or to enhance the Fund's return. In such cases, each option sold by the Fund will be covered as described in the preceding paragraph.

                  The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Further, the total premium paid for any option may be lost if the Fund does not exercise the option, or in the case of over-the-counter options, the writer does not perform its obligations.

         G. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

      H. Portfolio Turnover. Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2004 was 144%, and the prior fiscal year's portfolio turnover rate was 124%.

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff and (b) as described in the Prospectus and this SAI.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more than 25% of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations-Fundamental" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

         5. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

     6. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

         7. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                               INVESTMENT ADVISER

     GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 serves as investment adviser the Fund. Synovus Financial Corp. ("Synovus") may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company.

         Under the terms of the management agreement ("Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 28, 20062007 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the average daily net assets for that period.

    The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on March 14, 2004. The Trustees held a teleconference with one of the Fund's Portfolio Managers who provided an overview of the Adviser's business operations and was available to answer any questions that the Trustees had with respect to the Fund. The Portfolio Manager advised the Board that there were no significant changes to the Adviser's business operations. The Portfolio Manager also stated that, at the time, the Adviser was managing over $1 billion in separate accounts and wrap fee accounts, and that the Adviser and its parent company, Synovus Financial Corp., were actively involved in attempting to increase the Adviser's assets under management. The Portfolio Manager discussed the performance of the Fund and presented the Trustees with his outlook for the market. The Portfolio Manager also confirmed that the Adviser had agreed to continue capping the Fund's expenses through February 2006.

    Prior to approving the Agreement, the Trustees reviewed the Fund's performance, total expense ratio and management fee compared to its peer group. The Trustees noted that the Adviser's financial condition appeared strong from the financial statements presented in the board materials. The Trustees discussed the fact that the Adviser has a long history of providing investment advisory services, and currently has over $1 billion in assets under management. The Trustees also noted that the Fund's total expense ratio is lower than its peer group (1.17% for the Fund compared to an average of 1.56% for mutual funds of similar size and strategy). The Trustees reviewed the Fund's performance and noted that the Fund outperformed its benchmark for the one-year period. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the renewal of the Agreement between the Trust and the Adviser was in the best interests of the Fund and its shareholders.

     The following table describes the advisory fees paid to the Adviser by the Fund for the last three fiscal periods.

------------------------------------- ------------------------ ------------------------ ---------------------------
         Fiscal Year Ended                Advisory Fees              Total Fees               Net Advisory
                                             Accrued                 Reimbursed                 Fees Paid
                                                                   and/or Waived
------------------------------------- ------------------------ ------------------------ ---------------------------
------------------------------------- ------------------------ ------------------------ ---------------------------
         October 31, 2002                    $126,084                  $2,463                   $123,621
------------------------------------- ------------------------ ------------------------ ---------------------------
------------------------------------- ------------------------ ------------------------ ---------------------------
         October 31, 2003                    $94,853                   $2,266                    $92,587
------------------------------------- ------------------------ ------------------------ ---------------------------
------------------------------------- ------------------------ ------------------------ ---------------------------
         October 31, 2004                    $105,522                  $1,744                   $103,778
------------------------------------- ------------------------ ------------------------ ---------------------------

About the Portfolio Managers

     Gary E. Fullam, CFA, Gregory S. Paulette, CFA, Kimberly D. Woody, Jason M. Recio, CFA and C. Bryan Lassiter all serve on the Adviser's Investment Policy Committee and are jointly and primarily responsible for making the investment decisions for the Fund (each, a "Portfolio Manager"). Mr. Fullam has the ultimate authority for the Fund's investment decisions. As of October 31, 2004, each Portfolio Manager was responsible for the management of the following types of accounts:

------------------------------- --------------------- ------------------ ----------------------------- ------------------------
Portfolio Manager               Number of Accounts    Total Assets By    Number of Accounts by Type    Total Assets By
                                                                                                       Account Type Subject
                                by Account Type       Account Type       Subject to a Performance Fee  to a Performance Fee
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
Gary E. Fullam                  Mutual Funds:         None               N/A                           N/A


                                Retail Accounts: 286
                                                      $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A


                                Retail Accounts: 286
Gregory S. Paulette                                   $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A


                                Retail Accounts: 286
Kimberly D. Woody                                     $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
                                Mutual Funds:         None               N/A                           N/A


                                Retail Accounts: 286
Jason M. Recio                                        $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                      None               N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
------------------------------- --------------------- ------------------ ----------------------------- ------------------------
C. Bryan Lassiter Mutual Funds: None N/A N/A


                                Retail Accounts: 286
                                                      $984,397,410       3                             33,110,961

                                Hedge Funds:
                                                                         N/A                           N/A
------------------------------- --------------------- ------------------ ----------------------------- ------------------------

         Each Portfolio Manager is compensated for his or her services by the Adviser. For the fiscal year ended October 31, 2004, each Portfolio Manager's compensation consisted of a fixed salary and a discretionary bonus that is not tied to the performance of the Fund or any private client account. Like all employees of the Adviser, each Portfolio Manager is eligible to participate in the Adviser's profit sharing and pension plans. Although each individual Portfolio Manager's compensation is not tied to the performance of any private client account, the Adviser receives a performance fee with respect to three private retail accounts. The performance fee may create a potential conflict of interest by providing an incentive for the Adviser to allocate more volatile stocks with greater capital appreciation opportunity to the retail accounts with performance fee rather the Fund.

         To the extent the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

         As of October 31, 2004, the Portfolio Managers' ownership of the Fund was as follows:

                        -------------------------------------------- -------------------------------------

                        Portfolio Manager                                Dollar Range of Fund Shares

                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Gary E. Fullam                                        $100,001-$500,000

                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Gregory S. Paulette                                   $100,001-$500,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Kimberly D. Woody                                      $10,001-$50,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Jason M. Recio                                            $1-$10,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        C. Bryan Lassiter None
                        -------------------------------------------- -------------------------------------

         The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         A discussion of the factors that the Board considered in approving the Fund's management agreement is included in the Fund's annual or semi-annual report, as applicable.

         The following table describes the advisory fees paid to the Adviser by the Fund for the last three fiscal periods.

     -------------------------------- ------------------------ ------------------------------- ---------------------------
           Fiscal Year Ended              Advisory Fees          Total Fees Reimbursed               Net Advisory
                                             Accrued                  and/or Waived                    Fees Paid
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2003                 $94,853                      $2,266                        $92,587
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2004                 $105,522                     $1,744                       $103,778
     -------------------------------- ------------------------ ------------------------------- ---------------------------
     -------------------------------- ------------------------ ------------------------------- ---------------------------
            October 31, 2005                 $95,634                        $4,749                       $90,885
     -------------------------------- ------------------------ ------------------------------- ---------------------------

About the Portfolio Managers

     Gary E. Fullam, CFA, Gregory S. Paulette, CFA, Kimberly D. Woody, Jason M. Recio, CFA and C. Bryan Lassiter all serve on the Adviser's Investment Policy Committee and are jointly and primarily responsible for making the investment decisions for the Fund (each, a "Portfolio Manager"). Mr. Fullam has the ultimate authority for the Fund's investment decisions. As of October 31, 2005, each Portfolio Manager was responsible for the management of the following types of accounts:

--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
Portfolio Manager           Number of Accounts by   Total Assets By      Number of Accounts by Type    Total Assets By
                                                                                                       Account Type Subject
                            Account Type            Account Type         Subject to a Performance Fee  to a Performance Fee
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
Gary E. Fullam              Investment Companies:   Investment           Investment Companies: None    Investment  Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment Vehicles:
                            Pooled   Investment     Pooled  Investment   None                          Pooled    Investment
                            Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other  Accounts:     Other  Accounts: 3
                                                    $834,600,000                                       Other    Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment Companies:   Investment           Investment Companies: None    Investment  Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment Vehicles:
                            Pooled   Investment     Pooled  Investment   None                          Pooled    Investment
Gregory S. Paulette         Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other  Accounts:     Other  Accounts: 3
                                                    $834,600,000                                       Other    Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment Companies:   Investment           Investment Companies: None    Investment  Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment Vehicles:
                            Pooled   Investment     Pooled  Investment   None                          Pooled    Investment
Kimberly D. Woody           Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other  Accounts:     Other  Accounts: 3
                                                    $834,600,000                                       Other    Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment Companies:   Investment           Investment Companies: None    Investment  Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment Vehicles:
                            Pooled   Investment     Pooled  Investment   None                          Pooled    Investment
Jason M. Recio              Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other  Accounts:     Other  Accounts: 3
                                                    $834,600,000                                       Other    Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------
                            Investment Companies:   Investment           Investment Companies: None    Investment  Companies:
                            0                       Companies: 0                                       None

                                                                         Pooled Investment Vehicles:
                            Pooled   Investment     Pooled  Investment   None                          Pooled    Investment
C. Bryan Lassiter           Vehicles: 0             Vehicles: 0                                        Vehicles: None


                            Other  Accounts: 78     Other  Accounts:     Other  Accounts: 3
                                                    $834,600,000                                       Other    Accounts:
                                                                                                       $33,299,566
--------------------------- ----------------------- -------------------- ----------------------------- ------------------------

         Each Portfolio Manager is compensated for his or her services by the Adviser. For the fiscal year ended October 31, 2005, each Portfolio Manager's compensation consisted of a fixed salary and a discretionary bonus that is not tied to the performance of the Fund or any private client account. Like all employees of the Adviser, each Portfolio Manager is eligible to participate in the Adviser's profit sharing and pension plans. Although each individual Portfolio Manager's compensation is not tied to the performance of any private client account, the Adviser receives a performance fee with respect to three private accounts. The performance fee on these accounts is calculated by comparing the returns in the accounts, on a pre-tax basis, to those of the S&P 500 Index or Russell 1000 Growth Index for the relevant. The performance fees may create a potential conflict of interest by providing an incentive for the Adviser to allocate more volatile stocks with greater capital appreciation opportunity to the retail accounts with performance fee rather the Fund.

         To the extent the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the participating client. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be allocated on a pro rata, average price per share basis.

         As of October 31, 2005, the Portfolio Managers' ownership of the Fund was as follows:

                        -------------------------------------------- -------------------------------------

                        Portfolio Manager                                Dollar Range of Fund Shares

                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Gary E. Fullam                                        $100,001-$500,000

                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Gregory S. Paulette                                   $100,001-$500,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Kimberly D. Woody                                      $10,001-$50,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        Jason M. Recio                                            $1-$10,000
                        -------------------------------------------- -------------------------------------
                        -------------------------------------------- -------------------------------------
                        C. Bryan Lassiter None
                        -------------------------------------------- -------------------------------------

                              TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. The following table provides information regarding the Independent Trustees. Trustees who are not interested persons of the Trust (each an "Independent Trustee" and collectively, the "Independent Trustees").

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
ComplexTrust,** and Term of Position with Trust       and Other  Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Funds  since  1995   andNon-voting   Chairman  of  Investment
                                                      Committee  of WH  Donner  Foundation  and WH  Donner  Canadian
                                                      Foundation  since June 2005;  Trustee  of  AmeriPrime  Advisors
                                                      Trust  sincefrom  July 2002;  Trustee of CCMI Funds  since June
                                                      2003 to September 2005;  Trustee of Access  Variable  Insurance
                                                      Trust  sincefrom  April  2003.2003 to August 2005;  Trustee of
                                                      AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present; Independent Advisors Trust sincefrom
November 2002 andto September 2005; Trustee, December 2002 to present Trustee of
AmeriPrime Funds sincefrom December 2002 to July
                                                      2005;  Trustee of CCMI Funds sincefrom June 2003.2003 to March
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Independent Trustee, December 2002 to present         and General  Manager from 1990 to 2003;  Trustee of AmeriPrime
                                                      Advisors Trust from November 2002 to September  2005;  Trustee of The  Unified  Funds  from 1994 to 2002;  Trustee  of Firstar
                                                      Select Funds,  a REIT mutual fund,  from 1997 to 2000;  Trustee
                                                      of   AmeriPrime   Advisors   Trust  since   November  2002  and
                                                      AmeriPrime Funds sincefrom  December 2002 to July 2005; Trustee of CCMI Funds sincefrom June 2003.2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204. ** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund ComplexThe Trust currently consists of 2634 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met foursix times forduring the year ended December 31, 2004. 2005.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*,  (Date of Birth), Position with Fund  Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and Legal  Counsel of The
                                                      Webb  Companies,  a national real estate  company,  since 2001,
Trustee, December 2002 to present                     Executive  Vice  President  and  Director  from  1990 to  2000;
                                                      Director of First State  Financial since 1998;  Director,  Vice
                                                      President  and Legal Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since 1989;  Trustee of
                                                      AmeriPrime  Advisors Trust since November 2002 and;  Trustee of
                                                      AmeriPrime Funds sincefrom  December 2002 to July 2005; Trustee of CCMI Funds sincefrom June 2003.2003 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice  President of Unified Fund  Services,  Inc., the
                                                      Trust's  administrator,  since June 2004,2005,  Executive Vice
President, July 2004 to present                       President  from June 2004 to June 2005,  Senior Vice  President from April 2003 to June 2004;  Senior Vice  President and Chief
                                                      Information  Officer of Unified Financial  Services,  Inc., the
                                                      parent company of the Trust's  administrator  and  distributor, from 1997 to November  2004;  President  of  AmeriPrime  Funds,
                                                      AmeriPrime  Advisors Trust, and since July 2004;  President of
                                                      AmeriPrime  Funds  from July 2004 to July  2005;  President  of
                                                      CCMI Funds sincefrom July 2004.2004 to March 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief  Financial   Officer  and  Executive  Vice  President  of
                                                      Unified  Financial  Services,  Inc.,  the parent company of the
Chief Financial Officer and Treasurer, December Trust's administrator and distributor, since 1989, Director 2002 to present from 1989 to March 2002;
Director of Unified Financial
                                                      Securities, Inc., the
                                                      Trust's distributor, since
                                                      December 2004, Chief
                                                      Financial Officer and
                                                      Executive Vice President
                                                      since June 1990; Executive
                                                      Vice President, Treasurer,
                                                      and Chief Financial
                                                      Officer of Unified Fund
                                                      Services, Inc., the
                                                      Trust's administrator,
                                                      since 1990, Director since
                                                      2004; Treasurer and Chief
                                                      Financial Officer of
                                                      AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust
                                                      since October 2002;
                                                      Treasurer and Chief
                                                      Financial Officer of CCMI
                                                      Funds since June 2003;
                                                      Treasurer of The Unified
                                                      Funds from 1994 to 2002
                                                      and Firstar Select Funds
                                                      from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice  President of Unified  Fund  Services,  Inc.,  the Trust's
                                                      administrator,  since December  2003;  Assistant Vice President
Chief Financial Officer and Treasurer, July 2005 to of U.S. Bancorp Fund
Services LLC from 2000 to December 2003, present; Secretary, September 2004 to
June 2005; Trust Officer from 1998 to 2000; SecretaryChief Financial Assistant
Secretary, July 2005 to present Officer and Treasurer of AmeriPrime Funds,
AmeriPrime Advisors
                                                      Trust, and CCMI Funds
                                                      since September
                                                      2004Advisors Trust since
                                                      July 2005; Secretary of
                                                      AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust
                                                      from September 2004 to
                                                      June 2005; Secretary of
                                                      CCMI Funds from September
                                                      2004 to March 2005;
                                                      Principal Accounting
                                                      Officer of Lindbergh Funds
                                                      from February 2004 to
                                                      February 2005.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer  of  AmeriPrime  Funds,   AmeriPrime
                                                      Advisors Trust, and CCMI Funds since since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance  Officer of  AmeriPrime  Funds from October 2004 to
                                                      July  2005;  Chief  Compliance   Officer  of  CCMI  Funds  from
                                                      October  2004  to  March  2005;  Chief  Compliance  Officer  of
                                                      Unified Financial  Securities,  Inc., the Trust's  distributor, since  December  2004 and from 1997 to  2000,2000  and 2004 to
                                                      2005 Chairman from 1997 to December  2004,  President from 1997 to 2000;  Director  of  Compliance  of Unified  Fund  Services,
                                                      Inc.,   the  Trust's   administrator,   from  October  2003  to
                                                      September 2004; Chief Compliance  Officer of Unified  Financial
                                                      Services,   Inc.,   the   parent   company   of   the   Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Heather A. Barnes (1975)                              Employed  by  Unified  Fund   Services,   Inc.,  the  Trust's
Secretary, July 2005 to present                       administrator,  since  January 2004 and from  December 1999 to
                                                      January 2002; Regional
                                                      Administrative Assistant
                                                      of The Standard Register
                                                      Company from February 2003
                                                      to January 2004; Full time
                                                      student at Indiana
                                                      University from January
                                                      2002 to June 2002;
                                                      Secretary of AmeriPrime
                                                      Advisors Trust since July
                                                      2005.
----------------------------------------------------- ----------------------------------------------------------------

     * The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex, which currently consists of 2634 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.


         The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.2005.

-------------------------------------- ------------------------------------- ---------------------------------------------
                                                                               Aggregate Dollar Range of Shares of All
                                           Dollar Range of Fund Shares              Funds Within the Fund Complex*
               Trustee
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Gary E. Hippenstiel                                    None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Ronald Tritschler                                      None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Stephen Little                                         None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------
-------------------------------------- ------------------------------------- ---------------------------------------------
Daniel Condon                                          None                                      None
-------------------------------------- ------------------------------------- ---------------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex , which currently consists of 2634 series.

         Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 26 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex. at the same rate.

================================ ===================== ====================== =================== =====================
                                      Aggregate             Pension or         Estimated Annual    Total Compensation
                                     Compensation       Retirement Benefits     Benefits Upon     from Trust and Fund
     Independent Trustees          from Thethe Fund     Accrued As Part of        Retirement            Complex*
                                  Fund Expenses
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Gary  E.  Hippenstiel,  Trustee      $1,385 1,324               $0                    $0             $36,00045,000
and   Chairman   of  the  Audit
Committee
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Stephen A. Little,  Chairman of      $1,3851,324                $0                    $0             $36,00045,000
the Board**
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Daniel Condon, Trustee                $9231,030                 $0                    $0                $24,000
                                                                                                         35,000
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
================================ ===================== ====================== =================== =====================
                                      Aggregate             Pension or         Estimated Annual    Total Compensation
 Non-Independent Trustees and        Compensation       Retirement Benefits     Benefits Upon     from Trust and Fund
           Officers                from Thethe Fund     Accrued As Part of        Retirement            Complex*
                                  Fund Expenses
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee         $9231,030                 $0                    $0             $24,00035,000
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
------------------------------------ -------------------- ------------------- ------------------- ---------------------
Thomas   G.   Napurano,   CFO   and          $0                   $0                  $0                   $0
Treasurer
------------------------------------ -------------------- ------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Anthony Ghoston,  President and           $0                    $0                    $0                   $0
CEO
================================ ===================== ====================== =================== =====================
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Freddie  Jacobs,  SecretaryCFO            $0                    $0                    $0                   $0
and Treasurer
================================ ===================== ====================== =================== =====================
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Lynn  Wood,   Chief  Compliance      $4,3104,265                $0                    $0           $125,000***145,000
Officer
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
-------------------------------- --------------------- ---------------------- ------------------- ---------------------
Heather Barnes, Secretary                 $0                    $0                    $0                   $0
================================ ===================== ====================== =================== =====================

  * The Trust currently consists of 34 series.
    * Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. As of January 31, 2006, the following persons were considered to be either a control person or principal shareholder of the Fund:

----------------------------------------------- ---------------------------- ---------------------------
Name and Address                                % Ownership                  Type of Ownership

----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 National Financial Services Corp                         30.87%             Beneficial
     1 World Financial Center
     200 Liberty Street
     New York, NY 10281
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 NBC Securities Inc.                                      25.10%             Beneficial
     1927 First Avenue North
     Birmingham, AL
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Schwab & Co.                                      7.26%             Beneficial
     101 Montgomery Street
     San Francisco, CA 94104
----------------------------------------------- ---------------------------- ---------------------------
----------------------------------------------- ---------------------------- ---------------------------
 Charles Harman                                            5.81%             Record
     615 Tuxedo Pl. NW
     Atlanta, GA
----------------------------------------------- ---------------------------- ---------------------------

        As of January 30, 2006, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

    ** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.
                               PORTFOLIO TURNOVER

         Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund's portfolio turnover rate is a measure of the Fund's portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund's portfolio turnover rate for the fiscal years ended October 31, 2004, and 2005 was 124% and 123%, respectively.


    *** From Fund Complex and the three series in the CCMI Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         During the fiscal year ended October 31, 2004,2005, the Adviser did not direct any brokerage commissions to brokers as a result of arrangements with such brokers to provide research services to the Fund.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

      For the fiscal years ended October 31, 2002, 2003 and 2004, the Fund paid The following table describes the brokerage commissions of $49,983, $21,713 and $42,901, respectivelypaid by the Fund for the last three fiscal years.
========================= ====================== =====================
Fiscal Year Ended          Fiscal Year           Fiscal Year
October 31, 2003              Ended                  Ended
                         October 31, 2004        October 31,
                                                      2005
------------------------- ---------------------- ---------------------
------------------------- ---------------------- ---------------------
    $21,713                  $42,901                $31,667
========================= ====================== =====================


                  The Trust and, the Adviser and the Fund's Distributor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant tounder Rule 17j-1 of the 1940 Act, and the Adviser's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the FundTrust, the Adviser or the AdviserDistributor, free of charge, by calling the FundShareholder Services at (877) 289-4769. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

         The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

         The Fund releases portfolio holdings to third- party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisorsadvisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include: (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., advisory or custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Typically, third-party service providers are prohibited from entering into personal trades based on portfolio information provided by the Fund based on the provider's code of ethics or fiduciary or regulatory principles. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

         Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to third-party rating or ranking agencies and data reporting platforms on a periodic basis. These third-party providers may not be subject toMorningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser, nor any of its affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality or restrictions on personal trading. To the extent that a Fund becomes aware that a third-party is not subject to these restrictions, the Fund will disclose portfolio holdings on a delayed basis (e.g., portfolio holdings previously filed with the SEC or otherwise disclosed to the general public) in an attempt to prevent any misuse of material, non-public information about the Fund's portfolio holdingsnor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to the Adviser's website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Adviser's website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

         Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings.


                               PROXY VOTING POLICY

         The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

         The Adviser's policy provides that it will generally direct proxies to be voted in accordance with the recommendations of Glass Lewis & Co., an independent research firm that the Adviser has engaged to provide proxy voting-related research. Adviser's proxy voting guidelines provide that, for the most part, proxy issues will be reviewed on a case-by-case basis, taking into account the circumstances surrounding the company being analyzed. For example, the Adviser's proxy voting guidelines provide that it will generally recommend that the Adviser vote in favor of management proposals that seek to protect and enhance the best interest of shareholders by promoting, among other things, (i) director independence, (ii) a record of positive performance, (ii) a breadth and depth of experience with respect to management and directors, (iv) management accountability (with respect to company performance), and (v) transparency and integrity of the financial reporting process. The Adviser has also engaged Investor Responsibility Research Center to actually vote proxies in accordance with its directions.

         You may obtain a copy of the Trust's and the Adviser's proxy voting policy by calling Shareholder Services at (877) 289-4769 to request a copy, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC and, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respectThe actual voting records relating to portfolio securities for eachduring the most recent 12-month period ended June 30 (starting with the year ended June 30th will be30, 2004) are filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will beis also available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


                        DETERMINATION OF NET ASSET VALUE

         The price (net asset value) of the shares of the Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets                 =  Net Asset Value Per Share
                      Shares Outstanding

         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 20042005 is as follows:

                       $8,223,351  =  $12.26
                        670,615
                       $7,298,924  =  $13.40
                        544,776

                               REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeemingbeing redeemed is over the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

                           ADDITIONAL TAX INFORMATION

         The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.



         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,910,737, of which $ 1,484,842 expires in 2009 and $2,425,895 expires in 2011.


                             INVESTMENT PERFORMANCE

      The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.
         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:
                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

         The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:
                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and
                                    redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

      The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

      The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or the Russell 1000 Growth Index.

      In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                         STATUS AND TAXATION OF THE FUND

         The Fund was organized as a series of a business trust, butand intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement"); o Diversify its investments in securities within certain statutory limits; and o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,953,783, of which $ 527,888 expires in 2008 and $2,425,895 expires in 2010.

         The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                                    CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. As a result, such persons may be deemed to be affiliates of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). Unified began providing accounting services to the Fund (including the Predecessor Fund) on November 1, 1998.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

         For its transfer agency, fund accounting and administrative services, Unified received the following fees from the Adviser during the last three fiscal year ended October 31, 2004years:

----------------------------- ----------------------- ----------------------------- ----------------------------
                              Fees    Paid    for     Fund                          Fees      Paid     for
Fiscal Year Ended             Transfer        Agency  Fees  Paid  for   Accounting  Administrative FeesServices
                              FeesServices            FeesServices
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2005              $14,697                 $18,000                       $30,000
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2004              $16,094                 $23,937                       $31,613
----------------------------- ----------------------- ----------------------------- ----------------------------
----------------------------- ----------------------- ----------------------------- ----------------------------
October 31, 2003              $14,009                 $16,200                       $25,000
----------------------------- ----------------------- ----------------------------- ----------------------------

                    INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

         The firm of Cohen McCurdy, Ltd., 826800 Westpoint Parkway, Suite 12501100, Westlake, Ohio 44145, has been selected as independent registered public accountants for the Fund for the fiscal year ending October 31, 2005.2006. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                                   DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS"), the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS, the parent company of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

                              FINANCIAL STATEMENTS

         The financial statements and independent auditors'registered public accountant's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004.2005. You can obtain the Annual Report without charge upon written request or request by telephone.

                                                       - 57 -
Document comparison done by DeltaView on Monday, February 27, 2006 7:08:12 PM
------------------------------------------------------------------------------
Input:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Document 1              interwovenSite://SSADWP-DMS/DMS/2265247/6
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Document 2              interwovenSite://SSADWP-DMS/DMS/2265247/7
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rendering set           MS Word Proof
------------------------------------------------------------------------------

--------------------------------------------------------------
Legend:
--------------------------------------------------------------
--------------------------------------------------------------
Insertion
--------------------------------------------------------------
--------------------------------------------------------------
Deletion
--------------------------------------------------------------
--------------------------------------------------------------
Moved from
--------------------------------------------------------------
--------------------------------------------------------------
Moved to
--------------------------------------------------------------
--------------------------------------------------------------
Style change
--------------------------------------------------------------
--------------------------------------------------------------
Format change
--------------------------------------------------------------
--------------------------------------------------------------
Moved deletion
--------------------------------------------------------------
--------------------------------------------------------------
Inserted cell
--------------------------------------------------------------
--------------------------------------------------------------
Deleted cell
--------------------------------------------------------------
--------------------------------------------------------------
Moved cell
--------------------------------------------------------------
--------------------------------------------------------------
Split/Merged cell
--------------------------------------------------------------
--------------------------------------------------------------
Padding cell
--------------------------------------------------------------

--------------------------------------------------------------
Statistics:
--------------------------------------------------------------
--------------------------------------------------------------
                          Count
--------------------------------------------------------------
--------------------------------------------------------------
Insertions                                                304
--------------------------------------------------------------
--------------------------------------------------------------
Deletions                                                 284
--------------------------------------------------------------
--------------------------------------------------------------
Moved from                                                 22
--------------------------------------------------------------
--------------------------------------------------------------
Moved to                                                   22
--------------------------------------------------------------
--------------------------------------------------------------
Style change                                                0
--------------------------------------------------------------
--------------------------------------------------------------
Format changed                                              0
==============================================================
==============================================================
Total changes                                             632
==============================================================














PART C. OTHER INFORMATION

Item 22. Exhibits

(1)                        (a) Financial Statements included in Part A:
                           Financial Highlights Table for each of Dreman Contrarian Large Cap Fund, Dreman Contrarian Mid Cap Fund, Dreman Contrarian Small Cap Fund, Becker Value Equity Fund, Becker Small Cap Value Equity Fund, GLOBALT Growth Fund and Marathon Value Portfolio.

                  (b) Financial Statements included in Part B: Audited Financial Statements for each of Dreman Contrarian Large Cap Fund, Dreman Contrarian Mid Cap Fund, Dreman Contrarian Small Cap Fund, Becker Value Equity Fund, Becker Small Cap Value Equity Fund, GLOBALT Growth Fund and Marathon Value Portfolio.

          (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (c) Instruments Defining Rights of Security Holders - None.

                  (d) Investment Advisory Contracts.

1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6. Copy of Registrant's Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund
                                         - To be Filed.

7. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman
                                         Contrarian Large Cap Value Fund,
                                         approved September 7, 2003 - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated September 12, 2003 and
                                         incorporated herein by reference.

8. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman
                                         Contrarian Mid Cap Value Fund, approved
                                         September 7, 2003 - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated September 12, 2003 and
                                         incorporated herein by reference.

9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman
                                         Contrarian Small Cap Value Fund,
                                         approved September 7, 2003 - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated September 12, 2003 and
                                         incorporated herein by reference.

10. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated December 29, 2003 and
                                         incorporated herein by reference.

11. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

12. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004
                                         - Filed with Registrant's registration
                                         statement on Form N-1A dated September
                                         28, 2004 and incorporated herein by
                                         reference.

15. (a) Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Marco Investment Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the Marco
                                         Targeted Return Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated February 23, 2006 and
                                         incorporated herein by reference.

16.                                      Copy of Registrant's Management
                                         Agreement with Becker Capital
                                         Management, Inc. with regard to the
                                         Becker Small Cap Value Equity Fund
                                         approved December 13, 2004 - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated October 20, 2004 and
                                         incorporated herein by reference.

17.                                      (a) Copy of Registrant's Management
                                         Agreement with Leader Capital
                                         Corporation with regard to the Leader
                                         Short-Term Bond Fund approved March 14,
                                         2005 - Filed with Registrant's
                                         registration statement on Form N-1A
                                         dated May 11, 2005 and incorporated
                                         herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Leader Capital Corporation regarding
                                         fee waiver and expense reimbursement
                                         with respect to the Leader Short-Term
                                         Bond Fund - Filed with Registrant's
                                         registration statement on Form N-1A
                                         dated February 23, 2006 and
                                         incorporated herein by reference.

18. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

19. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

20. Copy of Registrant's Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

21. (a) Copy of Registrant's Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated July 27 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Archer Investment Corporation regarding
                                         fee waiver and expense reimbursement
                                         with respect to the Archer Balanced
                                         Fund - Filed with Registrant's
                                         registration statement on Form N-1A
                                         dated February 23, 2006 and
                                         incorporated herein by reference.

22. Copy of Registrant's Management Agreement with The Roosevelt Investment Group with respect to the Abacus Bull Moose Growth Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

23. (a) Copy of Registrant's Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Polynous Capital Management, Inc.
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Polynous Growth Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated September 30, 2005 and
                                         incorporated herein by reference.

24. Copy of Registrant's amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund - Filed with Registrant's registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

25. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Nashville Capital Corporation regarding
                                         fee waiver with respect to the
                                         Monteagle Fixed Income Fund - Filed
                                         with Registrant's registration
                                         statement on Form N-1A dated September
                                         30, 2005 and incorporated herein by
                                         reference.

26. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

27. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005
                                         - Filed with Registrant's registration
                                         statement on Form N-1A dated August 5,
                                         2005 and incorporated herein by
                                         reference.

                                    (b)  Form of Side Letter Agreement with
                                         Nashville Capital Corporation regarding
                                         fee waiver with respect to the
                                         Monteagle Value Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated September 30, 2005 and
                                         incorporated herein by reference.

28. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

29. (a) Copy of Registrant's Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Nashville Capital Corporation regarding
                                         fee waiver with respect to the
                                         Monteagle Large Cap Growth Fund - Filed
                                         with Registrant's registration
                                         statement on Form N-1A dated September
                                         30, 2005 and incorporated herein by
                                         reference.

30. Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

31. Copy of Registrant's Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

32. (a) Copy of Registrant's Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Quixote Capital Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the QCM
                                         Absolute Return Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A August 6, 2005 and
                                         incorporated herein by reference.

33. (a) Copy of Registrant's Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with The
                                         Symphony Wealth Management regarding
                                         fee waiver and expense reimbursement
                                         with respect to The Symphony Wealth
                                         Management Ovation Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A November 30, 2005 and
                                         incorporated herein by reference.

34. a) Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         between The Symphony Wealth Management,
                                         LLC and Breen Financial Corporation
                                         regarding sub-advisory fee waiver and
                                         expense reimbursement with respect to
                                         The Symphony Wealth Management Ovation
                                         Fund - Filed with Registrant's
                                         registration statement on Form N-1A
                                         November 30, 2005 and incorporated
                                         herein by reference.

35. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         GERONIMO Partners Asset Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Geronimo Multi-Strategy Fund - Filed
                                         with Registrant's registration
                                         statement on Form N-1A December 7, 2005
                                         and incorporated herein by reference.

36. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         GERONIMO Partners Asset Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Geronimo Option & Income Fund - Filed
                                         with Registrant's registration
                                         statement on Form N-1A December 7, 2005
                                         and incorporated herein by reference.

37. (a) Copy of Registrant's Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         GERONIMO Partners Asset Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Geronimo Sector Opportunity Fund -
                                         Filed with Registrant's registration
                                         statement on Form N-1A December 7, 2005
                                         and incorporated herein by reference.

38. (a) Copy of Registrant's Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund - Filed with Registrant's registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Tributary Capital Management, LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Tributary Income Fund - Filed with
                                         Registrant's registration statement on
                                         Form N-1A dated February 2, 2006 and
                                         incorporated herein by reference.

39. (a) Copy of Registrant's Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Focus Fund - Filed with Registrant's registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

                                    (b)  Form of Side Letter Agreement with
                                         Toreador Research & Trading LLC
                                         regarding fee waiver and expense
                                         reimbursement with respect to the
                                         Toreador Large Cap Focus Fund Tributary
                                         Income Fund - Filed with Registrant's
                                         registration statement on Form N-1A
                                         dated February 2, 2006 and incorporated
                                         herein by reference.

                  (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

                           (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

                           (6) Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated September 30,
                                    2005 and incorporated herein by reference.

                  (f) Bonus or Profit Sharing Contracts - None.

                  (g)      Custodian Agreements.

                           (1) Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                           (2)      (a) Custodian Agreement. Copy of
                                    Registrant's Custodian Agreement with U.S.
                                    Bank, N.A., dated September 23, 2005 - Filed with Registrant's registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

                                    (b)     Amendment to Custodial Agreement
                                            between U.S. Bank, N.A. and
                                            Registrant, dated December 2005 -
                                            Filed with Registrant's registration
                                            statement on Form N-1A December 7,
                                            2005 and incorporated herein by
                                            reference.

                           3 Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                  (h) (1) Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., - Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

                           (2) (a) Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

                                    (b)     Letter Agreement between Nashville
                                            Capital Corporation and First
                                            Farmers & Merchants Bank of
                                            Columbia, Tennessee with regard to
                                            the Monteagle Funds waiving fees for
                                            2006 fiscal year.

                  (i) Legal Opinion and Consent - None.

                  (j) Other Opinions - Consent of Cohen McCurdy, Ltd. to the use of the audited financial statements of each of each of Dreman Contrarian Large Cap Fund, Dreman Contrarian Mid Cap Fund, Dreman Contrarian Small Cap Fund, Becker Value Equity Fund, Becker Small Cap Value Equity Fund, GLOBALT Growth Fund and Marathon Value Portfolio - Filed herewith.

                  (k)               Omitted Financial Statements - None.

                  (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                         (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                         (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                         (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                         (7) Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund - Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

                         (8) Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

                         (9) Copy of Rule 12b-1 Distribution Plan for the Abacus Bull Moose Growth Fund - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

                         (10) Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund - Filed with Registrant's registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

                         (11) Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund - Filed with Registrant's registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

                         (12) Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund - Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

                         (13) Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares - Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

                         (14) Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                         (15) Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund - Filed with Registrant's registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference..

                         (16) Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Focus Fund
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated February 2,
                                    2006 and incorporated herein by reference..

                  (n) (1) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (2) Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund - Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

                           (3) Copy of Rule 18f-3 Plan for each of the GERONIMO Funds - Filed with Registrant's registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

                  (o) Reserved.

                  (p) (1) Registrant's Amended Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

                           (2)      Code of Ethics for Senior Executive Officers
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated October 31,
                                    2003 and incorporated herein by reference.

                  (q)               (1) Registrant's Revised Proxy Voting Policy
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated October 31,
                                    2003 and incorporated herein by reference.

                           (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (5) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

                           (6) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (7) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                           (8) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

                           (9) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                           (10) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

                           (11) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                           (12) Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                           (13) Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

                           (14) Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group, Inc. with regard to the Chicken Little Growth Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

                           (15) Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

                           (16) Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund - Filed with Registrant's registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

                           (17) Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund - Filed with Registrant's registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 24. Indemnification

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.


Item 25. Business and Other Connections of the Investment Advisers

1. Archer Investment Corporation ("Archer") serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system, and available on the Investment Adviser Public Disclosure Website ("IAPD").

2. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard
                           B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4. Breen Financial Corporation ("Breen") serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

5. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

6. Chicken Little Fund Group, Inc. ("CLG") serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

7. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9. Financial Counselors, Inc. ("FCI") serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11. GERONIMO Partners Asset Management ("GERONIMO") serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

12. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

13. Howe & Rusling, Inc. ("H&R") serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

14. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

15. Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

16. Leader Capital Corporation ("Leader") serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

17. Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

18. Nashville Capital Corporation ("NCC") serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

19. Northstar Capital Management, Inc. ("Northstar") serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

20. Polynous Capital Management, Inc. ("Polynous") serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

21. Quixote Capital Management, LLC ("Quixote") serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

22. Robinson Investment Group, Inc. ("Robinson") serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

23. SMI Advisory Services, LLC ("SMI") serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

24. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I available on the IAPD.

25. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip
                           H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

26. The Roosevelt Investment Group ("Roosevelt") serves as investment advisor to the Abacus Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

27. The Symphony Wealth Management ("Symphony") serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

28. Tributary Capital Management, LLC ("Tributary") serves as investment advisor to Tributary Income Fund. Mr. David C. Johnson is the Managing Director and Ms. Tiffani D. Boskovich is a Portfolio Manager and Chief Compliance Officer of Tributary. Further information about Tributary can be obtained from its Form ADV Part I available on the IAPD.

29. Toreador Research & Trading LLC ("Toreador") serves as investment advisor to Toreador Large Cap Focus Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.



Item 26. Principal Underwriters

     Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust



                         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Ancora Funds, Eastern Point Advisors Funds, Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.


                         (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  Gregory   S.    Drose            President                         None

                  Stephen D. Highsmith, Jr.        Director,       Senior      Vice  None
                            President, Secretary and
                                                   Treasurer

                  D. Eric McKenzie Assistant Vice President None
                  Karyn E. Cunningham              Controller                        None

                  Terry Gallagher                  Chief Compliance Officer          None

                           (c) Not applicable.

Item 27. Location of Accounts and Records

                  Unified Fund Services, Inc.
                   431 N. Pennsylvania  Street
                   Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, Ohio 45202

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Polynous Securities, LLC
                  One Pine Street, Suite 2208
                  San Francisco, CA 94111

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.


                  Archer Investment Corporation
                  7970 Clearwater Court
                  Indianapolis, IN 46256

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Breen Financial Corporation
                  1603 Orrington Ave., Suite 1044
                  Evanston, IL 60201

                  Chicken Little Fund Group, Inc.
                  1310 Papin Street, Suite 104
                  St. Louis, MO 63103

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Financial Counselors, Inc.
                  442 West 47th Street
                  Kansas City, Missouri

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GERONIMO Partners Asset Management, LLC
                  700 17th Street, 24th Floor
                   Denver, Colorado 80202

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Howe & Rusling, Inc.
                  120 East Avenue
                  Rochester, NY 14604

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Iron Financial Management, Inc.
                  Two Northfield Plaza
                  Suite 250
                  Northfield, Illinois 60093

                  Leader Capital Corporation
                  121 SW Morrison St.
                  Suite 425
                  Portland, OR 97204

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Nashville Capital Corporation
                  209 10th Avenue South
                  Nashville, TN  37203

                  Northstar Capital Management, Inc.
                  4400 PGA Boulevard, Suite 600
                  Palm Beach Gardens, Florida 33410

                  Polynous Capital Management, Inc.
                  One Pine Street, Suite 2208
                  San Francisco, CA 94111

                  Quixote Capital Management, LLC
                  5619 DTC Parkway, Suite 100
                  Greenwood Village, CO  80111

                  Robinson Investment Group, Inc.
                  5301 Virginia Way, Suite 150
                  Brentwood, TN 37027

                  SMI Advisory Services, LLC
                  422 Washington Street
                  Columbus, IN 47201

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  The Roosevelt Investment Group
                  317 Madison Ave., Suite 1004
                  New York, New York 10017

                  Tributary Capital Management, LLC
                  215 W. Oak Street, Suite 201
                  Fort Collins, CO 80521

                  Toreador Research & Trading LLC
                  255 West Fallbrook, Suite 204
                  Fresno, California  93711

     Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.



Item 28. Management Services

                  None.

Item 29. Undertakings


     Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
     Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.


Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.


     Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under
     Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on February 28, 2006.

                                UNIFIED SERIES TRUST

                              /s/  Anthony J. Ghoston
                            Anthony J. Ghoston, President

Attest:

/s/      Freddie Jacobs, Jr.
Freddie Jacobs, Jr., Treasurer and
     Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                  Date

/s/      Freddie Jacobs, Jr. *        Trustee                February 28, 2006
 Daniel Condon

/s/      Freddie Jacobs, Jr. *        Trustee                February 28, 2006
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *        Trustee                February 28, 2006
 Stephen Little
/s/      Freddie Jacobs, Jr. *        Trustee                February 28, 2006
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.j           Consent of Independent Auditors - Cohen McCurdy, Ltd.